UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-10385
Pacific Life Funds

(Exact name of registrant as specified in charter)
700 Newport Center Drive, P.O. Box 7500
Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)
Robin S. Yonis
Vice President and General Counsel Fund Adviser
Pacific Life Fund Advisors LLC
700 Newport Center Drive, P.O. Box 9000
Newport Beach, CA 92660

(Name and address of agent for service)
Copies to:
Anthony H. Zacharski, Esq.
Dechert LLP
1775 I Street, N.W.
Washington D.C. 20006-2401
Registrant’s telephone number, including area code: 949-219-6767
Date of fiscal year end: March 31
Date of reporting period: June 30, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 Schedule of Investments—Schedule I.
PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION CONSERVATIVE
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 99.20%

PL Money Market Fund ‘A’	1,314,150	$1,314,150
PL International Value Fund ‘A’	156,641	1,932,949
PL Large-Cap Value Fund ‘A’	114,675	1,284,356
PL Short Duration Bond Fund ‘A’	991,970	9,860,185
PL Floating Rate Loan Fund ‘A’ *	577,280	5,772,801
PL Growth LT Fund ‘A’	104,295	1,283,868
PL Mid-Cap Value Fund ‘A’	218,268	1,922,940
PL International Large-Cap Fund ‘A’	86,038	1,287,135
PL Main Street Core® Fund ‘A’	319,804	3,217,233
PL Managed Bond Fund ‘A’	2,304,547	22,884,150
PL Inflation Managed Fund ‘A’	1,147,399	11,714,946
PL Comstock Fund ‘A’	241,528	2,608,495

Total Mutual Funds (Cost $66,649,319)		65,083,208

TOTAL INVESTMENTS - 99.20% (Cost $66,649,319)		65,083,208

OTHER ASSETS & LIABILITIES, NET - 0.80%		527,660

NET ASSETS - 100.00%		$65,610,868

Note to Schedule of Investments

(a)	As of June 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	76.56%
Affiliated Equity Funds	20.63%
Affiliated Money Market Fund	2.01%

99.20%
Other Assets & Liabilities, Net	0.80%

100.00%

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.27%

PL Money Market Fund ‘A’	8,493	$8,493
PL Small-Cap Growth Fund ‘A’	130,464	1,205,484
PL International Value Fund ‘A’	594,162	7,331,964
PL Large-Cap Value Fund ‘A’	435,173	4,873,933
PL Short Duration Bond Fund ‘A’	1,361,461	13,532,924
PL Floating Rate Loan Fund ‘A’ *	730,166	7,301,664
PL Growth LT Fund ‘A’	395,656	4,870,530
PL Mid-Cap Value Fund ‘A’	552,126	4,864,234
PL Large-Cap Growth Fund ‘A’ *	127,573	1,210,665
PL International Large-Cap Fund ‘A’	410,672	6,143,647
PL Small-Cap Value Fund ‘A’	137,244	1,213,239
PL Main Street Core Fund ‘A’	848,979	8,540,731
PL Managed Bond Fund ‘A’	3,340,881	33,174,945
PL Inflation Managed Fund ‘A’	1,680,810	17,161,069
PL Comstock Fund ‘A’	789,476	8,526,338
PL Mid-Cap Growth Fund ‘A’	257,775	2,405,038

Total Mutual Funds (Cost $125,456,100)		122,364,898

TOTAL INVESTMENTS - 100.27% (Cost $125,456,100)		122,364,898

OTHER ASSETS & LIABILITIES, NET - (0.27%)		(327,507)

NET ASSETS - 100.00%		$122,037,391

Note to Schedule of Investments

(a)	As of June 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	58.32%
Affiliated Equity Funds	41.94%
Affiliated Money Market Fund	0.01%

100.27%
Other Assets & Liabilities, Net	(0.27%)

100.00%

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.04%

PL Small-Cap Growth Fund ‘A’	967,101	$8,936,013
PL International Value Fund ‘A’	2,578,943	31,824,155
PL Large-Cap Value Fund ‘A’	2,825,705	31,647,901
PL Short Duration Bond Fund ‘A’	3,197,611	31,784,249
PL Floating Rate Loan Fund ‘A’ *	1,804,414	18,044,137
PL Growth LT Fund ‘A’	2,567,587	31,606,993
PL Mid-Cap Value Fund ‘A’	3,072,727	27,070,729
PL Large-Cap Growth Fund ‘A’ *	945,688	8,974,580
PL International Large-Cap Fund ‘A’	1,817,909	27,195,919
PL Small-Cap Value Fund ‘A’	1,019,011	9,008,058
PL Main Street Core Fund ‘A’	4,047,969	40,722,565
PL Emerging Markets Fund ‘A’	1,112,451	13,549,651
PL Managed Bond Fund ‘A’	7,777,256	77,228,155
PL Inflation Managed Fund ‘A’	3,983,602	40,672,580
PL Comstock Fund ‘A’	3,353,566	36,218,513
PL Mid-Cap Growth Fund ‘A’	955,320	8,913,136
PL Real Estate Fund ‘A’	866,122	9,007,667

Total Mutual Funds (Cost $467,942,383)		452,405,001

TOTAL INVESTMENTS - 100.04% (Cost $467,942,383)		452,405,001

OTHER ASSETS & LIABILITIES, NET - (0.04%)		(198,604)

NET ASSETS - 100.00%		$452,206,397

Note to Schedule of Investments

(a)	As of June 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	62.95%
Affiliated Fixed Income Funds	37.09%

100.04%
Other Assets & Liabilities, Net	(0.04%)

100.00%

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-AGGRESSIVE
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.03%

PL Small-Cap Growth Fund ‘A’	1,507,008	$13,924,757
PL International Value Fund ‘A’	4,211,025	51,964,051
PL Large-Cap Value Fund ‘A’	3,365,129	37,689,443
PL Short Duration Bond Fund ‘A’	469,605	4,667,877
PL Floating Rate Loan Fund ‘A’ *	470,311	4,703,108
PL Growth LT Fund ‘A’	3,824,544	47,080,130
PL Mid-Cap Value Fund ‘A’	4,271,680	37,633,498
PL Large-Cap Growth Fund ‘A’ *	983,912	9,337,328
PL International Large-Cap Fund ‘A’	2,841,276	42,505,493
PL Small-Cap Value Fund ‘A’	2,125,762	18,791,733
PL Main Street Core Fund ‘A’	4,691,051	47,191,972
PL Emerging Markets Fund ‘A’	1,545,196	18,820,491
PL Managed Bond Fund ‘A’	3,799,871	37,732,721
PL Inflation Managed Fund ‘A’	2,760,256	28,182,218
PL Comstock Fund ‘A’	3,917,762	42,311,826
PL Mid-Cap Growth Fund ‘A’	990,165	9,238,235
PL Real Estate Fund ‘A’	1,806,834	18,791,074

Total Mutual Funds (Cost $494,239,164)		470,565,955

TOTAL INVESTMENTS - 100.03% (Cost $494,239,164)		470,565,955

OTHER ASSETS & LIABILITIES, NET - (0.03%)		(160,530)

NET ASSETS - 100.00%		$470,405,425

Note to Schedule of Investments

(a)	As of June 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	84.03%
Affiliated Fixed Income Funds	16.00%

100.03%
Other Assets & Liabilities, Net	(0.03%)

100.00%

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION AGGRESSIVE
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 99.79%

PL Small-Cap Growth Fund ‘A’	1,094,468	$10,112,887
PL International Value Fund ‘A’	2,326,711	28,711,611
PL Large-Cap Value Fund ‘A’	1,460,490	16,357,490
PL Growth LT Fund ‘A’	1,825,375	22,470,361
PL Mid-Cap Value Fund ‘A’	1,853,010	16,325,020
PL Large-Cap Growth Fund ‘A’ *	427,507	4,057,043
PL International Large-Cap Fund ‘A’	1,370,416	20,501,424
PL Small-Cap Value Fund ‘A’	1,613,116	14,259,951
PL Main Street Core Fund ‘A’	2,440,699	24,553,434
PL Emerging Markets Fund ‘A’	1,006,599	12,260,372
PL Comstock Fund ‘A’	1,890,709	20,419,655
PL Mid-Cap Growth Fund ‘A’	426,655	3,980,688
PL Real Estate Fund ‘A’	981,196	10,204,438

Total Mutual Funds (Cost $218,677,976)		204,214,374

TOTAL INVESTMENTS - 99.79% (Cost $218,677,976)		204,214,374

OTHER ASSETS & LIABILITIES, NET - 0.21%		439,571

NET ASSETS - 100.00%		$204,653,945

Note to Schedule of Investments

(a)	As of June 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	99.79%

99.79%
Other Assets & Liabilities, Net	0.21%

100.00%

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MONEY MARKET FUND
Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 104.48%

Certificates of Deposit - 7.13%

Abbey National Treasury Services PLC
2.409% due 07/02/08 §	$500,000	$499,994
Bank of America Corp NA
2.560% due 09/02/08	750,000	750,000
Bank of Scotland PLC (United Kingdom)
2.798% due 10/27/08 §	500,000	500,000
BNP Paribas SA
2.690% due 11/12/08	750,000	750,000

		2,499,994

Commercial Paper - 62.66%

American Honda Finance Corp
2.430% due 09/08/08	750,000	746,507
Archer-Daniels-Midland Co
2.250% due 07/31/08	750,000	748,594
Astrazeneca PLC (United Kingdom)
2.400% due 10/10/08	250,000	248,317
AT&T Inc
2.180% due 07/21/08	1,000,000	998,789
2.210% due 07/31/08	400,000	399,263
BASF AG (Germany)
2.310% due 08/19/08	1,000,000	996,856
E.I. du Pont de Nemours & Co
2.150% due 07/07/08	500,000	499,821
2.170% due 07/22/08	1,000,000	998,734
Eaton Corp
2.200% due 07/08/08	600,000	599,743
2.500% due 08/05/08	683,000	681,340
Electricite de France (France)
2.250% due 07/31/08	1,000,000	998,125
General Electric Capital Corp
2.320% due 08/21/08	500,000	498,356
2.350% due 10/27/08	500,000	496,149
Honeywell International Inc
2.050% due 07/23/08	1,000,000	998,747
John Deere Bank SA
2.330% due 07/11/08	750,000	749,515
JP Morgan Chase & Co
2.500% due 08/12/08	250,000	249,271
2.900% due 12/15/08	750,000	739,910
Kimberly-Clark Worldwide Inc
2.200% due 07/17/08	1,000,000	999,022
Lloyds TSB Bank PLC (United Kingdom)
2.580% due 07/08/08	1,000,000	999,498
Medtronic Inc
2.200% due 07/09/08	500,000	499,756
2.250% due 07/07/08	300,000	299,888
2.300% due 07/21/08	800,000	798,978
Nestle Capital Corp
2.130% due 07/14/08	1,000,000	999,231
2.300% due 07/01/08	500,000	500,000
NSTAR Electric Co
2.050% due 07/01/08	100,000	100,000
Proctor & Gamble International Funding SCA
2.180% due 07/01/08	700,000	700,000
Royal Bank of Canada (Canada)
2.230% due 07/22/08	750,000	749,024
Southern Co
2.230% due 07/17/08	500,000	499,504
The Pepsi Bottling Group Inc
2.550% due 07/01/08	500,000	500,000
Unilever Capital Corp
2.150% due 07/03/08	1,000,000	999,881
United Parcel Service Inc
2.060% due 07/16/08	600,000	599,485
Wal-Mart Stores Inc
2.100% due 12/16/08	500,000	495,100
2.170% due 07/22/08	600,000	599,241

		21,986,645

Corporate Notes - 21.26%

Allstate Life Global Funding Trusts
2.448% due 09/11/08 §	500,000	500,000
American Express Bank FSB
2.731% due 09/18/08 §	800,000	800,000
Bank of America Corp
2.869% due 02/17/09 §	200,000	199,828
Caterpillar Financial Services Corp
2.766% due 03/10/09 §	500,000	499,424
Cisco Systems Inc
2.738% due 02/20/09 §	250,000	249,977
Emerson Electric Co
5.850% due 03/15/09	315,000	321,018
General Electric Capital Corp
3.125% due 04/01/09	400,000	401,495
Honeywell International Inc
2.848% due 03/13/09 §	230,000	229,868
IBM International Group Capital LLC
2.735% due 02/13/09 §	600,000	599,762
JP Morgan & Co
6.000% due 01/15/09	700,000	709,436
Procter & Gamble International Funding SCA
2.789% due 02/19/09 §	200,000	200,000
Toyota Motor Credit Corp
2.643% due 09/05/08 §	750,000	750,000
2.659% due 11/17/08 §	1,000,000	1,000,227
Wells Fargo Bank NA
2.633% due 05/28/09 §	1,000,000	1,000,000

		7,461,035

U.S. Government Agency Issues - 5.70%

Federal Home Loan Bank
2.520% due 04/21/09	1,500,000	1,500,000
Freddie Mac
2.625% due 06/12/09	500,000	500,000

		2,000,000

	Shares
Money Market Fund - 7.73%

BlackRock Liquidity Funds Institutional TempFund	2,711,969	2,711,969

Total Short-Term Investments (Amortized Cost $36,659,643)		36,659,643

TOTAL INVESTMENTS - 104.48% (Amortized Cost $36,659,643)		36,659,643

OTHER ASSETS & LIABILITIES, NET - (4.48%)		(1,573,237)

NET ASSETS - 100.00%		$35,086,406

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MONEY MARKET FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)
Notes to Schedule of Investments

(a)	As of June 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Commercial Paper	62.66%
Corporate Notes	21.26%
Money Market Fund	7.73%
Certificates of Deposit	7.13%
U.S. Government Agency Issues	5.70%

104.48%
Other Assets & Liabilities, Net	(4.48%)

100.00%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 102.08%

Consumer Discretionary - 12.55%

AnnTaylor Stores Corp *	17,800	$426,477
Bally Technologies Inc *	11,600	392,080
bebe Stores Inc	24,800	238,328
Corinthian Colleges Inc *	29,200	339,012
Ctrip.com International Ltd ADR (Cayman)	6,150	281,547
GSI Commerce Inc *	31,350	427,301
Iconix Brand Group Inc *	21,000	253,680
Life Time Fitness Inc *	12,650	373,808
LKQ Corp *	21,200	383,084
Phillips-Van Heusen Corp	8,700	318,594
priceline.com Inc *	3,800	438,748
Tupperware Brands Corp	8,400	287,448
WMS Industries Inc *	9,700	288,769

		4,448,876

Consumer Staples - 2.46%

Central European Distribution Corp *	6,500	481,975
The Hain Celestial Group Inc *	16,550	388,594

		870,569

Energy - 13.48%

Bristow Group Inc *	3,950	195,486
Cal Dive International Inc *	31,700	452,993
Carrizo Oil & Gas Inc *	6,950	473,226
Concho Resources Inc *	14,000	522,200
Concho Resources Inc-restricted shares +	1,250	44,294
CVR Energy Inc *	16,650	320,513
Dril-Quip Inc *	7,700	485,100
International Coal Group Inc *	25,200	328,860
Mariner Energy Inc *	14,300	528,671
Petrobank Energy & Resources Ltd (Canada) *	8,850	464,068
PetroQuest Energy Inc *	7,200	193,680
T-3 Energy Services Inc *	7,050	560,264
Uranium One Inc (Canada) *	43,600	206,279

		4,775,634

Financials - 6.20%

Affiliated Managers Group Inc *	4,150	373,749
Digital Realty Trust Inc REIT	9,450	386,600
FCStone Group Inc *	5,202	145,292
First Mercury Financial Corp *	21,700	382,788
Greenhill & Co Inc	6,850	368,941
Investment Technology Group Inc *	5,350	179,011
Platinum Underwriters Holdings Ltd (Bermuda)	2,350	76,634
Signature Bank *	11,000	283,360

		2,196,375

Health Care - 18.24%

Acorda Therapeutics Inc *	9,800	321,734
BioMarin Pharmaceutical Inc *	11,500	333,270
Bruker Corp *	16,450	211,383
Cepheid Inc *	14,200	399,304
Community Health Systems Inc *	13,550	446,879
Cubist Pharmaceuticals Inc *	14,450	258,077
Gentiva Health Services Inc *	22,350	425,768
Hologic Inc *	12,950	282,310
ICON PLC ADR (Ireland) *	5,350	404,032
Illumina Inc *	5,350	466,039
Insulet Corp *	11,900	187,187
Inverness Medical Innovations Inc *	6,100	202,337
Meridian Bioscience Inc	15,400	414,568
Myriad Genetics Inc *	2,100	95,592
OSI Pharmaceuticals Inc *	4,850	200,402
PAREXEL International Corp *	18,300	481,473
POZEN Inc *	2,450	26,656
Psychiatric Solutions Inc *	5,550	210,012
Savient Pharmaceuticals Inc *	12,100	306,130
Thoratec Corp *	21,050	366,060
United Therapeutics Corp *	4,350	425,213

		6,464,426

Industrials - 17.25%

Actuant Corp ‘A’	14,600	457,710
Aecom Technology Corp *	17,100	556,263
AirTran Holdings Inc *	36,100	73,644
BE Aerospace Inc *	11,900	277,151
Bucyrus International Inc	7,150	522,093
CLARCOR Inc	11,650	408,915
Esterline Technologies Corp *	7,100	349,746
FTI Consulting Inc *	7,850	537,411
IHS Inc ‘A’ *	8,000	556,800
JA Solar Holdings Co Ltd ADR (Cayman) *	19,850	334,473
RBC Bearings Inc *	12,300	409,836
TeleTech Holdings Inc *	19,950	398,202
The Geo Group Inc *	19,000	427,500
Titan Machinery Inc *	10,650	333,558
URS Corp *	6,850	287,495
Waste Connections Inc *	5,650	180,405

		6,111,202

Information Technology - 24.65%

Acme Packet Inc *	25,850	200,596
ANSYS Inc *	11,200	527,744
Atheros Communications Inc *	15,550	466,500
Cavium Networks Inc *	10,700	224,700
Concur Technologies Inc *	8,500	282,455
Cypress Semiconductor Corp *	8,250	204,188
DealerTrack Holdings Inc *	7,950	112,175
Digital River Inc *	6,100	235,338
Emulex Corp *	2,400	27,960
Foundry Networks Inc *	15,700	185,574
Interwoven Inc *	23,000	276,230
Mellanox Technologies Ltd (Israel) *	26,450	358,133
Microsemi Corp *	18,950	477,161
NeuStar Inc ‘A’ *	15,800	340,648
NICE Systems Ltd ADR (Israel) *	15,100	446,507
Omniture Inc *	10,150	188,486
ON Semiconductor Corp *	46,750	428,698
Polycom Inc *	18,500	450,660
SI International Inc *	12,950	271,173
Solera Holdings Inc *	19,250	532,455
Sonus Networks Inc *	65,800	225,036
Synaptics Inc *	10,700	403,711
Synchronoss Technologies Inc *	11,900	107,457
Taleo Corp ‘A’ *	20,850	408,452
Tessera Technologies Inc *	13,400	219,358
THQ Inc *	21,600	437,616
TIBCO Software Inc *	36,500	279,225
VeriFone Holdings Inc *	15,000	179,250
Wright Express Corp *	9,600	238,080

		8,735,566

Materials - 3.09%

Major Drilling Group International Inc (Canada) *	3,800	187,275
Silgan Holdings Inc	9,300	471,882
Thompson Creek Metals Co Inc (Canada) *	22,350	435,825

		1,094,982

Telecommunication Services - 2.78%

Cincinnati Bell Inc *	107,600	428,248
SBA Communications Corp ‘A’ *	15,500	558,155

		986,403

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Utilities - 1.38%

ITC Holdings Corp	9,600	$490,656

Total Common Stocks (Cost $36,898,241)		36,174,689

TOTAL INVESTMENTS - 102.08% (Cost $36,898,241)		36,174,689

OTHER ASSETS & LIABILITIES, NET - (2.08%)		(737,587)

NET ASSETS - 100.00%		$35,437,102

Notes to Schedule of Investments

(a)	As of June 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Information Technology	24.65%
Health Care	18.24%
Industrials	17.25%
Energy	13.48%
Consumer Discretionary	12.55%
Financials	6.20%
Materials	3.09%
Telecommunication Services	2.78%
Consumer Staples	2.46%
Utilities	1.38%

102.08%
Other Assets & Liabilities, Net	(2.08%)

100.00%

(b)	Securities with a total aggregate market value of $44,294 or 0.12% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
RIGHTS - 0.02%

United Kingdom - 0.02%

Barclays PLC
exp 07/17/08 + *	49,175	$2,778
HBOS PLC
exp 07/18/08 *	109,604	23,469

		26,247

Total Rights (Cost $0)		26,247

COMMON STOCKS - 101.27%

Australia - 4.01%

Australia & New Zealand Banking Group Ltd +	34,100	612,868
BHP Billiton Ltd +	29,300	1,247,020
Macquarie Airports Ltd +	216,245	427,723
Macquarie Infrastructure Group +	203,000	451,680
National Australia Bank Ltd +	33,322	846,097
Oxiana Ltd +	162,848	407,829
Qantas Airways Ltd +	222,200	647,516
Suncorp-Metway Ltd +	29,400	368,415

		5,009,148

Austria - 0.74%

voestalpine AG +	11,300	924,740

Belgium - 1.82%

Fortis +	73,332	1,164,840
KBC Groep NV +	1,527	168,797
Solvay SA +	7,200	938,020

		2,271,657

Bermuda - 1.11%

Catlin Group Ltd +	88,600	615,221
Hiscox Ltd +	136,400	562,919
Orient Overseas International Ltd +	42,000	210,365

		1,388,505

Canada - 4.38%

Barrick Gold Corp	14,400	658,217
Canadian Imperial Bank of Commerce	7,364	405,139
EnCana Corp	5,300	485,249
Fairfax Financial Holdings Ltd	2,500	639,894
Gerdau Ameristeel Corp	45,200	873,680
HudBay Minerals Inc *	9,300	129,235
Husky Energy Inc	8,000	383,015
Onex Corp	16,204	477,205
Petro-Canada	18,500	1,036,123
Royal Bank of Canada	8,515	382,703

		5,470,460

Finland - 1.65%

Nokia OYJ +	41,800	1,021,716
Outokumpu OYJ +	15,400	535,156
Stora Enso OYJ ‘R’ +	54,900	511,486

		2,068,358

France - 12.49%

Air France-KLM +	8,400	200,364
Arkema +	7,900	443,711
BNP Paribas +	17,808	1,603,026
Compagnie Generale des Etablissements Michelin ‘B’ +	7,725	552,385
Credit Agricole SA +	63,323	1,285,479
France Telecom SA +	35,400	1,038,180
Lagardere SCA +	14,500	820,246
Renault SA +	14,194	1,155,203
Sanofi-Aventis SA +	25,301	1,681,227
Societe Generale +	14,923	1,293,812
Suez SA +	10,100	684,656
Total SA +	42,956	3,656,356
Vallourec SA +	3,400	1,189,084

		15,603,729

Germany - 13.45%

Allianz SE +	12,210	2,147,783
BASF SE +	33,000	2,274,412
Celesio AG +	18,400	664,581
Deutsche Bank AG +	19,900	1,717,868
Deutsche Lufthansa AG +	33,900	730,404
Deutsche Telekom AG +	64,900	1,063,728
E.ON AG +	10,932	2,203,287
Infineon Technologies AG + *	89,500	776,822
Lanxess AG +	10,700	439,492
Muenchener Rueckversicherungs AG +	9,061	1,589,247
RWE AG +	11,833	1,493,990
Siemens AG +	7,700	853,625
Suedzucker AG +	12,900	234,458
TUI AG +	26,800	620,419

		16,810,116

Ireland - 0.28%

Greencore Group PLC +	109,900	346,065

Italy - 4.01%

Banco Popolare SCARL +	35,800	632,456
ENI SPA +	65,889	2,447,804
Fondiaria-Sai SPA +	8,700	286,715
Telecom Italia SPA +	422,900	845,843
Telecom Italia SPA RNC +	203,700	328,849
UniCredit SPA +	77,000	468,380

		5,010,047

Japan - 17.71%

Astellas Pharma Inc +	11,000	467,777
Canon Inc +	10,400	535,350
Dainippon Ink & Chemicals Inc +	124,000	359,844
Fujitsu Ltd +	165,000	1,225,260
Hitachi Ltd +	107,000	770,558
Honda Motor Co Ltd +	26,700	911,182
Isuzu Motors Ltd +	125,000	601,938
ITOCHU Corp +	63,000	671,691
JFE Holdings Inc +	28,200	1,421,793
Mitsubishi Chemical Holdings Corp +	127,000	739,522
Mitsubishi Corp +	25,300	833,653
Mitsui & Co Ltd +	40,000	882,844
Mitsui Chemicals Inc +	42,000	207,405
Mitsui OSK Lines Ltd +	69,000	984,076
Namco Bandai Holdings Inc +	33,100	375,325
Nippon Mining Holdings Inc +	80,000	502,288
Nippon Steel Corp +	111,000	601,579
Nippon Telegraph & Telephone Corp +	243	1,199,029
Nippon Yusen Kabushiki Kaisha +	76,000	732,017
Nissan Motor Co Ltd +	172,300	1,431,034
ORIX Corp +	4,680	670,302
Sharp Corp +	64,000	1,043,282
Sumitomo Mitsui Financial Group Inc +	186	1,398,759
The Tokyo Electric Power Co Inc +	49,200	1,266,822
Toshiba Corp +	138,000	1,018,100
See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Tosoh Corp +	72,000	$294,793
Toyota Motor Corp +	20,800	981,843

		22,128,066

Luxembourg - 1.64%

ArcelorMittal +	20,800	2,044,120

Netherlands - 3.77%

ING Groep NV CVA +	59,521	1,881,919
Koninklijke Ahold NV +	74,500	998,719
Koninklijke DSM NV +	16,400	961,236
Koninklijke Philips Electronics NV +	11,130	376,923
Wolters Kluwer NV +	21,248	494,566

		4,713,363

New Zealand - 0.39%

Telecom Corp of New Zealand Ltd +	183,000	489,177

Norway - 2.32%

Norsk Hydro ASA +	66,150	964,561
StatoilHydro ASA +	51,850	1,934,511

		2,899,072

Singapore - 0.43%

Neptune Orient Lines Ltd +	228,000	542,290

Spain - 2.69%

Banco Santander SA +	65,700	1,198,640
Repsol YPF SA +	26,529	1,041,117
Telefonica SA +	42,500	1,124,713

		3,364,470

Sweden - 2.36%

Electrolux AB ‘B’ +	7,300	92,759
Nordea Bank AB +	47,900	656,350
Svenska Cellulosa AB ‘B’ +	57,100	803,436
Tele2 AB ‘B’ +	39,500	768,143
Volvo AB ‘B’ +	52,050	633,816

		2,954,504

Switzerland - 3.55%

Credit Suisse Group AG +	30,379	1,382,761
Nestle SA +	12,530	564,660
Novartis AG +	37,797	2,080,052
Zurich Financial Services AG +	1,590	405,219

		4,432,692

United Kingdom - 22.47%

Antofagasta PLC +	47,900	622,830
Arriva PLC +	55,900	759,137
Associated British Foods PLC +	51,600	777,242
AstraZeneca PLC +	14,722	625,954
Aviva PLC +	65,538	649,750
Barclays PLC +	229,483	1,301,964
BP PLC +	105,698	1,225,101
British American Tobacco PLC +	24,700	851,997
Centrica PLC +	163,500	1,005,604
Drax Group PLC +	74,300	1,088,408
DS Smith PLC +	57,900	130,001
G4S PLC +	153,200	615,345
GlaxoSmithKline PLC +	96,100	2,124,362
HBOS PLC +	274,011	1,500,157
Home Retail Group PLC +	77,900	336,621
HSBC Holdings PLC (LI) +	68,200	1,050,111
ITV PLC +	293,080	259,510
Kazakhmys PLC +	9,000	283,768
Lloyds TSB Group PLC +	97,200	596,346
Mondi PLC +	32,500	190,757
Pearson PLC +	48,400	589,803
Persimmon PLC +	51,900	324,842
Prudential PLC +	16,645	175,567
Punch Taverns PLC +	13,100	81,415
Royal Dutch Shell PLC ‘A’ (XAMS) +	107,935	4,413,787
Tesco PLC +	51,500	376,686
The Royal Bank of Scotland Group PLC +	402,200	1,712,217
TUI Travel PLC +	125,400	509,589
Vodafone Group PLC +	866,371	2,552,597
Xstrata PLC +	16,820	1,339,886

		28,071,354

Total Common Stocks (Cost $135,967,663)		126,541,933

TOTAL INVESTMENTS - 101.29% (Cost $135,967,663)		126,568,180

OTHER ASSETS & LIABILITIES, NET - (1.29%)		(1,614,887)

NET ASSETS - 100.00%		$124,953,293

Notes to Schedule of Investments

(a)	As of June 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Financials	25.51%
Materials	16.28%
Energy	13.70%
Industrials	9.40%
Consumer Discretionary	8.95%
Telecommunication Services	7.53%
Utilities	6.20%
Health Care	6.12%
Information Technology	4.28%
Consumer Staples	3.32%

101.29%
Other Assets & Liabilities, Net	(1.29%)

100.00%

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

(b)	As of June 30, 2008, the Fund was diversified by geographical region as a percentage of net assets as follows:

United Kingdom	22.49%
Japan	17.71%
Germany	13.45%
France	12.49%
Canada	4.38%
Italy	4.01%
Australia	4.01%
Netherlands	3.77%
Switzerland	3.55%
Spain	2.69%
Sweden	2.36%
Norway	2.32%
Belgium	1.82%
Finland	1.65%
Luxembourg	1.64%
Bermuda	1.11%
Austria	0.74%
Singapore	0.43%
New Zealand	0.39%
Ireland	0.28%

101.29%
Other Assets & Liabilities, Net	(1.29%)

100.00%

(c)	Securities with a total aggregate market value of $120,728,186 or 96.62% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	The amount of $238,200 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of June 30, 2008:

				Net
	Number of	Notional		Unrealized
Long Futures Outstanding	Contracts	Amount		Depreciation

DJ Euro Stoxx 50 (09/08)	24	EUR	862,283	$(80,428)

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL LARGE-CAP VALUE FUND
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.00%

Consumer Discretionary - 15.46%

DISH Network Corp ‘A’ *	52,400	$1,534,271
Liberty Media Corp — Entertainment ‘A’ *	81,700	1,979,591
Liberty Media Corp — Interactive ‘A’ *	60,286	889,821
McDonald’s Corp	54,000	3,035,880
News Corp ‘B’	87,610	1,344,814
SES FDR (Luxembourg) +	47,800	1,207,478
Target Corp	24,200	1,125,058
The E.W. Scripps Co ‘A’	21,500	893,110
The Home Depot Inc	31,500	737,730
Time Warner Inc	145,100	2,147,480

		14,895,233

Consumer Staples - 10.41%

Altria Group Inc	59,100	1,215,096
Kimberly-Clark Corp	40,200	2,403,156
Kraft Foods Inc ‘A’	47,831	1,360,792
Philip Morris International Inc	55,700	2,751,023
Wal-Mart Stores Inc	40,900	2,298,580

		10,028,647

Energy - 13.60%

Devon Energy Corp	8,770	1,053,803
Halliburton Co	23,900	1,268,373
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	24,800	2,026,408
Suncor Energy Inc (Canada)	32,390	1,882,507
Total SA ADR (France)	56,600	4,826,282
Transocean Inc (Cayman)	13,448	2,049,341

		13,106,714

Financials - 17.95%

Aflac Inc	13,800	866,640
American Express Co	43,670	1,645,049
American International Group Inc	17,700	468,342
Capital One Financial Corp	42,700	1,623,027
JPMorgan Chase & Co	64,000	2,195,840
Loews Corp	73,100	3,428,390
Marsh & McLennan Cos Inc	59,451	1,578,424
Merrill Lynch & Co Inc	15,340	486,431
The Bank of New York Mellon Corp	28,852	1,091,471
The Chubb Corp	34,380	1,684,964
The Travelers Cos Inc	31,100	1,349,740
Wells Fargo & Co	36,900	876,375

		17,294,693

Health Care - 5.34%

Abbott Laboratories	29,800	1,578,506
Novartis AG ADR (Switzerland)	33,800	1,860,352
UnitedHealth Group Inc	26,300	690,375
WellPoint Inc *	21,200	1,010,392

		5,139,625

Industrials - 7.41%

Avery Dennison Corp	19,100	839,063
General Electric Co	93,800	2,503,522
Raytheon Co	20,500	1,153,740
Textron Inc	18,300	877,119
The Boeing Co	11,400	749,208
United Technologies Corp	16,400	1,011,880

		7,134,532

Information Technology - 5.39%

Comverse Technology Inc *	31,600	535,620
EchoStar Corp ‘A’ *	6,480	202,306
International Business Machines Corp	13,400	1,588,302
Microsoft Corp	44,700	1,229,697
Nortel Networks Corp (Canada) *	2,680	22,030
Texas Instruments Inc	57,500	1,619,200

		5,197,155

Materials - 2.80%

Air Products & Chemicals Inc	11,500	1,136,890
E.I. du Pont de Nemours & Co	36,400	1,561,196

		2,698,086

Telecommunication Services - 6.59%

AT&T Inc	68,347	2,302,610
Embarq Corp	48,645	2,299,449
Sprint Nextel Corp	183,579	1,744,001

		6,346,060

Utilities - 2.05%

Sempra Energy	35,000	1,975,750

Total Common Stocks (Cost $83,853,229)		83,816,495

SHORT-TERM INVESTMENT - 3.41%

Money Market Fund - 3.41%

BlackRock Liquidity Funds Institutional TempFund	3,285,942	3,285,942

Total Short-Term Investment (Cost $3,285,942)		3,285,942

TOTAL INVESTMENTS - 90.41% (Cost $87,139,171)		87,102,437

OTHER ASSETS & LIABILITIES, NET - 9.59%		9,237,009

NET ASSETS - 100.00%		$96,339,446

Notes to Schedule of Investments
(a) As of June 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Financials	17.95%
Consumer Discretionary	15.46%
Energy	13.60%
Consumer Staples	10.41%
Industrials	7.41%
Telecommunication Services	6.59%
Information Technology	5.39%
Health Care	5.34%
Short-Term Investment	3.41%
Materials	2.80%
Utilities	2.05%

90.41%
Other Assets & Liabilities, Net	9.59%

100.00%

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL LARGE-CAP VALUE FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)
(b) Securities with a total aggregate market value of $1,207,478 or 1.25% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(c) Investment sold short outstanding as of June 30, 2008:

Common Stocks	Shares	Value

The E. W. Scripps Co ‘A’ WI	$14,480	$44,454

Total Investments sold short (Proceeds $54,467)		$44,454

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 16.29%

Consumer Discretionary - 1.09%

Comcast Corp
5.850% due 01/15/10	$250,000	$253,923
Cox Communications Inc
4.625% due 01/15/10	150,000	149,227
Time Warner Cable Inc
5.400% due 07/02/12	100,000	99,078
Time Warner Inc
6.750% due 04/15/11	150,000	153,438

		655,666

Financials - 13.17%

American General Finance Corp
4.875% due 05/15/10	250,000	245,978
ANZ Capital Trust Inc
4.484% due 12/15/53 ~	500,000	484,358
Greater Bay Bancorp
5.125% due 04/15/10	100,000	102,609
ING Capital Funding Trust III
8.439% due 12/29/49 §	550,000	556,027
Kreditanstalt fuer Wiederaufbau (Germany)
3.750% due 06/27/11	2,100,000	2,116,926
4.500% due 09/21/09	3,400,000	3,464,644
Monumental Global Funding II
3.900% due 06/15/09 ~ Δ	400,000	394,977
Morgan Stanley
5.050% due 01/21/11	250,000	247,294
The Royal Bank of Scotland Group PLC
(United Kingdom)
9.118% due 03/31/10	150,000	151,208
Waddell & Reed Financial Inc
5.600% due 01/15/11	150,000	149,277

		7,913,298

Health Care - 0.58%

UnitedHealth Group Inc
5.125% due 11/15/10	350,000	346,832

Industrials - 0.67%

GATX Financial Corp
5.125% due 04/15/10	150,000	149,832
John Deere Capital Corp
5.400% due 04/07/10	250,000	256,033

		405,865

Telecommunication Services - 0.78%

Deutsche Telekom International Finance BV
(Netherlands)
8.500% due 06/15/10	200,000	211,673
GTE Corp
7.510% due 04/01/09	250,000	256,732

		468,405

Total Corporate Bonds & Notes (Cost $9,718,251)		9,790,066

MORTGAGE-BACKED SECURITIES - 14.98%

Collateralized Mortgage Obligations - 6.93%

Citimortgage Alternative Loan Trust
6.000% due 12/25/36 “	797,737	723,892
Countrywide Alternative Loan Trust
5.028% due 09/25/35 § “	712,720	552,518
5.750% due 07/25/37	905,726	679,515
Structured Adjustable Rate Mortgage Loan Trust
6.141% due 02/25/35 § “	456,339	384,895
5.450% due 11/25/34 § “	402,760	371,596
Washington Mutual Mortgage Pass-Through Certificates
4.338% due 07/25/47 § “	920,192	663,002
4.448% due 09/25/46 § “	1,109,975	784,923

		4,160,341

Fannie Mae - 8.05%

6.000% due 10/01/21 “	2,772,176	2,851,789
7.500% due 02/01/17 “	64	68
7.500% due 12/01/29 “	996	1,075
7.500% due 06/01/30 “	436	469
7.500% due 09/01/30 “	277	298
7.500% due 02/01/36 “	99,542	105,177
7.500% due 04/01/36 “	113,551	119,979
7.500% due 11/01/36 “	42,979	45,413
7.500% due 12/01/36 “	78,587	83,036
7.500% due 01/01/37 “	73,976	78,164
7.500% due 02/01/37 “	41,859	44,229
7.500% due 02/01/37 “	46,111	48,717
7.500% due 03/01/37 “	62,853	66,406
7.500% due 03/01/37 “	409,866	433,069
7.500% due 04/01/37 “	52,245	55,203
7.500% due 04/01/37 “	493,796	521,707
7.500% due 02/01/38 “	64,312	67,949
7.500% due 03/01/38 “	298,527	315,407

		4,838,155

Total Mortgage-Backed Securities (Cost $9,061,278)		8,998,496

ASSET-BACKED SECURITIES - 4.39%

Capital One Multi-Asset Execution Trust
4.950% due 08/15/12 “	1,600,000	1,617,856
Chase Issuance Trust
4.960% due 09/17/12 “	1,000,000	1,016,446

Total Asset-Backed Securities (Cost $2,599,528)		2,634,302

U.S. GOVERNMENT AGENCY ISSUES - 37.40%

Fannie Mae
4.680% due 06/15/11	1,800,000	1,856,126
6.625% due 09/15/09	1,000,000	1,043,708
Federal Home Loan Bank
3.125% due 06/10/11	2,500,000	2,470,230
3.500% due 06/23/10	1,900,000	1,900,179
5.125% due 12/29/08	8,000,000	8,095,760
5.125% due 09/10/10	1,000,000	1,038,414
5.250% due 01/16/09 ‡	5,000,000	5,065,275
Freddie Mac
4.480% due 09/19/08	1,000,000	1,004,056

Total U.S. Government Agency Issues (Cost $22,206,583)		22,473,748

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 12.65%

U.S. Treasury Bonds - 0.51%

4.500% due 02/15/36	$100,000	$99,320
4.750% due 02/15/37	200,000	206,594

		305,914

U.S. Treasury Inflation Protected Securities - 5.01%

4.250% due 01/15/10 ^	2,806,804	3,011,176

U.S. Treasury Notes - 7.13%

4.500% due 02/15/09	1,000,000	1,013,907
4.750% due 08/15/17	400,000	423,875
4.875% due 01/31/09	2,800,000	2,845,282

		4,283,064

Total U.S. Treasury Obligations (Cost $7,502,050)		7,600,154

SHORT-TERM INVESTMENTS - 21.79%

Commercial Paper - 8.27%

Amstel Funding Corp
2.808% due 09/05/08	750,000	745,826
Aspen Funding Corp
2.677% due 09/05/08	750,000	745,826
Atlantis One Funding Corp
2.687% due 09/05/08	750,000	745,826
Ciesco LLC
2.707% due 09/05/08	750,000	745,826
Falcon Asset Securitization
2.616% due 09/05/08	750,000	745,785
Ranger Funding Co
2.616% due 09/05/08	500,000	497,218
Thames Asset Global Securitization
2.687% due 09/09/08	750,000	745,785

		4,972,092

U.S. Treasury Bills - 0.33%

2.053% due 06/04/09	200,000	195,747

	Shares

Money Market Funds - 13.19%

BlackRock Liquidity Funds Institutional
TempCash	3,963,347	3,963,347
BlackRock Liquidity Funds Institutional
TempFund	3,963,347	3,963,347

		7,926,694

Total Short-Term Investments (Cost $13,098,360)		13,094,533

TOTAL INVESTMENTS - 107.50% (Cost $64,186,050)		64,591,299

OTHER ASSETS & LIABILITIES, NET — (7.50%)		(4,505,850)

NET ASSETS - 100.00%	$60,085,449

Notes to Schedule of Investments
(a) As of June 30, 2008, the Fund was diversified as a percentage of net assets as follows:

U.S. Government Agency Issues	37.40%
Short-Term Investments	21.79%
Corporate Bonds & Notes	16.29%
Mortgage-Backed Securities	14.98%
U.S. Treasury Obligations	12.65%
Asset-Backed Securities	4.39%

107.50%
Other Assets & Liabilities, Net	(7.50%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Securities with an aggregate market value of $303,917 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of June 30, 2008:

			Net
			Unrealized
	Number of	Notional	Appreciation
	Contracts	Amount	(Depreciation)

Long Futures Outstanding
Eurodollar (09/08)	4	$4,000,000	$17,650
Eurodollar (12/08)	2	2,000,000	8,129
Eurodollar (03/09)	2	2,000,000	7,642
Eurodollar (06/09)	2	2,000,000	6,917
U.S. Treasury 2-Year Notes (09/08)	115	23,000,000	102,652
U.S. Treasury 10-Year Notes (09/08)	7	700,000	11,870

Short Futures Outstanding
U.S. Treasury 5-Year Note (09/08)	28	2,800,000	(269)
U.S. Treasury 20-Year Bonds (09/08)	15	1,500,000	(35,284)

			$119,307

(d) 0.66% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.
See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND (a)
Schedule of Investments
June 30, 2008 (Unaudited)

Value
TOTAL INVESTMENTS - 0.00% (Cost $0)	$—

OTHER ASSETS & LIABILITIES, NET (a) - 100.00%	35,831,721

NET ASSETS - 100.00%	$35,831,721

Note to Schedule of Investments
(a) The Fund commenced operations on June 30, 2008. As of June 30, 2008, the other assets & liabilities were predominately made up of receivables from capital stock subscriptions.
See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.50%

Consumer Discretionary - 7.58%

Bayerische Motoren Werke AG (Germany) +	15,164	$728,581
Crown Ltd (Australia) +	107,058	952,324
Lamar Advertising Co ‘A’ *	11,625	418,849
Las Vegas Sands Corp *	13,135	623,124
Liberty Global Inc ‘A’ *	8,901	279,758
Liberty Global Inc ‘C’ *	9,456	287,084
McDonald’s Corp	19,659	1,105,229
News Corp ‘A’	29,215	439,394
Nordstrom Inc	26,850	813,555
Sharp Corp (Japan) +	22,000	358,628
Sony Corp (Japan) +	11,295	495,101
Staples Inc	36,787	873,691
The Walt Disney Co	17,320	540,384
Yum! Brands Inc	11,820	414,764

		8,330,466

Consumer Staples - 11.58%

Altria Group Inc	48,536	997,900
Avon Products Inc	10,495	378,029
Colgate-Palmolive Co	16,620	1,148,442
CVS Caremark Corp	123,196	4,874,865
InBev NV (Belgium) +	45,843	3,169,641
Philip Morris International Inc	25,776	1,273,077
Tesco PLC (United Kingdom) +	121,356	887,634

		12,729,588

Energy - 9.09%

Exxon Mobil Corp	28,535	2,514,790
Hess Corp	37,780	4,767,458
Occidental Petroleum Corp	19,700	1,770,242
Petroleo Brasileiro SA ADR (Brazil)	13,210	935,664

		9,988,154

Financials - 5.67%

Berkshire Hathaway Inc ‘B’ *	395	1,584,740
CME Group Inc	1,895	726,145
JPMorgan Chase & Co	41,353	1,418,821
Nomura Holdings Inc (Japan) +	45,340	671,412
ProLogis REIT	13,750	747,313
T. Rowe Price Group Inc	19,100	1,078,577

		6,227,008

Health Care - 10.68%

Celgene Corp *	34,720	2,217,566
Coventry Health Care Inc *	25,590	778,448
Covidien Ltd (Bermuda)	14,495	694,166
Forest Laboratories Inc *	15,790	548,545
Genentech Inc *	17,730	1,345,707
Gilead Sciences Inc *	19,765	1,046,556
Merck & Co Inc	35,235	1,328,007
Roche Holding AG (Switzerland) +	8,997	1,617,412
UnitedHealth Group Inc	75,795	1,989,619
Wyeth	3,435	164,743

		11,730,769

Industrials - 9.73%

C.H. Robinson Worldwide Inc	10,645	583,771
Canadian National Railway Co (Canada)	15,211	731,344
China Merchants Holdings International Co Ltd (Hong Kong) +	63,520	245,841
Danaher Corp	18,080	1,397,584
Embraer-Empresa Brasileira de Aeronautica SA ADR (Brazil)	50,355	1,334,408
Emerson Electric Co	29,140	1,440,973
Illinois Tool Works Inc	4,855	230,661
Lockheed Martin Corp	7,565	746,363
Precision Castparts Corp	5,900	568,583
Siemens AG (Germany) +	16,228	1,799,042
United Parcel Service Inc ‘B’	23,195	1,425,797
Vallourec SA (France) +	520	181,860

		10,686,227

Information Technology - 24.98%

Apple Inc *	9,939	1,664,186
Automatic Data Processing Inc	20,692	866,994
Cisco Systems Inc *	155,570	3,618,558
Corning Inc	95,305	2,196,780
Cypress Semiconductor Corp *	18,475	457,256
Dell Inc *	20,175	441,429
Electronic Arts Inc *	15,395	684,000
Google Inc ‘A’ *	5,085	2,676,846
Hewlett-Packard Co	37,150	1,642,402
Keyence Corp (Japan) +	1,900	452,909
KLA-Tencor Corp	40,035	1,629,825
Marvell Technology Group Ltd (Bermuda) *	87,810	1,550,725
Microsoft Corp	98,080	2,698,181
Oracle Corp *	121,285	2,546,985
Research In Motion Ltd (Canada) *	14,920	1,744,148
Taiwan Semiconductor Manufacturing Co Ltd (Taiwan) * +	474,000	1,007,183
Texas Instruments Inc	20,775	585,024
The Western Union Co	39,945	987,440

		27,450,871

Materials - 6.13%

Bayer AG (Germany) +	8,949	752,955
K+S AG (Germany) +	2,458	1,415,221
Monsanto Co	12,715	1,607,685
Praxair Inc	8,715	821,302
Syngenta AG (Switzerland) +	2,950	955,720
Weyerhaeuser Co	23,160	1,184,402

		6,737,285

Telecommunication Services - 1.89%

Crown Castle International Corp *	53,735	2,081,157

Utilities - 4.17%

NRG Energy Inc *	35,385	1,518,017
The AES Corp *	159,445	3,062,938

		4,580,955

Total Common Stocks (Cost $97,263,846)		100,542,480

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 3.95%

U.S. Government Agency Issue - 3.91%

Federal Home Loan Bank
1.850% due 07/01/08	$4,300,000	$4,300,000

	Shares

Money Market Funds - 0.04%

BlackRock Liquidity Funds Institutional
TempCash	19,598	19,598

BlackRock Liquidity Funds Institutional
TempFund	19,597	19,597

		39,195

Total Short-Term Investments (Cost $4,339,195)		4,339,195

TOTAL INVESTMENTS - 95.45% (Cost $101,603,041)		104,881,675

OTHER ASSETS & LIABILITIES, NET - 4.55%		5,001,000

NET ASSETS - 100.00%		$109,882,675
Notes to Schedule of Investments
(a) As of June 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Information Technology	24.98%
Consumer Staples	11.58%
Health Care	10.68%
Industrials	9.73%
Energy	9.09%
Consumer Discretionary	7.58%
Materials	6.13%
Financials	5.67%
Utilities	4.17%
Short-Term Investments	3.95%
Telecommunication Services	1.89%

95.45%
Other Assets & Liabilities, Net	4.55%

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Securities with a total aggregate market value of $15,691,464 or 14.28% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(d) Forward foreign currency contracts outstanding as of June 30, 2008 were as follows:

		Principal
Contracts		Amount
to Buy or		Covered by		Unrealized
to Sell	Currency	Contracts	Expiration	Depreciation

Sell	CHF	335,000	10/08	$(6,027)
Sell	EUR	2,195,000	10/08	(47,601)
Sell	EUR	2,025,000	11/08	(37,829)
Sell	GBP	130,000	11/08	(6,362)

				$(97,819)

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MID-CAP VALUE FUND
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.61%

Consumer Discretionary - 11.00%

Brinker International Inc	85,600	$1,617,840
Darden Restaurants Inc	41,600	1,328,704
Foot Locker Inc	70,300	875,235
Hanesbrands Inc *	28,200	765,348
J.C. Penney Co Inc	30,000	1,088,700
Leggett & Platt Inc	108,900	1,826,253
Liz Claiborne Inc	77,310	1,093,937
Pacific Sunwear of California Inc *	51,430	438,698
The Goodyear Tire & Rubber Co *	37,800	673,974

		9,708,689

Consumer Staples - 9.66%

Campbell Soup Co	45,300	1,515,738
Coca-Cola Enterprises Inc	96,230	1,664,779
McCormick & Co Inc	55,300	1,971,998
Molson Coors Brewing Co ‘B’	35,400	1,923,282
Smithfield Foods Inc *	51,900	1,031,772
The Hershey Co	12,700	416,306

		8,523,875

Energy - 13.45%

BJ Services Co	55,400	1,769,476
Exterran Holdings Inc *	14,900	1,065,201
Foundation Coal Holdings Inc	12,100	1,071,818
Holly Corp	27,200	1,004,224
Massey Energy Co	19,280	1,807,500
Patterson-UTI Energy Inc	37,000	1,333,480
Pride International Inc *	38,200	1,806,478
Sunoco Inc	23,020	936,684
The Williams Cos Inc	26,520	1,069,021

		11,863,882

Financials - 16.89%

Ameriprise Financial Inc	33,410	1,358,785
CBL & Associates Properties Inc REIT	46,310	1,057,720
City National Corp	20,000	841,400
Federated Investors Inc ‘B’	34,700	1,194,374
Hudson City Bancorp Inc	51,750	863,190
Lincoln National Corp	37,224	1,686,992
Marsh & McLennan Cos Inc	44,800	1,189,440
Marshall & Ilsley Corp	28,100	430,773
OneBeacon Insurance Group Ltd (Bermuda)	21,900	384,783
PartnerRe Ltd (Bermuda)	17,800	1,230,514
Public Storage REIT	17,300	1,397,667
RenaissanceRe Holdings Ltd (Bermuda)	29,740	1,328,486
The St. Joe Co	21,200	727,584
Willis Group Holdings Ltd (Bermuda)	38,600	1,210,882

		14,902,590

Health Care - 8.99%

Applera Corp-Applied Biosystems Group	26,900	900,612
Barr Pharmaceuticals Inc *	26,250	1,183,350
Forest Laboratories Inc *	29,000	1,007,460
Hospira Inc *	38,800	1,556,268
Omnicare Inc	60,800	1,594,176
Warner Chilcott Ltd ‘A’ (Bermuda) *	99,900	1,693,305

		7,935,171

Industrials - 12.56%

Cintas Corp	46,600	1,235,366
Covanta Holding Corp *	51,750	1,381,208
Dover Corp	18,840	911,291
Masco Corp	64,900	1,020,877
Pitney Bowes Inc	66,540	2,269,014
Spirit AeroSystems Holdings Inc ‘A’ *	76,700	1,471,106
Textron Inc	28,400	1,361,212
USG Corp *	15,000	443,550
WESCO International Inc *	24,600	984,984

		11,078,608

Information Technology - 13.30%

Agilent Technologies Inc *	55,700	1,979,578
Analog Devices Inc	52,400	1,664,748
Arrow Electronics Inc *	37,170	1,141,862
Brocade Communications Systems Inc *	115,300	950,072
Flextronics International Ltd (Singapore) *	191,030	1,795,682
Ingram Micro Inc ‘A’ *	88,690	1,574,248
Lexmark International Inc ‘A’ *	27,800	929,354
NeuStar Inc ‘A’ *	54,700	1,179,332
Sybase Inc *	17,735	521,763

		11,736,639

Materials - 6.25%

Ball Corp	26,860	1,282,296
Bemis Co Inc	47,800	1,071,676
International Flavors & Fragrances Inc	15,500	605,430
Louisiana-Pacific Corp	57,100	484,779
Packaging Corp of America	59,300	1,275,543
RPM International Inc	38,800	799,280

		5,519,004

Telecommunication Services - 1.36%

Citizens Communications Co	105,700	1,198,638

Utilities - 4.15%

American Electric Power Co Inc	43,600	1,754,028
PPL Corp	8,900	465,203
Wisconsin Energy Corp	31,900	1,442,518

		3,661,749

Total Common Stocks (Cost $92,645,214)		86,128,845

SHORT-TERM INVESTMENTS - 5.43%

Money Market Funds - 5.43%

BlackRock Liquidity Funds Institutional TempCash	685,250	685,250
BlackRock Liquidity Funds Institutional TempFund	4,109,469	4,109,469

		4,794,719

Total Short-Term Investments (Cost $4,794,719)		4,794,719

TOTAL INVESTMENTS - 103.04% (Cost $97,439,933)		90,923,564

OTHER ASSETS & LIABILITIES, NET — (3.04%)		(2,684,100)

NET ASSETS - 100.00%		$88,239,464

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MID-CAP VALUE FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)
Note to Schedule of Investments
(a) As of June 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Financials	16.89%
Energy	13.45%
Information Technology	13.30%
Industrials	12.56%
Consumer Discretionary	11.00%
Consumer Staples	9.66%
Health Care	8.99%
Materials	6.25%
Short-Term Investments	5.43%
Utilities	4.15%
Telecommunication Services	1.36%

103.04%
Other Assets & Liabilities, Net	(3.04%)

100.00%

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL LARGE-CAP GROWTH FUND
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 105.48%

Consumer Discretionary - 12.09%

Amazon.com Inc *	8,751	$641,711
McDonald’s Corp	7,562	425,136
Nike Inc ‘B’	6,523	388,836
priceline.com Inc *	5,179	597,967
The Walt Disney Co	13,136	409,843
Urban Outfitters Inc *	14,037	437,814
Yum! Brands Inc	6,007	210,785

		3,112,092

Consumer Staples - 4.11%

Costco Wholesale Corp	7,168	502,764
Wal-Mart Stores Inc	9,884	555,481

		1,058,245

Energy - 15.41%

Apache Corp	3,310	460,090
CONSOL Energy Inc	3,919	440,378
EOG Resources Inc	4,422	580,166
Southwestern Energy Co *	15,700	747,477
Transocean Inc (Cayman)	6,559	999,526
XTO Energy Inc	10,784	738,812

		3,966,449

Financials - 7.94%

BlackRock Inc	3,504	620,208
T. Rowe Price Group Inc	8,080	456,278
The Charles Schwab Corp	24,253	498,157
The Goldman Sachs Group Inc	2,674	467,683

		2,042,326

Health Care - 7.98%

Celgene Corp *	6,016	384,242
Gilead Sciences Inc *	14,129	748,131
Illumina Inc *	4,677	407,413
Intuitive Surgical Inc *	1,912	515,093

		2,054,879

Industrials - 13.10%

Bucyrus International Inc	3,897	284,559
CSX Corp	7,260	456,001
Cummins Inc	7,065	462,899
First Solar Inc *	1,947	531,181
Flowserve Corp	5,579	762,649
Fluor Corp	2,200	409,376
SPX Corp	3,526	464,480

		3,371,145

Information Technology - 35.37%

Activision Inc *	13,104	446,453
Amphenol Corp ‘A’	6,165	276,685
Apple Inc *	6,460	1,081,662
Broadcom Corp ‘A’ *	17,365	473,891
Cisco Systems Inc *	14,448	336,060
Corning Inc	18,612	429,007
Dolby Laboratories Inc ‘A’ *	4,908	197,792
EMC Corp *	20,789	305,390
Google Inc ‘A’ *	1,763	928,078
International Business Machines Corp	7,161	848,793
Juniper Networks Inc *	12,410	275,254
MasterCard Inc ‘A’	3,417	907,282
Oracle Corp *	31,943	670,803
QUALCOMM Inc	17,992	798,305
salesforce.com Inc *	5,813	396,621
Visa Inc ‘A’ *	8,991	731,058

		9,103,134

Materials - 9.48%

Freeport-McMoRan Copper & Gold Inc	5,283	619,115
Monsanto Co	7,158	905,058
Steel Dynamics Inc	10,073	393,552
The Mosaic Co *	3,610	522,367

		2,440,092

Total Common Stocks (Cost $23,607,492)		27,148,362

TOTAL INVESTMENTS - 105.48% (Cost $23,607,492)		27,148,362

OTHER ASSETS & LIABILITIES, NET - (5.48%)		(1,411,078)

NET ASSETS - 100.00%		$25,737,284

Note to Schedule of Investments
(a) As of June 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Information Technology	35.37%
Energy	15.41%
Industrials	13.10%
Consumer Discretionary	12.09%
Materials	9.48%
Health Care	7.98%
Financials	7.94%
Consumer Staples	4.11%

105.48%
Other Assets & Liabilities, Net	(5.48%)

100.00%

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.70%

Australia - 0.33%

QBE Insurance Group Ltd +	15,151	$325,764

Austria - 1.74%

Erste Bank der Oesterreichischen Sparkassen AG +	28,200	1,744,076

Bermuda - 0.52%

Li & Fung Ltd +	171,200	516,589

Brazil - 0.63%

Unibanco - Uniao de Bancos Brasileiros SA GDR	4,930	625,765

Canada - 0.95%

Canadian National Railway Co	19,780	951,022

Czech Republic - 0.60%

Komercni Banka AS +	2,598	605,126

France - 18.83%

Air Liquide SA +	12,864	1,693,584
AXA SA +	70,420	2,074,990
Gaz de France SA +	20,550	1,315,788
Legrand SA +	42,780	1,076,499
LVMH Moet Hennessy Louis Vuitton SA +	36,420	3,799,228
Pernod-Ricard SA +	13,558	1,383,529
Schneider Electric SA +	25,152	2,705,814
Suez SA +	19,170	1,299,490
Total SA +	33,000	2,808,915
Vivendi +	18,520	698,322

		18,856,159

Germany - 10.34%

Bayer AG +	27,280	2,295,297
Bayerische Motoren Werke AG +	20,390	979,673
Deutsche Boerse AG +	7,970	900,932
E.ON AG +	7,940	1,600,265
Linde AG +	19,230	2,701,059
Merck KGaA +	13,230	1,880,011

		10,357,237

India - 1.11%

Infosys Technologies Ltd ADR	15,430	670,588
Satyam Computer Services Ltd ADR	18,050	442,586

		1,113,174

Italy - 0.77%

Intesa Sanpaolo SPA +	135,662	771,219

Japan - 16.36%

Aeon Credit Service Co Ltd +	37,300	467,416
Bridgestone Corp +	41,000	628,980
Canon Inc +	65,050	3,348,509
FANUC Ltd +	11,100	1,085,550
Hirose Electric Co Ltd +	6,800	683,252
HOYA Corp +	58,700	1,359,620
Inpex Holdings Inc +	147	1,856,365
Kao Corp +	90,000	2,362,718
Nomura Holdings Inc +	31,500	466,464
OMRON Corp +	24,400	526,623
Ricoh Co Ltd +	81,000	1,466,046
Shin-Etsu Chemical Co Ltd +	23,800	1,476,911
Tokyo Gas Co Ltd +	101,640	410,675
Yamato Holdings Co Ltd +	17,000	237,302

		16,376,431

Mexico - 1.21%

America Movil SAB de CV ‘L’ ADR	12,440	656,210
Grupo Modelo SAB de CV ‘C’	109,600	557,825

		1,214,035

Netherlands - 6.22%

Akzo Nobel NV +	7,230	494,777
Heineken NV +	49,600	2,525,819
TNT NV +	56,190	1,912,379
Wolters Kluwer NV +	55,830	1,299,493

		6,232,468

Singapore - 1.56%

Singapore Telecommunications Ltd +	585,380	1,560,468

South Africa - 0.48%

MTN Group Ltd +	30,570	483,893

South Korea - 1.42%

Samsung Electronics Co Ltd +	2,374	1,418,319

Switzerland - 14.15%

Actelion Ltd * +	9,314	496,842
Givaudan SA +	1,950	1,738,252
Julius Baer Holding AG +	23,939	1,605,420
Nestle SA +	111,630	5,030,569
Roche Holding AG +	23,170	4,165,324
Swiss Reinsurance Co +	16,995	1,126,629

		14,163,036

Taiwan - 0.78%

Taiwan Semiconductor Manufacturing Co Ltd ADR *	71,730	782,574

United Kingdom - 15.89%

BHP Billiton PLC +	25,510	978,308
Burberry Group PLC +	65,300	587,313
Diageo PLC +	121,610	2,228,036
GlaxoSmithKline PLC +	61,710	1,364,146
HSBC Holdings PLC (LI) +	45,800	705,206
Ladbrokes PLC +	135,157	686,734
Reckitt Benckiser Group PLC +	57,634	2,910,977
Royal Dutch Shell PLC ‘A’ (LI) +	50,330	2,063,099
Smiths Group PLC +	62,523	1,347,160
Tesco PLC +	92,717	678,160
William Hill PLC +	126,280	800,860
WPP Group PLC +	163,760	1,564,829

		15,914,828

United States - 1.81%

Synthes Inc +	13,160	1,810,057

Total Common Stocks (Cost $88,459,086)		95,822,240

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 1.37%

Commercial Paper - 1.37%

American Express Credit
2.500% due 07/01/08	$1,372,000	$1,372,000

	Shares
Money Market Fund - 0.00%

BlackRock Liquidity Funds Institutional TempCash	3,389	3,389

Total Short-Term Investments (Cost $1,375,389)		1,375,389

TOTAL INVESTMENTS - 97.07% (Cost $89,834,475)		97,197,629

OTHER ASSETS & LIABILITIES, NET - 2.93%		2,934,586

NET ASSETS - 100.00%		$100,132,215

Notes to Schedule of Investments
(a) As of June 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Consumer Staples	17.66%
Consumer Discretionary	11.55%
Financials	11.40%
Materials	11.36%
Information Technology	10.69%
Health Care	9.70%
Industrial	9.30%
Energy	6.72%
Utilities	4.62%
Telecommunication Services	2.70%
Short-Term Investments	1.37%

97.07%
Other Assets & Liabilities, Net	2.93%

100.00%

(b) As of June 30, 2008, the Fund was diversified by geographical region as a percentage of net assets as follows:

France	18.83%
Japan	16.36%
United Kingdom	15.89%
Switzerland	14.15%
Germany	10.34%
Netherlands	6.22%
United States	3.18%
Austria	1.74%
Singapore	1.56%
South Korea	1.42%
Mexico	1.21%
India	1.11%
Canada	0.95%
Taiwan	0.78%
Italy	0.77%
Brazil	0.63%
Czech Republic	0.60%
Bermuda	0.52%
South Africa	0.48%
Australia	0.33%

97.07%
Other Assets & Liabilities, Net	2.93%

100.00%

(c) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(d) Securities with a total aggregate market value of $91,135,670 or 91.02% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL SMALL-CAP VALUE FUND
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 82.54%

Consumer Discretionary - 5.81%

AH Belo Corp ‘A’	4,660	$26,562
Belo Corp ‘A’	22,300	163,013
Brown Shoe Co Inc	21,800	295,390
Callaway Golf Co	29,500	348,985
CKE Restaurants Inc	24,000	299,280
Dover Downs Gaming & Entertainment Inc	6,800	43,656
Ethan Allen Interiors Inc	14,100	346,860
Hillenbrand Inc	3,500	74,900
Sotheby’s	18,200	479,934
The Cato Corp ‘A’	5,200	74,048
Thor Industries Inc	16,900	359,294

		2,511,922

Consumer Staples - 6.72%

Casey’s General Stores Inc	20,900	484,253
Corn Products International Inc	6,100	299,571
Del Monte Foods Co	4,800	34,080
Lancaster Colony Corp	7,300	221,044
PepsiAmericas Inc	15,400	304,612
Pilgrim’s Pride Corp	17,700	229,923
The J.M. Smucker Co	9,500	386,080
Universal Corp	9,700	438,634
WD-40 Co	7,300	213,525
Weis Markets Inc	9,100	295,477

		2,907,199

Energy - 10.06%

Berry Petroleum Co ‘A’	5,900	347,392
Buckeye Partners LP	3,400	145,418
Cimarex Energy Co	4,700	327,449
Frontier Oil Corp	6,200	148,242
General Maritime Corp	12,900	335,142
Holly Corp	11,600	428,272
Linn Energy LLC	8,500	211,225
Lufkin Industries Inc	5,200	433,056
Magellan Midstream Partners LP	4,600	163,714
NuStar Energy LP	3,500	165,865
Penn Virginia Corp	4,800	362,016
St. Mary Land & Exploration Co	6,100	394,304
TC Pipelines LP	2,300	81,052
Tidewater Inc	4,000	260,120
Tsakos Energy Navigation Ltd (Bermuda)	5,400	200,232
Western Refining Inc	7,300	86,432
World Fuel Services Corp	12,000	263,280

		4,353,211

Financials - 18.32%

Advance America Cash Advance Centers Inc	27,500	139,700
AMCORE Financial Inc	7	40
American Equity Investment Life Holding Co	31,000	252,650
American Financial Group Inc	7,700	205,975
BancorpSouth Inc	15,000	262,350
Bank of Hawaii Corp	9,500	454,100
CBL & Associates Properties Inc REIT	18,400	420,256
Cullen/Frost Bankers Inc	4,300	214,355
Delphi Financial Group Inc ‘A’	15,200	351,728
Equity One Inc REIT	17,800	365,790
First Industrial Realty Trust Inc REIT	12,600	346,122
FirstMerit Corp	5,100	83,181
Frontier Financial Corp	10,000	85,200
Fulton Financial Corp	28,300	284,415
Healthcare Realty Trust Inc REIT	17,400	413,598
Hilb Rogal & Hobbs Co	5,100	221,646
HRPT Properties Trust REIT	45,800	310,066
Infinity Property & Casualty Corp	9,600	398,592
International Bancshares Corp	8,000	170,960
National Penn Bancshares Inc	11,700	155,376
Nationwide Health Properties Inc REIT	6,500	204,685
Old National Bancorp	21,400	305,164
Potlatch Corp REIT	10,300	464,736
RLI Corp	7,100	351,237
Sovran Self Storage Inc REIT	2,400	99,744
Susquehanna Bancshares Inc	17,200	235,468
Washington Federal Inc	23,700	428,970
Whitney Holding Corp	15,100	276,330
Zenith National Insurance Corp	12,100	425,436

		7,927,870

Health Care - 3.18%

Invacare Corp	16,000	327,040
Owens & Minor Inc	11,800	539,142
West Pharmaceutical Services Inc	11,800	510,704

		1,376,886

Industrials - 16.39%

Acuity Brands Inc	9,400	451,952
Albany International Corp ‘A’	10,000	290,000
Applied Industrial Technologies Inc	14,700	355,299
Arkansas Best Corp	12,900	472,656
Barnes Group Inc	18,000	415,620
Briggs & Stratton Corp	1,000	12,680
Crane Co	12,800	493,184
DRS Technologies Inc	4,200	330,624
DryShips Inc	600	48,108
Ennis Inc	20,500	320,825
Excel Maritime Carriers Ltd (Liberia)	7,017	275,417
Genco Shipping & Trading Ltd	7,700	502,040
Harsco Corp	3,400	184,994
Kelly Services Inc ‘A’	19,554	377,979
Kennametal Inc	13,700	445,935
Lennox International Inc	14,400	417,024
Lincoln Electric Holdings Inc	3,200	251,840
Mueller Industries Inc	12,500	402,500
Quanex Building Products Corp	4,400	65,384
Regal-Beloit Corp	10,400	439,400
Simpson Manufacturing Co Inc	12,400	294,376
SkyWest Inc	15,300	193,545
Tomkins PLC ADR (United Kingdom)	4,300	52,030

		7,093,412

Information Technology - 1.26%

Himax Technologies Inc ADR (Cayman)	11,600	59,392
Nam Tai Electronics Inc (United Kingdom)	6,700	87,636
Park Electrochemical Corp	7,000	170,170
Technitrol Inc	13,400	227,666

		544,864

Materials - 10.34%

AMCOL International Corp	8,100	230,526
Bemis Co Inc	19,900	446,158
Carpenter Technology Corp	10,000	436,500
Commercial Metals Co	8,200	309,140
IAMGOLD Corp (Canada)	61,800	373,890
Methanex Corp (Canada)	17,500	490,350
Royal Gold Inc	17,900	561,344
RPM International Inc	21,500	442,900
Sensient Technologies Corp	13,700	385,792
The Lubrizol Corp	3,700	171,421
Titanium Metals Corp	28,200	394,518
Westlake Chemical Corp	15,600	231,816

		4,474,355

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL SMALL-CAP VALUE FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Utilities - 10.46%

AGL Resources Inc	13,800	$477,204
Atmos Energy Corp	16,500	454,905
Cleco Corp	17,500	408,275
Energen Corp	3,300	257,499
National Fuel Gas Co	4,300	255,764
OGE Energy Corp	14,100	447,111
PNM Resources Inc	1,400	16,744
Southwest Gas Corp	12,900	383,517
Suburban Propane Partners LP	4,700	179,681
UGI Corp	8,600	246,906
Vectren Corp	14,800	461,908
Westar Energy Inc	20,200	434,502
WGL Holdings Inc	14,500	503,730

		4,527,746

Total Common Stocks (Cost $37,653,453)		35,717,465

SHORT-TERM INVESTMENTS - 1.27%

Money Market Funds - 1.27%

BlackRock Liquidity Funds Institutional TempCash	274,456	274,456
BlackRock Liquidity Funds Institutional TempFund	274,455	274,455

Total Short-Term Investments (Cost $548,911)		548,911

TOTAL INVESTMENTS - 83.81% (Cost $38,202,364)		36,266,376

OTHER ASSETS & LIABILITIES, NET - 16.19%		7,005,246

NET ASSETS - 100.00%		$43,271,622

Note to Schedule of Investments
(a) As of June 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Financials	18.32%
Industrials	16.39%
Utilities	10.46%
Materials	10.34%
Energy	10.06%
Consumer Staples	6.72%
Consumer Discretionary	5.81%
Health Care	3.18%
Short-Term Investments	1.27%
Information Technology	1.26%

83.81%
Other Assets & Liabilities, Net	16.19%

100.00%

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MAIN STREET® CORE FUND
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.76%

Consumer Discretionary - 9.26%

Aeropostale Inc *	2,700	$84,591
American Eagle Outfitters Inc	4,200	57,246
American Greetings Corp ‘A’	700	8,638
Autoliv Inc	1,900	88,578
AutoNation Inc *	7,000	70,140
AutoZone Inc *	900	108,909
bebe Stores Inc	1,500	14,415
Best Buy Co Inc	24,600	974,160
Big Lots Inc *	2,900	90,596
Bob Evans Farms Inc	900	25,740
BorgWarner Inc	2,300	102,074
Brunswick Corp	2,300	24,380
Cablevision Systems Corp ‘A’ *	4,500	101,700
Callaway Golf Co	2,400	28,392
Carnival Corp (Panama)	700	23,072
Carter’s Inc *	400	5,528
CBRL Group Inc	300	7,353
CBS Corp ‘B’	42,100	820,529
Champion Enterprises Inc *	1,500	8,775
Chipotle Mexican Grill Inc ‘B’ *	355	26,753
Comcast Corp ‘A’	17,200	326,284
Cox Radio Inc ‘A’ *	500	5,900
Dollar Tree Inc *	2,700	88,263
DreamWorks Animation SKG Inc ‘A’ *	2,800	83,468
Foot Locker Inc	1,100	13,695
Ford Motor Co *	72,558	349,004
Fossil Inc *	900	26,163
Gentex Corp	5,400	77,976
Genuine Parts Co	1,100	43,648
Getty Images Inc *	500	16,965
H&R Block Inc	3,200	68,480
Hanesbrands Inc *	3,200	86,848
Harte-Hanks Inc	1,000	11,450
Hasbro Inc	2,800	100,016
IAC/InterActiveCorp *	4,700	90,616
International Speedway Corp ‘A’	400	15,612
Jack in the Box Inc *	500	11,205
Jones Apparel Group Inc	1,500	20,625
Lear Corp *	1,300	18,434
Lennar Corp ‘A’	4,100	50,594
Liberty Media Corp — Interactive ‘A’ *	8,500	125,460
Limited Brands Inc	5,900	99,415
Liz Claiborne Inc	1,800	25,470
LKQ Corp *	4,900	88,543
Marvel Entertainment Inc *	700	22,498
Mattel Inc	6,300	107,856
McDonald’s Corp	5,400	303,588
Netflix Inc *	1,200	31,284
News Corp ‘A’	15,300	230,112
NVR Inc *	200	100,016
Office Depot Inc *	6,800	74,392
Papa John’s International Inc *	400	10,636
Penske Auto Group Inc	1,800	26,532
priceline.com Inc *	800	92,368
RadioShack Corp	2,700	33,129
Regal Entertainment Group ‘A’	700	10,696
Rent-A-Center Inc *	1,400	28,798
Ross Stores Inc	2,900	103,008
Sally Beauty Holdings Inc *	3,800	24,548
Service Corp International	5,400	53,244
Snap-on Inc	1,700	88,417
Speedway Motorsports Inc	100	2,038
Staples Inc	16,100	382,375
The DIRECTV Group Inc *	36,300	940,533
The Dress Barn Inc *	1,900	25,422
The Gap Inc	56,700	945,189
The Goodyear Tire & Rubber Co *	3,500	62,405
The Stanley Works	1,000	44,830
The TJX Cos Inc	33,800	1,063,686
The Walt Disney Co	17,600	549,120
Time Warner Cable Inc ‘A’ *	9,100	240,968
Time Warner Inc	61,300	907,240
Tractor Supply Co *	900	26,136
TRW Automotive Holdings Corp *	3,800	70,186
Urban Outfitters Inc *	2,900	90,451
Viacom Inc ‘B’ *	1,600	48,864
WABCO Holdings Inc	1,500	69,690
Wolverine World Wide Inc	1,100	29,337
Wyndham Worldwide Corp	5,100	91,341
Yum! Brands Inc	1,500	52,635

		11,499,271

Consumer Staples - 5.83%

Altria Group Inc	18,080	371,725
Casey’s General Stores Inc	1,100	25,487
ConAgra Foods Inc	2,200	42,416
Del Monte Foods Co	1,400	9,940
Fresh Del Monte Produce Inc (Cayman) *	900	21,213
Herbalife Ltd (Cayman)	2,200	85,250
Longs Drug Stores Corp	200	8,422
Lorillard Inc *	6,061	419,179
NBTY Inc *	800	25,648
PepsiCo Inc	11,970	761,172
Philip Morris International Inc	20,280	1,001,629
Reynolds American Inc	2,400	112,008
Safeway Inc	24,600	702,330
The Coca-Cola Co	10,500	545,790
The Kroger Co	42,010	1,212,829
The Pepsi Bottling Group Inc	2,000	55,840
The Procter & Gamble Co	19,590	1,191,268
Tyson Foods Inc ‘A’	6,700	100,098
Universal Corp	600	27,132
Wal-Mart Stores Inc	9,200	517,040

		7,236,416

Energy - 23.54%

Anadarko Petroleum Corp	17,400	1,302,216
Apache Corp	10,600	1,473,400
Arch Coal Inc	1,700	127,551
Bois d’Arc Energy Inc *	200	4,862
Bristow Group Inc *	200	9,898
Chesapeake Energy Corp	21,000	1,385,160
Chevron Corp	30,600	3,033,378
ConocoPhillips	26,845	2,533,899
Continental Resources Inc *	1,300	90,116
Delta Petroleum Corp *	800	20,416
Denbury Resources Inc *	3,700	135,050
Devon Energy Corp	4,100	492,656
Dresser-Rand Group Inc *	2,300	89,930
El Paso Corp	200	4,348
Exxon Mobil Corp	69,220	6,100,359
Grey Wolf Inc *	1,700	15,351
Halliburton Co	11,900	631,533
Hess Corp	10,500	1,324,995
Lufkin Industries Inc	400	33,312
Marathon Oil Corp	25,900	1,343,433
Mariner Energy Inc *	2,700	99,819
Massey Energy Co	1,500	140,625
Murphy Oil Corp	4,800	470,640
Noble Corp (Cayman)	15,800	1,026,368
Noble Energy Inc	11,100	1,116,216
Occidental Petroleum Corp	19,880	1,786,417
Oil States International Inc *	1,400	88,816
Overseas Shipholding Group Inc	1,100	87,472
Patterson-UTI Energy Inc	3,200	115,328
Pioneer Drilling Co *	200	3,762
Plains Exploration & Production Co *	1,700	124,049
See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MAIN STREET CORE FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Rosetta Resources Inc *	1,000	$28,500
Schlumberger Ltd (Netherlands)	10,700	1,149,501
SEACOR Holdings Inc *	300	26,853
Spectra Energy Corp	14,800	425,352
Stone Energy Corp *	300	19,773
Swift Energy Co *	500	33,030
The Williams Cos Inc	2,400	96,744
Transocean Inc (Cayman) *	2,700	411,453
Unit Corp *	1,200	99,564
Valero Energy Corp	23,440	965,259
VeraSun Energy Corp *	900	3,717
W&T Offshore Inc	1,500	87,765
Whiting Petroleum Corp *	500	53,040
XTO Energy Inc	9,100	623,441

		29,235,367

Financials - 8.08%

ACE Ltd (Cayman)	16,600	914,494
Allied World Assurance Co Holdings Ltd (Bermuda)	1,000	39,620
American Financial Group Inc	3,100	82,925
American International Group Inc	1,900	50,274
Aon Corp	2,630	120,822
Arch Capital Group Ltd (Bermuda) *	1,400	92,848
Aspen Insurance Holdings Ltd (Bermuda)	1,200	28,404
Assurant Inc	1,900	125,324
AXIS Capital Holdings Ltd (Bermuda)	3,300	98,373
Bank of America Corp	18,584	443,600
Berkshire Hathaway Inc ‘B’ *	190	762,280
BlackRock Inc	2,100	371,700
Brown & Brown Inc	3,700	64,343
Cash America International Inc	400	12,400
Cincinnati Financial Corp	1,500	38,100
Citigroup Inc	17,050	285,758
CNA Financial Corp	2,800	70,420
Conseco Inc *	1,100	10,912
Discover Financial Services	8,050	106,018
Employers Holdings Inc	600	12,420
Endurance Specialty Holdings Ltd (Bermuda)	900	27,711
Erie Indemnity Co ‘A’	100	4,615
Fidelity National Financial Inc ‘A’	6,700	84,420
First Horizon National Corp	3,600	26,748
General Growth Properties Inc REIT	1,400	49,042
Genworth Financial Inc ‘A’	6,800	121,108
Harleysville Group Inc	300	10,149
HCC Insurance Holdings Inc	2,200	46,508
Hudson City Bancorp Inc	8,000	133,440
International Bancshares Corp	400	8,548
Invesco Ltd (Bermuda)	3,200	76,736
IPC Holdings Ltd (Bermuda)	1,100	29,205
JPMorgan Chase & Co	25,290	867,700
Knight Capital Group Inc ‘A’ *	1,700	30,566
Leucadia National Corp	1,900	89,186
Loews Corp	7,541	353,673
Max Capital Group Ltd (Bermuda)	900	19,197
Montpelier Re Holdings Ltd (Bermuda)	100	1,475
National Penn Bancshares Inc	1,100	14,608
Nationwide Financial Services Inc ‘A’	400	19,204
Odyssey Re Holdings Corp	2,100	74,550
Old National Bancorp	1,900	27,094
OneBeacon Insurance Group Ltd (Bermuda)	300	5,271
Pacific Capital Bancorp	1,300	17,914
PartnerRe Ltd (Bermuda)	1,400	96,782
Philadelphia Consolidated Holding Corp *	1,300	44,161
Platinum Underwriters Holdings Ltd (Bermuda)	900	29,349
Popular Inc	8,700	57,333
ProAssurance Corp *	300	14,433
Protective Life Corp	2,200	83,710
Reinsurance Group of America Inc	100	4,352
RenaissanceRe Holdings Ltd (Bermuda)	1,200	53,604
Safeco Corp	1,200	80,592
Selective Insurance Group Inc	500	9,380
StanCorp Financial Group Inc	1,700	79,832
State Auto Financial Corp	100	2,393
Susquehanna Bancshares Inc	1,300	17,797
TD Ameritrade Holding Corp *	5,700	103,113
TFS Financial Corp	1,000	11,590
The Bank of New York Mellon Corp	5,600	211,848
The Charles Schwab Corp	2,800	57,512
The Chubb Corp	21,460	1,051,755
The Colonial BancGroup Inc	3,700	16,354
The First American Corp	200	5,280
The Goldman Sachs Group Inc	3,380	591,162
The Hanover Insurance Group Inc	1,700	72,250
The NASDAQ OMX Group Inc *	3,100	82,305
The Student Loan Corp	100	9,808
The Travelers Cos Inc	13,530	587,202
Torchmark Corp	100	5,865
Transatlantic Holdings Inc	300	16,941
UnionBanCal Corp	200	8,084
Unum Group	5,500	112,475
W.R. Berkley Corp	3,800	91,808
Wachovia Corp	16,245	252,285
Webster Financial Corp	1,600	29,760
Wells Fargo & Co	7,810	185,488
Westamerica Bancorp	300	15,777
Willis Group Holdings Ltd (Bermuda)	2,100	65,877
Zenith National Insurance Corp	100	3,516

		10,031,476

Health Care - 5.78%

Abbott Laboratories	1,200	63,564
Aetna Inc	23,380	947,591
Alpharma Inc ‘A’ *	1,200	27,036
Amgen Inc *	9,530	449,435
Analogic Corp	300	18,921
Boston Scientific Corp *	4,400	54,076
Centene Corp *	400	6,716
Eli Lilly & Co	5,300	244,648
Endo Pharmaceuticals Holdings Inc *	200	4,838
Genentech Inc *	4,100	311,190
Health Net Inc *	3,100	74,586
Healthspring Inc *	900	15,192
Hill-Rom Holdings Inc	1,000	26,980
Johnson & Johnson	24,000	1,544,160
King Pharmaceuticals Inc *	9,000	94,230
LifePoint Hospitals Inc *	1,000	28,300
Lincare Holdings Inc *	1,100	31,240
Martek Biosciences Corp *	900	30,339
Merck & Co Inc	19,500	734,955
Owens & Minor Inc	600	27,414
Pfizer Inc	63,050	1,101,484
Pharmaceutical Product Development Inc	2,300	98,670
Sepracor Inc *	4,400	87,648
Sirona Dental Systems Inc *	600	15,552
UnitedHealth Group Inc	7,270	190,838
Universal Health Services Inc ‘B’	1,100	69,542
Varian Inc *	400	20,424
Warner Chilcott Ltd ‘A’ (Bermuda) *	1,700	28,815
Watson Pharmaceuticals Inc *	3,300	89,661
WellPoint Inc *	15,700	748,262

		7,186,307

Industrials - 13.08%

3M Co	6,340	441,201
Acuity Brands Inc	600	28,848
Aecom Technology Corp *	2,600	84,578
Applied Industrial Technologies Inc	1,100	26,587
Arkansas Best Corp	800	29,312
Avis Budget Group Inc *	2,500	20,925
BE Aerospace Inc *	3,400	79,186
See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MAIN STREET CORE FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Belden Inc	800	$27,104
Caterpillar Inc	15,100	1,114,682
Ceradyne Inc *	600	20,580
ChoicePoint Inc *	300	14,460
Cooper Industries Ltd ‘A’ (Bermuda)	1,200	47,400
Copart Inc *	800	34,256
Crane Co	500	19,265
CSX Corp	5,000	314,050
Cummins Inc	15,100	989,352
Deluxe Corp	1,500	26,730
Dover Corp	2,700	130,599
DRS Technologies Inc	600	47,232
Eaton Corp	260	22,092
Emerson Electric Co	3,800	187,910
Esterline Technologies Corp *	600	29,556
Fastenal Co	700	30,212
First Advantage Corp ‘A’ *	100	1,585
Gardner Denver Inc *	1,700	96,560
GATX Corp	700	31,031
General Dynamics Corp	2,800	235,760
General Electric Co	72,710	1,940,630
GrafTech International Ltd *	3,400	91,222
Herman Miller Inc	1,200	29,868
Hertz Global Holdings Inc *	7,200	69,120
Honeywell International Inc	8,530	428,888
Hub Group Inc ‘A’ *	900	30,717
IDEX Corp	2,400	88,416
IKON Office Solutions Inc	2,300	25,944
Illinois Tool Works Inc	6,200	294,562
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	9,400	351,842
KBR Inc	3,100	108,221
Kennametal Inc	2,400	78,120
Korn/Ferry International *	200	3,146
L-3 Communications Holdings Inc	3,000	272,610
Lennox International Inc	900	26,064
Lincoln Electric Holdings Inc	1,000	78,700
Manpower Inc	1,800	104,832
Monster Worldwide Inc *	4,300	88,623
MSC Industrial Direct Co Inc ‘A’	1,800	79,398
Mueller Industries Inc	800	25,760
Navistar International Corp *	100	6,582
Nordson Corp	1,200	87,468
Norfolk Southern Corp	17,100	1,071,657
Northrop Grumman Corp	12,760	853,644
Oshkosh Corp	500	10,345
Parker-Hannifin Corp	11,200	798,784
Pentair Inc	1,000	35,020
Raytheon Co	14,000	787,920
Resources Connection Inc	700	14,245
Robert Half International Inc	3,900	93,483
RR Donnelley & Sons Co	3,800	112,822
Ryder System Inc	1,400	96,432
SkyWest Inc	1,300	16,445
Steelcase Inc ‘A’	2,200	22,066
Textron Inc	1,800	86,274
The Boeing Co	18,070	1,187,560
The Brink’s Co	1,400	91,588
The Timken Co	2,700	88,938
The Toro Co	800	26,616
Thomas & Betts Corp *	2,200	83,270
Triumph Group Inc	600	28,260
Tyco International Ltd (Bermuda)	10,595	424,224
United Rentals Inc *	1,400	27,454
United Stationers Inc *	300	11,085
United Technologies Corp	10,600	654,020
Walter Industries Inc	800	87,016
Waste Management Inc	23,000	867,330
Watson Wyatt Worldwide Inc ‘A’	1,200	63,468
Werner Enterprises Inc	500	9,290
WESCO International Inc *	700	28,028
Westinghouse Air Brake Technologies Corp	700	34,034
Woodward Governor Co	2,100	74,886
YRC Worldwide Inc *	1,000	14,870

		16,242,860

Information Technology - 20.88%

Activision Inc *	1,900	64,733
Affiliated Computer Services Inc ‘A’ *	2,000	106,980
Agilent Technologies Inc *	10,220	363,219
Altera Corp	5,300	109,710
Amdocs Ltd (United Kingdom) *	3,700	108,854
Amkor Technology Inc *	2,900	30,189
Amphenol Corp ‘A’	2,700	121,176
Analog Devices Inc	4,200	133,434
ANSYS Inc *	300	14,136
Apple Inc *	7,860	1,316,078
Applied Materials Inc	63,370	1,209,733
Arrow Electronics Inc *	3,100	95,232
Autodesk Inc *	3,500	118,335
Avnet Inc *	3,500	95,480
Avocent Corp *	1,000	18,600
AVX Corp	1,200	13,572
Benchmark Electronics Inc *	1,700	27,778
BMC Software Inc *	2,700	97,200
Broadridge Financial Solutions Inc	3,200	67,360
Brocade Communications Systems Inc *	10,900	89,816
CA Inc	13,100	302,479
Cadence Design Systems Inc *	8,500	85,850
Check Point Software Technologies Ltd (Israel) *	3,000	71,010
Cisco Systems Inc *	65,210	1,516,785
Cognex Corp	600	13,830
Coherent Inc *	300	8,967
Computer Sciences Corp *	2,600	121,784
Compuware Corp *	9,300	88,722
Convergys Corp *	1,900	28,234
Corning Inc	11,800	271,990
EchoStar Corp ‘A’ *	1,464	45,706
Electronic Data Systems Corp	10,530	259,459
EMC Corp *	14,100	207,129
Emulex Corp *	2,200	25,630
Entegris Inc *	1,700	11,135
Fairchild Semiconductor International Inc *	2,300	26,979
Gartner Inc *	1,400	29,008
Google Inc ‘A’ *	2,010	1,058,104
Harris Corp	1,700	85,833
Hewitt Associates Inc ‘A’ *	2,400	91,992
Hewlett-Packard Co	52,570	2,324,120
Ingram Micro Inc ‘A’ *	4,900	86,975
Integrated Device Technology Inc *	2,900	28,826
Intel Corp	101,100	2,171,628
International Business Machines Corp	16,370	1,940,336
Intersil Corp ‘A’	3,700	89,984
Intuit Inc *	4,700	129,579
j2 Global Communications Inc *	1,200	27,600
Jabil Circuit Inc	6,200	101,742
JDS Uniphase Corp *	7,500	85,200
KLA-Tencor Corp	2,900	118,059
Lawson Software Inc *	2,700	19,629
Lexmark International Inc ‘A’ *	2,700	90,261
Linear Technology Corp	3,700	120,509
LSI Corp *	14,900	91,486
Marvell Technology Group Ltd (Bermuda) *	7,700	135,982
Metavante Technologies Inc *	100	2,262
MICROS Systems Inc *	600	18,294
Microsoft Corp	109,820	3,021,148
MKS Instruments Inc *	1,300	28,470
Molex Inc	3,600	87,876
MPS Group Inc *	2,200	23,386
National Instruments Corp	1,400	39,718
National Semiconductor Corp	5,000	102,700
See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MAIN STREET CORE FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
NCR Corp *	3,900	$98,280
Net 1 U.E.P.S. Technologies Inc *	400	9,720
Open Text Corp (Canada) *	900	28,890
Oracle Corp *	34,870	732,270
Perot Systems Corp ‘A’ *	800	12,008
Plantronics Inc	1,300	29,016
Plexus Corp *	1,000	27,680
Progress Software Corp *	300	7,671
QLogic Corp *	2,000	29,180
QUALCOMM Inc	15,220	675,311
Sanmina-SCI Corp *	1,000	1,280
Seagate Technology LLC (Cayman)	22,000	420,860
Semtech Corp *	2,000	28,140
Sun Microsystems Inc *	19,300	209,984
Sybase Inc *	2,800	82,376
Sykes Enterprises Inc *	500	9,430
Symantec Corp *	51,500	996,525
Synaptics Inc *	800	30,184
Synopsys Inc *	2,700	64,557
Tech Data Corp *	500	16,945
Technitrol Inc	400	6,796
Tekelec *	1,800	26,478
Tellabs Inc *	8,000	37,200
Teradyne Inc *	7,600	84,132
Texas Instruments Inc	45,640	1,285,222
TIBCO Software Inc *	4,100	31,365
Trimble Navigation Ltd *	2,800	99,960
Tyco Electronics Ltd (Bermuda)	3,400	121,788
Visa Inc ‘A’ *	4,670	379,718
Vishay Intertechnology Inc *	1,200	10,644
Western Digital Corp *	3,400	117,402
Xerox Corp	54,490	738,884
Zebra Technologies Corp ‘A’ *	1,600	52,224

		25,940,131

Materials - 7.36%

AK Steel Holding Corp	1,800	124,200
Alcoa Inc	30,700	1,093,534
AptarGroup Inc	500	20,975
Ball Corp	700	33,418
Celanese Corp ‘A’	2,300	105,018
CF Industries Holdings Inc	800	122,240
Chemtura Corp	3,000	17,520
Crown Holdings Inc *	3,700	96,163
Cytec Industries Inc	800	43,648
Domtar Corp *	4,300	23,435
Ferro Corp	100	1,876
FMC Corp	600	46,464
Freeport-McMoRan Copper & Gold Inc	12,300	1,441,437
Greif Inc ‘A’	1,300	83,239
H.B. Fuller Co	1,200	26,928
Hercules Inc	4,000	67,720
Kaiser Aluminum Corp	500	26,765
Minerals Technologies Inc	400	25,436
Monsanto Co	11,900	1,504,636
Nalco Holding Co	4,100	86,715
NewMarket Corp	200	13,246
Newmont Mining Corp	1,400	73,024
NOVA Chemicals Corp (Canada)	1,100	27,137
Nucor Corp	15,840	1,182,773
Olin Corp	1,200	31,416
Owens-Illinois Inc *	2,600	108,394
Reliance Steel & Aluminum Co	1,500	115,635
Rock-Tenn Co ‘A’	900	26,991
RPM International Inc	3,700	76,220
Schnitzer Steel Industries Inc ‘A’	900	103,140
Sealed Air Corp	4,600	87,446
Sonoco Products Co	2,600	80,470
Southern Copper Corp	9,200	980,996
Terra Industries Inc	2,100	103,635
The Dow Chemical Co	6,700	233,897
The Mosaic Co *	4,000	578,800
The Valspar Corp	1,500	28,365
United States Steel Corp	1,500	277,170
Valhi Inc	200	5,450
Worthington Industries Inc	700	14,350

		9,139,922

Telecommunication Services - 3.43%

AT&T Inc	52,793	1,778,596
CenturyTel Inc	400	14,236
Clearwire Corp ‘A’ *	1,300	16,848
Embarq Corp	2,600	122,902
MetroPCS Communications Inc *	4,100	72,611
NTELOS Holdings Corp	400	10,148
Premiere Global Services Inc *	1,100	16,038
Sprint Nextel Corp	127,640	1,212,580
Syniverse Holdings Inc *	1,600	25,920
Telephone & Data Systems Inc	2,100	99,267
US Cellular Corp *	500	28,275
Verizon Communications Inc	21,260	752,604
Windstream Corp	8,600	106,124

		4,256,149

Utilities - 1.52%

Alliant Energy Corp	100	3,426
American Electric Power Co Inc	2,000	80,460
Avista Corp	1,200	25,752
DPL Inc	3,300	87,054
Duke Energy Corp	43,500	756,030
Edison International	1,000	51,380
FirstEnergy Corp	5,600	461,048
Integrys Energy Group Inc	1,900	96,577
Mirant Corp *	3,200	125,280
Reliant Energy Inc *	5,400	114,858
Sierra Pacific Resources	2,800	35,588
The Laclede Group Inc	500	20,185
WGL Holdings Inc	800	27,792

		1,885,430

Total Common Stocks (Cost $120,920,748)		122,653,329

TOTAL INVESTMENTS - 98.76% (Cost $120,920,748)		122,653,329

OTHER ASSETS & LIABILITIES, NET - 1.24%		1,545,196

NET ASSETS - 100.00%		$124,198,525

Note to Schedule of Investments
(a) As of June 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Energy	23.54%
Information Technology	20.88%
Industrials	13.08%
Consumer Discretionary	9.26%
Financials	8.08%
Materials	7.36%
Consumer Staples	5.83%
Health Care	5.78%
Telecommunication Services	3.43%
Utilities	1.52%

98.76%
Other Assets & Liabilities, Net	1.24%

100.00%

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 8.58%

Brazil - 8.46%

All America Latina Logistica SA	36,000	$459,011
Banco Bradesco SA (XBSP)	23,151	471,076
Cia Vale do Rio Doce ADR	24,700	737,048
Lojas Americanas SA	105,440	690,612
Net Servicos de Comunicacao SA *	23,961	299,227
Petroleo Brasileiro SA ADR	16,900	979,355
Sadia SA	9,000	63,720
Tele Norte Leste Participacoes SA	3,000	74,668

		3,774,717

South Korea - 0.12%

S-Oil Corp +	955	53,203

Total Preferred Stocks (Cost $2,669,560)		3,827,920

COMMON STOCKS - 88.94%

Argentina - 0.03%

IRSA Inversiones y Representaciones SA GDR *	1,000	11,270

Bermuda - 0.13%

Varitronix International Ltd +	95,000	59,331

Brazil - 7.29%

B2W Cia Global do Varejo	3,000	108,858
Banco Bradesco SA ADR	400	8,184
Bovespa Holding SA	36,000	444,638
Cia Vale do Rio Doce ADR	10,400	372,528
Cyrela Brazil Realty SA Empreendimentos e Participacoes GDR ~ Δ	1,000	278,151
Diagnosticos da America SA	5,800	150,110
Embraer-Empresa Brasileira de Aeronautica SA ADR	19,100	506,150
Natura Cosmeticos SA	50,100	520,345
Petroleo Brasileiro SA ADR	8,700	616,221
Tele Norte Leste Participacoes SA	8,600	246,826

		3,252,011

Cayman - 1.66%

SINA Corp *	12,100	514,855
Tencent Holdings Ltd +	29,000	224,918

		739,773

Chile - 1.87%

Banco Santander Chile SA	4,409,400	183,107
Cencosud SA	156,200	471,822
SACI Falabella SA	41,900	178,779

		833,708

China - 4.30%

China Petroleum & Chemical Corp ‘H’ +	794,000	742,167
China Shenhua Energy Co Ltd ‘H’ +	102,500	403,408
PetroChina Co Ltd ‘H’ +	168,000	217,180
Ping An Insurance Group Co of China Ltd ‘H’ +	48,500	361,468
Shanghai Zhenhua Port Machinery Co Ltd ‘B’ +	73,200	105,986
Travelsky Technology Ltd ‘H’ +	134,000	88,113

		1,918,322

Egypt - 4.60%
Commercial International Bank +	18,050	277,283
Commercial International Bank GDR ~	5,500	84,455
Eastern Tobacco Co SAE	2,209	148,663
Medinet Nasr Housing & Development +	4,710	45,454
Orascom Telecom Holding SAE +	116,119	1,498,334

		2,054,189

France - 0.31%

Technip SA +	1,490	137,497

Hong Kong - 5.94%

China Mobile Ltd ADR	8,300	555,685
China Resources Enterprise Ltd +	133,000	380,211
China Unicom Ltd +	418,000	775,802
Hang Lung Properties Ltd +	13,000	41,735
Hutchison Whampoa Ltd +	55,000	554,637
Television Broadcasts Ltd +	59,000	340,791

		2,648,861

India - 12.54%

ABB Ltd/India +	4,400	82,421
Amtek Auto Ltd +	3,400	18,899
Bajaj Auto Ltd	1,400	14,654
Bharat Electronics Ltd +	4,500	106,204
Divi’s Laboratories Ltd +	11,602	361,994
GAIL India Ltd +	13,550	105,415
HCL Technologies Ltd +	27,890	164,119
HDFC Bank Ltd ADR	8,000	573,280
Hindustan Unilever Ltd +	53,500	258,231
Housing Development Finance Corp +	16,300	746,233
ICICI Bank Ltd ADR *	4,300	123,668
Infosys Technologies Ltd +	47,100	1,911,747
ITC Ltd +	38,200	166,614
Larsen & Toubro Ltd +	1,400	71,239
Mahindra & Mahindra Ltd +	13,569	154,752
Rico Auto Industries Ltd * +	4,000	1,775
Tata Consultancy Services Ltd +	25,118	502,758
Trent Ltd * +	137	1,512
Zee Entertainment Enterprises Ltd +	49,700	231,305

		5,596,820

Indonesia - 2.83%

P.T. Astra International Tbk +	161,000	336,998
P.T. Gudang Garam Tbk +	142,800	99,983
P.T. Telekomunikasi Indonesia Tbk +	1,036,000	827,398

		1,264,379

Lebanon - 0.33%

Solidere GDR ~	4,000	148,680

Luxembourg - 0.50%

Tenaris SA ADR	3,000	223,500

Mexico - 9.27%

America Movil SAB de CV ‘L’ ADR	8,600	453,650
Corporacion GEO SAB de CV ‘B’ *	54,400	182,035
Corporacion Interamericana de Entretenimiento SAB de CV ‘B’ *	31,800	64,722
Fomento Economico Mexicano SAB de CV	120,300	547,545
Fomento Economico Mexicano SAB de CV ADR	9,150	416,416
Grupo Financiero Banorte SAB de CV ‘O’	197,700	929,735
Grupo Televisa SA ADR	28,600	675,532
See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	121,800	$191,562
SARE Holding SAB de CV ‘B’ *	154,518	202,416
Wal-Mart de Mexico SAB de CV ‘V’	118,336	471,022

		4,134,635

Norway - 0.52%

Det Norske Oljeselskap ASA * +	112,568	234,431

Philippines - 1.13%

Jollibee Foods Corp +	134,600	103,336
SM Prime Holdings Inc +	2,582,459	401,818

		505,154

Portugal - 0.34%

Jeronimo Martins Sociedade Gestora de Participacoes Sociais SA +	20,700	150,069

Russia - 7.15%

LUKOIL ADR	7,700	760,182
Magnit OAO * +	2,100	96,364
NovaTek OAO GDR ~	1,400	118,300
OAO Gazprom ADR +	34,100	1,969,917
Polymetal GDR * ~ Δ	8,000	62,400
TMK OAO GDR ~	5,300	182,320

		3,189,483

South Africa - 5.48%

Anglo Platinum Ltd +	4,100	681,858
Impala Platinum Holdings Ltd +	9,300	365,485
Liberty Group Ltd * +	9,900	78,128
Massmart Holdings Ltd +	28,400	223,044
MTN Group Ltd +	14,400	227,938
Murray & Roberts Holdings Ltd +	16,160	178,783
Standard Bank Group Ltd +	59,934	581,715
Tiger Brands Ltd +	5,971	107,205

		2,444,156

South Korea - 3.37%

Amorepacific Corp +	284	175,716
GS Engineering & Construction Corp +	1,438	157,300
Hyundai Development Co +	2,460	124,553
Hyundai Engineering & Construction Co Ltd +	4,738	314,407
Jeonbuk Bank +	10,266	69,666
Kookmin Bank ADR	2,200	128,722
Pusan Bank +	4,370	58,445
S-Oil Corp +	1,565	100,446
Shinsegae Co Ltd +	348	187,159
SK Telecom Co Ltd ADR	9,000	186,930

		1,503,344

Taiwan - 10.78%

Hon Hai Precision Industry Co Ltd +	93,800	461,270
MediaTek Inc +	116,150	1,337,135
President Chain Store Corp +	68,000	225,956
Realtek Semiconductor Corp +	105,000	214,381
Synnex Technology International Corp +	117,790	241,861
Taiwan Semiconductor Manufacturing Co Ltd +	977,779	2,077,642
Taiwan Semiconductor Manufacturing Co Ltd ADR *	23,138	252,436

		4,810,681

Thailand - 0.16%

Kiatnakin Bank PCL +	96,200	71,970

Turkey - 5.33%

Aksigorta AS +	52,000	175,071
Anadolu Efes Biracilik Ve Malt Sanayii AS +	19,165	166,222
BIM Birlesik Magazalar AS +	8,700	332,620
Enka Insaat ve Sanayi AS +	667	7,689
Ford Otomotiv Sanayi AS +	12,947	92,563
Haci Omer Sabanci Holding AS ADR	73,800	63,077
Haci Omer Sabanci Holding AS +	80,400	275,282
Turkcell Iletisim Hizmetleri AS +	71,400	413,611
Turkiye Garanti Bankasi AS * +	102,600	236,654
Turkiye Vakiflar Bankasi TAO ‘D’ +	86,548	112,545
Yapi ve Kredi Bankasi AS * +	275,700	504,912

		2,380,246

United Kingdom - 3.02%

HSBC Holdings PLC (HSI) +	74,262	1,144,662
SABMiller PLC +	8,900	203,337

		1,347,999

United States - 0.06%

Sohu.com Inc *	400	28,176

Total Common Stocks (Cost $36,247,237)		39,688,685

SHORT-TERM INVESTMENT - 3.31%

Money Market Fund - 3.31%

BlackRock Liquidity Funds Institutional Temp Fund	1,476,617	1,476,617

Total Short-Term Investment (Cost $1,476,617)		1,476,617

TOTAL INVESTMENTS - 100.83% (Cost $40,393,414)		44,993,222

OTHER ASSETS & LIABILITIES, NET - (0.83%)		(368,717)

NET ASSETS - 100.00%		$44,624,505

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)
Notes to Schedule of Investments
(a) As of June 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Financials	18.72%
Information Technology	18.10%
Energy	15.10%
Telecommunication Services	11.79%
Consumer Staples	11.28%
Consumer Discretionary	9.76%
Industrials	6.41%
Materials	4.97%
Short-Term Investment	3.31%
Health Care	1.15%
Utilities	0.24%

100.83%
Other Assets & Liabilities, Net	(0.83%)

100.00%

(b) As of June 30, 2008, the Fund was diversified by geographical region as a percentage of net assets as follows:

Brazil	15.75%
India	12.54%
Taiwan	10.78%
Mexico	9.27%
Russia	7.15%
Hong Kong	5.94%
South Africa	5.48%
Turkey	5.33%
Egypt	4.60%
China	4.30%
South Korea	3.49%
United States	3.37%
United Kingdom	3.02%
Indonesia	2.83%
Chile	1.87%
Cayman	1.66%
Philippines	1.13%
Norway	0.52%
Luxembourg	0.50%
Portugal	0.34%
Lebanon	0.33%
France	0.31%
Thailand	0.16%
Bermuda	0.13%
Argentina	0.03%

100.83%
Other Assets & Liabilities, Net	(0.83%)

100.00%

(c) Securities with a total aggregate market value of $27,340,281 or 61.27% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(d) 0.76% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.
See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.10%

Financials - 0.10%

Fannie Mae	8,000	$183,600

Total Preferred Stocks (Cost $200,000)		183,600

CONVERTIBLE PREFERRED STOCKS - 0.90%

Financials - 0.90%

Bank of America Corp 7.250%	200	177,000
Lehman Brothers Holdings Inc 8.750%	1,500	1,149,750
Wachovia Corp 7.500%	300	264,414

		1,591,164

Total Convertible Preferred Stocks (Cost $2,000,000)		1,591,164

	Principal
	Amount
CORPORATE BONDS & NOTES - 23.36%

Consumer Discretionary - 0.10%

General Motors Corp
8.375% due 07/05/33		$200,000	170,594

Consumer Staples - 0.68%

Kraft Foods Inc
6.125% due 02/01/18		700,000	681,669
6.875% due 02/01/38		100,000	97,522
Reynolds American Inc
7.625% due 06/01/16		100,000	104,681
Wal-Mart Stores Inc
5.800% due 02/15/18		200,000	207,460
6.500% due 08/15/37		100,000	103,256

			1,194,588

Energy - 1.27%

Colorado Interstate Gas Co
6.800% due 11/15/15		200,000	205,291
Enterprise Products Operating LP
4.625% due 10/15/09		100,000	99,673
Gaz Capital SA (Russia)
8.146% due 04/11/18 ~		500,000	519,375
NGPL PipeCo LLC
7.119% due 12/15/17 ~		500,000	511,905
7.768% due 12/15/37 ~		200,000	210,054
The Williams Cos Inc
6.375% due 10/01/10 ~		100,000	101,500
The Williams Cos Inc Credit Linked Certificate Trust
6.750% due 04/15/09 ~		600,000	606,000

			2,253,798

Financials - 20.27%

American Express Bank FSB
2.492% due 09/26/08 §		500,000	499,424
2.495% due 06/12/09 §		600,000	595,888
5.500% due 04/16/13 ~		600,000	587,275
6.000% due 09/13/17		1,200,000	1,159,842
American Express Centurion Bank
6.000% due 09/13/17		1,200,000	1,159,842
American International Group Inc
5.850% due 01/16/18		800,000	750,818
Bank of America Corp
4.875% due 01/15/13		100,000	97,455
5.650% due 05/01/18		700,000	654,713
8.000% due 01/30/58 §		900,000	844,551
8.125% due 11/15/80 §		1,600,000	1,514,416
Barclays Bank PLC (United Kingdom)
5.450% due 09/12/12		1,000,000	1,013,990
6.050% due 12/04/17 ~		2,700,000	2,651,208
7.700% due 10/25/99 ~ §		900,000	920,240
Citigroup Capital XXI
8.300% due 12/21/57 §		400,000	378,728
Citigroup Global Markets Holdings Inc
4.344% due 01/12/09 §		1,000,000	997,168
Citigroup Inc
5.500% due 04/11/13		700,000	683,890
5.625% due 08/27/12		50,000	49,235
5.875% due 05/29/37		200,000	170,609
8.400% due 04/30/99 §		1,200,000	1,142,232
Countrywide Home Loans Inc
5.307% due 11/24/08 §	EUR	700,000	1,081,785
Deutsche Bank AG (Germany)
6.000% due 09/01/17		$900,000	910,318
Ford Motor Credit Co LLC
7.250% due 10/25/11		100,000	77,549
7.800% due 06/01/12		300,000	232,203
9.750% due 09/15/10		100,000	87,229
General Electric Capital Corp
2.746% due 08/15/11 §		500,000	492,660
5.875% due 01/14/38		900,000	818,341
General Motors Acceptance Corp LLC
6.625% due 05/15/12		300,000	205,964
7.000% due 02/01/12		600,000	417,364
Glitnir Banki HF (Iceland)
3.078% due 04/20/10 ~ §		100,000	86,886
HCP Inc
5.950% due 09/15/11		900,000	874,498
Lehman Brothers Holdings Inc
2.851% due 12/23/08 §		500,000	490,485
5.625% due 01/24/13		1,200,000	1,136,922
6.750% due 12/28/17		500,000	470,513
6.875% due 05/02/18		100,000	96,980
Merrill Lynch & Co Inc
2.768% due 08/14/09 §		400,000	387,410
2.960% due 10/23/08 §		400,000	397,667
6.875% due 04/25/18		900,000	858,046
Metropolitan Life Global Funding I
5.125% due 04/10/13 ~		300,000	295,715
Morgan Stanley
2.844% due 02/09/09 §		300,000	297,263
5.300% due 03/01/13		100,000	96,454
5.950% due 12/28/17		1,900,000	1,727,852
Nykredit Realkredit AS (Denmark)
5.000% due 10/01/38 §	DKK	899,737	171,339
5.000% due 10/01/38 §		783,643	151,133
Principal Life Income Funding Trusts
5.300% due 04/24/13		$100,000	100,106
Realkredit Danmark AS (Denmark)
5.000% due 10/01/38 §	DKK	2,392,726	454,035
5.000% due 10/01/38 §		880,306	169,181
Santander Perpetual SA Unipersonal (Spain)
6.671% due 04/24/56 ~ §		$200,000	193,541
Santander US Debt SA Unipersonal (Spain)
2.733% due 11/20/09 ~ §		500,000	495,298
SLM Corp
3.150% due 10/25/11 §		900,000	770,445
The Bear Stearns Cos Inc
3.199% due 01/30/09 §		500,000	498,256
See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
The Goldman Sachs Group Inc
6.250% due 09/01/17	$1,100,000	$1,089,291
6.750% due 10/01/37	1,200,000	1,101,004
The Royal Bank of Scotland Group PLC (United Kingdom)
7.640% due 03/31/56 §	500,000	457,894
UBS AG (Switzerland)
5.875% due 12/20/17	700,000	682,141
Unicredit Luxembourg Finance SA (Luxembourg)
2.970% due 10/24/08 ~ §	400,000	399,753
VTB Capital SA (Luxembourg)
3.384% due 08/01/08 ~ §	200,000	198,250
Wachovia Corp
7.980% due 12/31/99 §	1,600,000	1,473,680

		35,816,975

Health Care - 0.33%

HCA Inc
9.250% due 11/15/16	100,000	103,250
UnitedHealth Group Inc
6.000% due 02/15/18	400,000	387,628
6.875% due 02/15/38	100,000	94,920

		585,798

Information Technology - 0.12%

Xerox Corp
9.750% due 01/15/09	200,000	205,900

Materials - 0.37%

C10 Capital SPV Ltd (United Kingdom)
6.722% due 12/31/49 §	300,000	278,850
Codelco Inc (Chile)
6.150% due 10/24/36 ~	200,000	190,770
Vale Overseas Ltd (Cayman)
6.250% due 01/23/17	200,000	194,595

		664,215

Telecommunication Services - 0.22%

AT&T Inc
6.300% due 01/15/38	200,000	189,562
Qwest Communications International Inc
7.500% due 02/15/14	100,000	95,500
SBC Communications Inc
4.125% due 09/15/09	100,000	100,146

		385,208

Total Corporate Bonds & Notes (Cost $42,654,709)		41,277,076

SENIOR LOAN NOTES - 0.53%

Health Care - 0.53%

HCA Inc Term B
5.051% due 11/18/13 §	989,950	931,345

Total Senior Loan Notes (Cost $962,320)		931,345

MORTGAGE-BACKED SECURITIES - 85.68%

Collateralized Mortgage Obligations - 18.60%

Adjustable Rate Mortgage Trust
4.584% due 05/25/35 “ §	123,020	119,917
Banc of America Funding Corp
4.109% due 05/25/35 “ §	268,108	253,220
Banc of America Mortgage Securities Inc
3.994% due 07/25/33 “ §	167,875	157,026
5.000% due 05/25/34 “	101,516	98,009
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/35 “ §	479,427	459,126
4.538% due 08/25/33 “ §	432,875	406,010
4.550% due 08/25/35 “ §	130,562	124,058
4.625% due 10/25/35 “ §	670,988	644,855
4.750% due 10/25/35 “ §	144,719	143,415
Bear Stearns Alt-A Trust
5.371% due 05/25/35 “ §	89,824	77,038
5.712% due 09/25/35 “ §	106,830	88,177
5.795% due 11/25/36 “ §	142,953	105,301
Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/50 “	200,000	188,764
Chevy Chase Mortgage Funding Corp
2.733% due 08/25/35 ~ “ §	121,358	107,746
Citigroup Mortgage Loan Trust Inc
4.248% due 08/25/35 “ §	146,620	138,574
4.700% due 12/25/35 “ §	227,330	220,544
Countrywide Alternative Loan Trust
5.457% due 06/25/37 “ §	499,602	427,242
Countrywide Home Loan Mortgage Pass-Through Trust
2.803% due 03/25/35 “ §	49,787	37,698
2.823% due 06/25/35 ~ “ §	267,147	235,573
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/39 “	900,000	857,212
CS First Boston Mortgage Securities Corp
3.431% due 03/25/32 ~ “ §	12,154	11,005
6.000% due 11/25/35 “	193,308	178,940
DSLA Mortgage Loan Trust
2.663% due 04/19/48 “ §	746,686	398,401
Fannie Mae
2.683% due 10/27/37 “ §	3,400,000	3,252,712
3.375% due 11/25/23 “ §	571,407	582,166
4.250% due 07/25/17 “	356,782	354,154
4.500% due 04/25/17 “	317,253	317,704
4.500% due 10/25/17 “	346,345	342,978
5.000% due 01/25/17 “	300,676	304,557
5.000% due 07/25/19 “	9,080	9,154
5.500% due 09/25/24 “	664,113	670,617
6.000% due 03/25/31 “	2,041,349	2,100,104
Freddie Mac
2.701% due 02/15/19 “ §	2,021,912	1,982,314
4.000% due 06/15/22 “	205,090	205,298
4.000% due 10/15/23 “	502,594	503,081
4.500% due 06/15/17 “	459,994	460,755
4.500% due 10/15/19 “	333,924	334,590
4.728% due 10/25/44 “ §	77,397	75,303
4.928% due 07/25/44 “ §	418,560	391,980
5.000% due 09/15/16 “	11,631	11,696
5.000% due 04/15/18 “	922,469	936,232
5.000% due 11/15/24 “	222,661	225,216
5.000% due 05/15/26 “	351,318	356,204
5.000% due 11/15/26 “	500,000	506,386
5.000% due 09/15/27 “	2,032,416	2,061,177
5.000% due 12/15/27 “	2,093,460	2,123,213
5.000% due 04/15/30 “	426,894	430,842
5.500% due 03/15/17 “	75,383	77,154
8.000% due 04/15/30 “	554,286	598,942
See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
GMAC Mortgage Corp Loan Trust
5.500% due 09/25/34 “	$91,923	$90,888
Greenwich Capital Commercial Funding Corp
5.444% due 03/10/39 “	300,000	280,140
Harborview Mortgage Loan Trust
2.573% due 01/19/38 “ §	160,381	145,915
2.673% due 01/19/38 “ §	311,682	223,197
2.703% due 05/19/35 “ §	53,049	40,284
JPMorgan Mortgage Trust
5.023% due 02/25/35 “ §	129,240	122,051
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/45 “ §	600,000	573,673
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.551% due 09/15/21 ~ “ §	47,244	44,969
Lehman XS Trust
2.563% due 07/25/46 “ §	70,035	68,379
Mellon Residential Funding Corp
2.951% due 06/15/30 “ §	21,598	20,396
Merrill Lynch Floating Trust
2.986% due 07/09/21 ~ “ § Δ	500,000	460,963
Merrill Lynch Mortgage Investors Inc
2.693% due 02/25/36 “ §	64,804	52,125
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/49 “	500,000	472,463
MLCC Mortgage Investors Inc
2.851% due 03/15/25 “ §	27,981	21,109
Morgan Stanley Capital I
5.731% due 07/12/44 “ §	1,700,000	1,651,375
Residential Accredit Loans Inc
2.663% due 06/25/46 “ §	154,561	110,865
6.000% due 06/25/36 “	519,214	457,802
Residential Asset Securitization Trust
2.883% due 05/25/33 “ §	48,016	43,567
Structured Asset Mortgage Investments Inc
2.703% due 05/25/36 “ §	313,688	220,112
Structured Asset Securities Corp
5.000% due 12/25/34 “	156,240	155,365
5.300% due 10/25/35 ~ “ §	196,648	179,369
5.932% due 08/25/32 “ §	33,756	32,232
Wachovia Bank Commercial Mortgage Trust
2.561% due 09/15/21 ~ “ §	411,697	388,510
5.342% due 12/15/43 “	600,000	555,142
Washington Mutual Mortgage Pass-Through Certificates
2.793% due 01/25/45 “ §	46,187	35,811
2.803% due 01/25/45 “ §	44,219	36,364
3.023% due 12/25/27 “ §	124,945	114,126
4.361% due 02/27/34 “ §	15,656	14,555
4.928% due 08/25/42 “ §	8,668	7,776
5.028% due 09/25/46 “ §	143,999	112,412
Wells Fargo Mortgage-Backed Securities Trust
3.991% due 12/25/34 “ §	300,041	293,212
4.417% due 07/25/35 “ §	400,000	381,591
4.500% due 11/25/18 “	226,158	218,481
5.240% due 04/25/36 “ §	432,726	425,396
5.515% due 08/25/36 “ §	123,333	120,355

		32,863,350

Fannie Mae - 56.20%

4.200% due 11/01/34 “ §	373,886	377,112
4.706% due 09/01/35 “ §	377,881	382,426
4.728% due 10/01/44 “ §	82,334	83,661
4.902% due 12/01/35 “ §	226,922	226,512
5.000% due 08/01/20 “	1,432,181	1,423,439
5.000% due 11/01/33 “	4,235,071	4,086,265
5.000% due 08/01/35 “	415,365	399,602
5.000% due 11/01/35 “	66,710	64,179
5.000% due 02/01/36 “	1,233,592	1,186,778
5.000% due 03/01/36 “	3,170,809	3,050,479
5.000% due 04/01/36 “	556,699	536,442
5.000% due 07/15/38 “	1,000,000	958,594
5.092% due 11/01/32 “ §	422,677	427,179
5.353% due 12/01/36 “ §	34,742	34,844
5.461% due 06/01/37 “ §	2,245,030	2,299,890
5.500% due 12/01/14 “	36,985	37,626
5.500% due 12/01/20 “	65,581	66,349
5.500% due 07/01/21 “	88,493	89,253
5.500% due 08/01/21 “	668,776	674,516
5.500% due 10/01/21 “	866,296	876,439
5.500% due 12/01/21 “	204,729	206,486
5.500% due 04/01/22 “	863,429	870,386
5.500% due 05/01/22 “	642,488	647,665
5.500% due 05/01/22 “	2,000,000	2,016,117
5.500% due 07/01/22 “	200,001	201,612
5.500% due 11/01/22 “	142,804	143,955
5.500% due 11/01/22 “	53,033	53,461
5.500% due 11/01/22 “	1,246,967	1,257,015
5.500% due 12/01/22 “	500,000	504,029
5.500% due 06/01/23 “	148,606	148,556
5.500% due 06/01/23 “	500,000	503,979
5.500% due 07/17/23 “	5,500,000	5,536,954
5.500% due 02/01/24 “	136,529	136,483
5.500% due 02/01/33 “	372,327	369,469
5.500% due 08/01/33 “	10,777	10,687
5.500% due 01/01/34 “	60,653	60,150
5.500% due 02/01/34 “	285,969	283,595
5.500% due 03/01/34 “	39,778	39,374
5.500% due 04/01/34 “	17,334	17,190
5.500% due 06/01/34 “	383,885	379,979
5.500% due 02/01/35 “	274,729	271,676
5.500% due 04/01/35 “	18,510	18,304
5.500% due 05/01/35 “	321,526	317,953
5.500% due 05/01/35 “	507,010	501,375
5.500% due 05/01/35 “	709,407	701,523
5.500% due 05/01/35 “	318,831	315,288
5.500% due 06/01/35 “	1,806,886	1,786,805
5.500% due 06/01/35 “	353,136	349,211
5.500% due 06/01/35 “	3,295,892	3,259,264
5.500% due 06/01/35 “	75,965	75,121
5.500% due 06/01/35 “	307,863	304,442
5.500% due 07/01/35 “	63,046	62,345
5.500% due 08/01/35 “	378,644	374,436
5.500% due 08/01/35 “	425,601	420,871
5.500% due 08/01/35 “	1,042,885	1,031,295
5.500% due 08/01/35 “	406,672	402,153
5.500% due 08/01/35 “	357,823	353,847
5.500% due 09/01/35 “	85,334	84,385
5.500% due 09/01/35 “	395,871	391,471
5.500% due 11/01/35 “	263,768	260,837
5.500% due 11/01/35 “	1,897,213	1,876,129
5.500% due 03/01/36 “	151,967	150,088
5.500% due 05/01/36 “	940,147	928,524
5.500% due 07/01/36 “	311,271	307,423
5.500% due 09/01/36 “	195,274	192,860
5.500% due 11/01/36 “	207,977	205,406
5.500% due 11/01/36 “	310,816	306,973
5.500% due 12/01/36 “	189,433	187,091
5.500% due 01/01/37 “	209,120	206,425
5.500% due 01/01/37 “	234,587	231,686
5.500% due 02/01/37 “	210,394	207,683
5.500% due 02/01/37 “	867,243	856,521
5.500% due 03/01/37 “	498,775	492,609
5.500% due 03/01/37 “	507,519	500,978
5.500% due 03/01/37 “	2,771,224	2,735,508
5.500% due 03/01/37 “	241,561	238,448
5.500% due 04/01/37 “	213,335	210,586
5.500% due 04/01/37 “	207,186	204,625
See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount		Value
5.500% due 04/01/37 “		$199,622	$197,049
5.500% due 04/01/37 “		219,424	216,711
5.500% due 05/01/37 “		238,594	235,519
5.500% due 05/01/37 “		204,535	201,898
5.500% due 05/01/37 “		396,558	391,447
5.500% due 05/01/37 “		459,738	453,813
5.500% due 07/01/37 “		481,052	474,852
5.500% due 07/01/37 “		170,793	168,591
5.500% due 07/01/37 “		276,892	273,323
5.500% due 07/01/37 “		1,178,795	1,163,603
5.500% due 12/01/37 “		1,744,975	1,722,485
5.500% due 01/01/38 “		993,299	980,398
5.500% due 07/15/38 “		22,000,000	21,687,182
6.000% due 09/01/22 “		99,988	102,238
6.000% due 01/01/23 “		77,126	78,784
6.000% due 12/01/35 “		143,544	145,179
6.000% due 06/01/36 “		42,260	42,701
6.000% due 09/01/36 “		881,413	890,623
6.000% due 09/01/36 “		885,846	895,102
6.000% due 09/01/36 “		886,531	895,795
6.000% due 11/01/36 “		62,488	63,140
6.000% due 04/01/37 “		41,592	42,018
6.000% due 07/01/37 “		59,597	60,207
6.000% due 07/01/37 “		43,499	43,954
6.000% due 09/01/37 “		972,929	982,888
6.000% due 10/01/37 “		865,704	874,566
6.000% due 10/01/37 “		41,023	41,443
6.000% due 10/01/37 “		937,276	946,871
6.000% due 11/01/37 “		1,944,205	1,964,107
6.000% due 11/01/37 “		40,703	41,120
6.000% due 11/01/37 “		996,280	1,006,479
6.000% due 12/01/37 “		912,936	922,282
6.000% due 12/01/37 “		43,138	43,580
6.000% due 02/01/38 “		40,382	40,791
6.000% due 02/01/38 “		897,543	906,641
6.000% due 05/13/38 “		7,928,940	8,010,106
6.500% due 03/01/17 “		103,346	107,828

			99,306,206

Freddie Mac - 7.96%

4.689% due 06/01/35 “ §		790,225	805,547
4.739% due 09/01/35 “ §		345,558	349,524
5.302% due 09/01/35 “ §		336,547	341,336
5.481% due 04/01/32 “ §		35,751	36,120
5.500% due 03/01/23 “		69,591	69,539
5.500% due 09/01/37 “		9,468,970	9,338,771
5.500% due 10/01/37 “		472,335	465,840
5.500% due 12/01/37 “		894,930	882,625
5.500% due 07/15/38 “		1,500,000	1,477,734
5.883% due 11/01/31 “ §		13,769	14,028
6.000% due 12/01/22 “		84,988	86,877
6.000% due 03/01/23 “		190,496	194,556

			14,062,497

Government National Mortgage Association - 2.92%

6.500% due 07/21/38 “		5,000,000	5,164,845

Total Mortgage-Backed Securities (Cost $152,398,452)			151,396,898

ASSET-BACKED SECURITIES - 3.21%

Argent Securities Inc
2.533% due 10/25/36 “ §		307,276	298,710
Asset Backed Funding Certificates
2.543% due 10/25/36 “ §		124,806	123,726
2.833% due 06/25/34 “ §		138,554	121,721
Bear Stearns Asset Backed Securities Trust
5.404% due 10/25/36 “ §		264,224	215,343
Carrington Mortgage Loan Trust
2.643% due 01/25/36 “ §		403,861	400,589
Citibank Omni Master Trust
3.581% due 12/23/13 ~ “ §		1,700,000	1,715,253
Citigroup Mortgage Loan Trust Inc
2.533% due 10/25/36 “ §		58,865	58,384
JPMorgan Mortgage Acquisition Corp
2.533% due 07/25/36 “ §		132,453	128,775
Lehman XS Trust
2.603% due 11/25/36 “ §		120,665	117,190
Long Beach Mortgage Loan Trust
2.763% due 10/25/34 “ §		18,554	15,414
Nelnet Student Loan Trust
2.811% due 12/22/14 “ §		4,556	4,552
Park Place Securities Inc
2.743% due 09/25/35 “ §		138,718	131,540
Residential Asset Securities Corp
2.553% due 11/25/36 “ §		166,233	163,224
Saxon Asset Securities Trust
2.543% due 10/25/46 “ §		127,017	124,218
SBI Heloc Trust
2.653% due 08/25/36 ~ “ §		173,626	166,069
Securitized Asset-Backed Receivables LLC Trust
2.533% due 09/25/36 “ §		156,296	153,138
2.613% due 05/25/37 “ §		453,277	420,754
SLC Student Loan Trust
2.674% due 02/15/15 “ §		389,646	388,445
SLM Student Loan Trust
2.920% due 10/25/16 “ §		384,990	382,779
Small Business Administration
4.754% due 08/10/14 “		118,102	115,964
Soundview Home Equity Loan Trust
2.583% due 10/25/36 “ §		67,771	67,208
Structured Asset Securities Corp
2.533% due 10/25/36 “ §		189,227	184,805
Wells Fargo Home Equity Trust
2.533% due 01/25/37 “ §		187,032	182,757

Total Asset-Backed Securities (Cost $5,824,340)			5,680,558

U.S. TREASURY OBLIGATIONS - 1.59%

U.S. Treasury Inflation Protected Securities - 1.59%

2.375% due 04/15/11 ^		973,287	1,031,608
2.375% due 01/15/27 ^		1,703,024	1,785,914

			2,817,522

Total U.S. Treasury Obligations (Cost $2,825,525)			2,817,522

FOREIGN GOVERNMENT BONDS & NOTES - 4.15%

Bundesrepublik Deutschland (Germany)
4.750% due 07/04/34	EUR	2,200,000	3,410,114
5.500% due 01/04/31		1,800,000	3,065,560
Export-Import Bank of Korea (South Korea)
2.920% due 10/04/11 ~ §		$800,000	802,845
Republic of Panama (Panama)
9.375% due 04/01/29		40,000	52,500

Total Foreign Government Bonds & Notes (Cost $7,224,082)			7,331,019

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
MUNICIPAL BONDS - 2.77%

Austin Texas Water & Wastewater System Revenue ‘A’
5.000% due 11/15/29	$200,000	$202,380
Buckeye Tobacco Settlement Financing Authority OH ‘A2’
5.875% due 06/01/47	1,100,000	919,237
California Educational Facilities Authority ‘A’
4.750% due 10/01/37	900,000	868,230
Houston Texas Combined Utilities Systems First Lien Revenue ‘A’
5.000% due 11/15/36	100,000	100,963
Los Angeles Unified School District CA ‘A1’
4.500% due 01/01/28	400,000	377,648
Texas State Transportation Commission Mobility Fund
5.000% due 04/01/37	900,000	910,107
Texas State Transportation Commission Mobility Fund ‘A’
4.750% due 04/01/35	100,000	95,759
Tobacco Securitization Authority of Southern California ‘A1’
5.000% due 06/01/37	800,000	628,392
Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47	885,000	790,606

Total Municipal Bonds (Cost $5,177,896)		4,893,322

PURCHASED OPTIONS - 0.33%

(See Note (g) to Notes to Schedule of Investments) (Cost $667,922)		574,435

SHORT-TERM INVESTMENTS - 3.48%

Commercial Paper - 2.72%

Rabobank USA Financial Corp
2.240% due 07/01/08	3,100,000	3,100,000
UBS Finance LLC
2.525% due 07/16/08	1,700,000	1,698,120

		4,798,120

	Shares
Money Market Funds - 0.76%

BlackRock Liquidity Funds Institutional TempCash	672,777	672,777
BlackRock Liquidity Funds Institutional TempFund	672,777	672,777

		1,345,554

Total Short-Term Investments (Cost $6,143,765)		6,143,674

TOTAL INVESTMENTS - 126.10% (Cost $226,079,011)		222,820,613

OTHER ASSETS & LIABILITIES, NET - (26.10%)		(46,119,840)

NET ASSETS - 100.00%		$176,700,773

Notes to Schedule of Investments
(a) As of June 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	85.68%
Corporate Bonds & Notes	23.36%
Foreign Government Bonds & Notes	4.15%
Short-Term Investments	3.48%
Asset-Backed Securities	3.21%
Municipal Bonds	2.77%
U.S. Treasury Obligations	1.59%
Convertible Preferred Stocks	0.90%
Senior Loan Notes	0.53%
Purchased Options	0.33%
Preferred Stocks	0.10%

126.10%
Other Assets & Liabilities, Net	(26.10%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) 0.59% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.
(d) The amount of $1,063,000 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of June 30, 2008:

				Net
				Unrealized
	Number of	Notional		Appreciation
Long Futures Outstanding	Contracts	Amount		(Depreciation)

3-Month Euribor (12/08)	10	EUR	10,000,000	$394
3-Month Euribor (03/09)	10		10,000,000	(275)
3-Month Euribor (06/09)	6		6,000,000	(1,299)
Eurodollar (09/08)	86		$86,000,000	18,725
Eurodollar (12/08)	68		68,000,000	30,100
Eurodollar (03/09)	5		5,000,000	(62)
Eurodollar (06/09)	6		6,000,000	—
Eurodollar (09/09)	8		8,000,000	6,100
United Kingdom 90-Day LIBOR
Sterling Interest Rate (09/08)	185	GBP	92,500,000	(54,402)
United Kingdom 90-Day LIBOR
Sterling Interest Rate (12/08)	28		14,000,000	(65,905)
United Kingdom 90-Day LIBOR
Sterling Interest Rate (03/09)	23		11,500,000	(40,061)
United Kingdom 90-Day LIBOR
Sterling Interest Rate (06/09)	4		2,000,000	(5,229)
United Kingdom 90-Day LIBOR
Sterling Interest Rate (09/09)	31		15,500,000	(46,696)
U.S. Treasury 10-Year Notes (09/08)	84		$8,400,000	12,281

Short Futures Outstanding
Euro-Schatz 2-Year Notes (09/08)	78	EUR	7,800,000	69,386

				$(76,943)

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)
(e) Investments sold short outstanding as of June 30, 2008:

	Principal
Description	Amount	Value

Fannie Mae
6.000% due 07/14/38	$3,000,000	$3,026,717
U.S. Treasury Bonds
4.750% due 08/15/17	2,200,000	2,331,314
U.S. Treasury Notes
2.125% due 01/31/10	2,600,000	2,587,408
3.625% due 10/31/09	16,500,000	16,782,315
4.000% due 09/30/09	3,900,000	3,980,133
4.000% due 02/15/14	5,500,000	5,674,026
4.125% due 08/31/12	1,000,000	1,035,391
4.250% due 11/15/17	2,500,000	2,554,493
4.500% due 02/28/11	7,700,000	8,029,660
4.500% due 02/15/16	400,000	420,906
4.625% due 02/15/17	4,000,000	4,212,504
4.750% due 03/31/11	1,300,000	1,364,493
4.750% due 05/15/14	2,800,000	3,002,563
4.875% due 05/31/11	10,800,000	11,400,761
5.125% due 06/30/11	10,000,000	10,631,260

Total Investments sold short (Proceeds $76,248,266)		$77,033,944

(f) Forward foreign currency contracts outstanding as of June 30, 2008 were as follows:

		Principal		Net
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Buy	AUD	269,000	07/08	$1,848
Buy	BRL	10,137,408	07/08	1,141,787
Sell	BRL	10,137,408	07/08	(347,680)
Buy	BRL	7,850,778	12/08	207,229
Sell	BRL	2,773,504	12/08	(129,299)
Buy	CNY	8,181,184	07/08	63,924
Sell	CNY	8,181,184	07/08	(38,307)
Buy	CNY	374,439	10/08	1,446
Sell	CNY	374,439	10/08	(949)
Buy	CNY	3,864,367	11/08	7,647
Sell	DKK	4,871,000	09/08	(18,623)
Sell	EUR	2,698,000	07/08	(43,318)
Sell	GBP	2,833,000	08/08	(30,567)
Sell	JPY	87,056,000	07/08	(13,638)
Buy	KRW	1,117,684,128	08/08	(122,124)
Sell	KRW	1,117,684,128	08/08	25,362
Buy	MXN	14,394,545	07/08	95,331
Sell	MXN	14,394,545	07/08	(13,034)
Buy	MXN	14,394,545	11/08	10,978
Buy	MYR	294,593	08/08	3,385
Buy	MYR	2,106,766	11/08	(21,923)
Buy	PHP	10,091,250	08/08	(1,191)
Buy	PLN	1,531,617	07/08	132,263
Sell	PLN	1,531,617	07/08	(21,919)
Buy	PLN	1,531,617	05/09	20,814
Buy	RUB	24,016,145	07/08	72,590
Sell	RUB	24,016,145	07/08	(23,280)
Buy	RUB	21,220,255	11/08	44,289
Buy	RUB	19,360,780	05/09	16,911
Buy	SGD	945,793	11/08	14,856

				$1,034,808

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)
(g) Purchased options outstanding as of June 30, 2008:
Interest Rate Swaptions

		Pay/Receive
		Floating Rate
		Based on
		3-Month	Exercise	Expiration		Notional
Counterparty	Description	EUR-LIBOR	Rate	Date		Amount	Cost	Value

Deutsche Bank	Call - OTC 2-Year Interest Rate Swap Δ	Pay	4.070%	09/14/09	EUR	11,200,000	$57,912	$25,882

		Based on 3-Month
		USD-LIBOR
Royal Bank of Scotland	Call- OTC 2-Year Interest Rate Swap Δ	Pay	3.150%	02/02/09		$9,000,000	97,200	27,941
Barclays	Call- OTC 2-Year Interest Rate Swap Δ	Pay	3.500%	02/02/09		4,200,000	47,670	20,678
Royal Bank of Scotland	Call- OTC 2-Year Interest Rate Swap Δ	Pay	3.600%	07/02/09		1,600,000	15,380	8,436
Barclays	Call- OTC 2-Year Interest Rate Swap Δ	Pay	3.450%	08/03/09		900,000	9,810	4,111
Royal Bank of Scotland	Call- OTC 2-Year Interest Rate Swap Δ	Pay	3.450%	08/03/09		2,400,000	24,192	10,963
Royal Bank of Scotland	Call- OTC 2-Year Interest Rate Swap Δ	Pay	3.500%	08/03/09		16,100,000	166,836	77,442

							$419,000	$175,453

Options on Exchange-Traded Futures Contracts

		Exercise	Expiration	Numbers of
Counterparty	Description	Price	Date	Contracts	Cost	Value

Merrill Lynch	Put - CBOT U.S. Treasury 10-Year Note Futures (09/08)	$92.00	08/22/08	287	$5,202	$4,485
Merrill Lynch	Call - CBOT U.S. Treasury 2-Year Note Futures (09/08)	111.00	08/22/08	171	5,771	2,672
Merrill Lynch	Call - CBOT U.S. Treasury 5-Year Note Futures (09/08)	126.00	08/22/08	57	1,033	445
Merrill Lynch	Call - CBOT U.S. Treasury 10-Year Note Futures (09/08)	135.00	08/22/08	91	1,650	1,422
Merrill Lynch	Put - CME Eurodollar Futures (09/08)	92.50	09/15/08	9	86	56

					$13,742	$9,080

Options on Securities
		Strike	Expiration	Notional
Counterparty	Description	Price	Date	Amount	Cost	Value

Deutsche Bank	Call - OTC U.S. Treasury Note 5.125% due 06/30/11 Δ	$115.00	07/18/08	$10,000,000	$1,172	$1,000
Deutsche Bank	Call - OTC U.S. Treasury Note 4.875% due 05/31/11 Δ	113.27	07/25/08	10,000,000	1,172	1,400

					$2,344	$2,400

Foreign Currency Options

		Exercise		Expiration	Notional
Counterparty	Description	Price		Date	Amount		Cost	Value

Credit Suisse	Call - OTC Japanese yen versus U.S. dollar Δ	JPY	103.80	03/17/10		$500,000	$21,781	$21,892
Credit Suisse	Put - OTC Japanese yen versus U.S. dollar Δ		103.80	03/17/10		500,000	21,781	30,727
Royal Bank of Scotland	Call - OTC Japanese yen versus U.S. dollar Δ		105.40	03/31/10		1,000,000	41,925	35,834
Royal Bank of Scotland	Put - OTC Japanese yen versus U.S.dollar Δ		105.40	03/31/10		1,000,000	41,925	69,830
Morgan Stanley	Call - OTC U.S. dollar versus Euro Δ		$1.38	06/03/10	EUR	1,100,000	52,712	34,276
Morgan Stanley	Put - OTC U.S. dollar versus Euro Δ		1.38	06/03/10		1,100,000	52,712	194,943

							$232,836	$387,502

Total Purchased Options							$667,922	$574,435

(h) Transactions in written options for the year ended June 30, 2008 were as follows:

	Number of
	Contracts	Premium

Outstanding, March 31, 2008	29,100,056	$674,080
Call Options Written	1,200,000	35,133
Call Options Expired	(12,400,000)	(238,079)
Put Options Expired	(56)	(45,360)

Outstanding, June 30, 2008	17,900,000	$425,774

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)
(i) Premiums received and value of written options outstanding as of June 30, 2008:
Interest Rate Swaptions

		Pay/Receive
		Floating Rate
		Based on
		6-Month	Exercise	Expiration	Notional
Counterparty	Description	EUR-LIBOR	Rate	Date	Amount		Premium	Value

Deutsche Bank	Call - OTC 7-Year Interest Rate Swap Δ	Receive	4.250%	09/14/09	EUR	3,600,000	$52,968	$28,552

		Based on 3-Month
		USD-LIBOR
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap Δ	Receive	4.250%	02/02/09		$3,000,000	90,450	39,700
Barclays	Call - OTC 7-Year Interest Rate Swap Δ	Receive	4.600%	02/02/09		1,400,000	44,940	30,080
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap Δ	Receive	4.200%	07/02/09		700,000	15,470	9,662
Barclays	Call - OTC 5-Year Interest Rate Swap Δ	Receive	4.150%	08/03/09		400,000	10,040	5,336
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap Δ	Receive	4.300%	08/03/09		7,000,000	167,913	109,965
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap Δ	Receive	4.400%	08/03/09		800,000	25,093	14,977

							$406,874	$238,272

Credit Default Swaptions

		Buy/Sell	Exercise	Expiration	Notional
Counterparty	Description	Protection (1)	Rate	Date	Amount		Premium	Value

Credit Suisse	Call - OTC Dow Jones CDX NA IG10 Index Δ	Sell	1.500%	09/20/08		$500,000	$9,750	$5,425
Credit Suisse	Put - OTC Dow Jones CDX NA IG10 Index Δ	Sell	1.500%	09/20/08		500,000	9,150	4,975

							$18,900	$10,400

(1)	If the Fund is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Total Written Options	$425,774	$248,672

(j) Swap agreements outstanding as of June 30, 2008:
Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

UBS	The Goldman Sachs Group Inc 6.600% due 01/15/12 Δ	Sell	0.170%	09/20/08	$500,000	($1,165)
UBS	Morgan Stanley 6.600% due 04/01/12 Δ	Sell	0.190%	09/20/08	500,000	(2,773)
Lehman Brothers	Johnson & Johnson 3.800% due 05/15/13 Δ	Buy	(0.110%)	12/20/08	100,000	25
Lehman Brothers	The Home Depot Inc 5.375% due 04/01/06 Δ	Buy	(0.120%)	12/20/08	100,000	337
Citigroup	Wal-Mart Stores Inc 3.375% due 10/01/08 Δ	Buy	(0.140%)	12/20/08	100,000	29
Barclays	Eli Lilly & Co 6.000% due 03/15/12 Δ	Buy	(0.160%)	12/20/08	100,000	(51)
Morgan Stanley	Emerson Electric Co 4.625% due 10/15/12 Δ	Buy	(0.210%)	12/20/08	100,000	—
Merrill Lynch	Gannett Co Inc 6.375% due 04/01/12 Δ	Buy	(0.220%)	12/20/08	100,000	605
Morgan Stanley	The Allstate Corp 6.125% due 02/15/12 Δ	Buy	(0.260%)	12/20/08	100,000	131
Citigroup	Eaton Corp 5.750% due 07/15/12 Δ	Buy	(0.280%)	12/20/08	100,000	46
Barclays	FedEx Corp 7.250% due 02/15/11 Δ	Buy	(0.290%)	12/20/08	100,000	205
Lehman Brothers	Whirlpool Corp 8.600% due 05/01/10 Δ	Buy	(0.290%)	12/20/08	100,000	132
Merrill Lynch	Ingersoll-Rand Co Ltd 6.480% due 06/01/25 Δ	Buy	(0.320%)	12/20/08	100,000	71
Royal Bank of Scotland	Republic of Indonesia 6.750% due 03/10/14 Δ	Sell	0.400%	12/20/08	200,000	(336)
Barclays	Ukraine Government Bond 7.650% due 06/11/13 Δ	Sell	0.710%	12/20/08	100,000	(503)
Morgan Stanley	Glitnir Banki HF 3.078% due 04/20/10 Δ	Buy	(0.170%)	06/20/10	100,000	16,458
Morgan Stanley	Dow Jones CDX NA EM3 Index Δ	Sell	2.100%	06/20/10	400,000	17,662
JPMorgan Chase	Health Care Properties 5.950% due 09/15/11 Δ	Buy	(0.460%)	09/20/11	900,000	56,702
Barclays	Dow Jones CDX NA HY-8 Index Δ	Sell	0.483%	06/20/12	794,923	(27,572)
Citigroup	Noble Corp 5.875% due 06/01/13 Δ	Buy	(0.520%)	06/20/12	300,000	1,110
Lehman Brothers	Dow Jones CDX NA HY-8 Index Δ	Buy	(2.750%)	06/20/12	297,000	18,681
BNP Paribas	The Goldman Sachs Group Inc 6.600% due 01/15/12 Δ	Sell	0.820%	09/20/12	100,000	(1,995)
Citigroup	The Goldman Sachs Group Inc 6.600% due01/15/12 Δ	Sell	0.920%	09/20/12	100,000	(1,621)
Royal Bank of Scotland	Merrill Lynch & Co Inc 5.000% due01/15/15 Δ	Sell	0.920%	09/20/12	100,000	(6,069)
Lehman Brothers	Kohls Corp 6.300% due 03/01/11 Δ	Buy	(0.440%)	12/20/12	600,000	19,706
Credit Suisse	Dow Jones CDX NA HVOL9 Index Δ	Sell	1.400%	12/20/12	800,000	(50,710)
Merrill Lynch	Dow Jones CDX NA HY-9 Index Δ	Sell	2.080%	12/20/12	1,490,481	26,081
Merrill Lynch	Dow Jones CDX NA HY-9 Index Δ	Sell	6.370%	12/20/12	500,000	22,965
Barclays	Dow Jones CDX NA IG-10 Index Δ	Buy	(1.550%)	06/20/13	300,000	(338)
Deutsche Bank	Dow Jones CDX NA IG-10 Index Δ	Buy	(1.550%)	06/20/13	700,000	(75)
See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

							Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional		Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount		(Depreciation)
Goldman Sachs	Dow Jones CDX NA IG-10 Index Δ	Buy	(1.550%)	06/20/13		$2,500,000	$10,566
Morgan Stanley	Dow Jones CDX NA IG-10 Index Δ	Buy	(1.550%)	06/20/13		2,500,000	10,666
Morgan Stanley	Dow Jones CDX NA IG5 Index Δ	Sell	0.458%	12/20/15		900,000	(100,314)
Lehman Brothers	Safeway Inc 5.800% due 08/15/12 Δ	Buy	(0.730%)	06/20/17		1,000,000	(2,304)
UBS	Weyerhaeuser Co 6.750% due 03/15/12 Δ	Buy	(0.960%)	06/20/17		100,000	8,377
Deutsche Bank	Reynolds American Inc 7.625% due 06/01/16 Δ	Sell	1.280%	06/20/17		200,000	78
Goldman Sachs	Trinity 2005-1A B 4.277% due 03/08/40 Δ	Buy	(2.050%)	03/08/40		1,000,000	787,520
Goldman Sachs	Dow Jones ABX NA HE.A Index Δ	Sell	0.110%	05/25/46		1,000,000	15,700
Morgan Stanley	Dow Jones CMBX NA AAA-3 Index Δ	Sell	0.080%	12/13/49		500,000	31,814

							$849,841

(1)      If the Fund is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

							Unrealized
		Pay/Receive	Fixed	Expiration	Notional		Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount		(Depreciation)
Merrill Lynch	30-Day USD-CMM Rate Δ	Receive	5.000%	01/16/09		$1,400,000	$100,882
Merrill Lynch	30-Day USD-CMM Rate Δ	Receive	4.500%	01/23/09		900,000	109,760
Deutsche Bank	6-Month GBP-LIBOR Δ	Pay	6.000%	03/20/09	GBP	3,500,000	6,515
Royal Bank of Scotland	6-Month GBP-LIBOR Δ	Pay	6.000%	06/19/09		100,000	(191)
Citigroup	3-Month Australian Bank Bill Δ	Pay	7.000%	09/15/09	AUD	4,200,000	(28,263)
Lehman Brothers	3-Month Australian Bank Bill Δ	Pay	7.000%	09/15/09		5,600,000	(36,699)
Goldman Sachs	6-Month EUR-LIBOR Δ	Pay	4.000%	09/19/09	EUR	200,000	(2,829)
Merrill Lynch	BRL - CDI Compounded Δ	Pay	12.670%	01/04/10	BRL	2,000,000	(28,376)
Morgan Stanley	BRL - CDI Compounded Δ	Pay	12.670%	01/04/10		8,400,000	(126,233)
Lehman Brothers	6-Month EUR-LIBOR Δ	Pay	4.500%	03/19/10	EUR	9,500,000	(217,839)
Morgan Stanley	6-Month EUR-LIBOR Δ	Pay	4.500%	03/19/10		4,200,000	(84,135)
Deutsche Bank	6-Month Australian Bank Bill Δ	Pay	7.000%	06/15/10	AUD	6,600,000	(127,295)
Morgan Stanley	6-Month Australian Bank Bill Δ	Pay	7.000%	06/15/10		3,400,000	(61,140)
Royal Bank of Scotland	6-Month GBP-LIBOR Δ	Pay	5.000%	09/15/10	GBP	300,000	(5,290)
Barclays	3-Month USD-LIBOR Δ	Pay	4.000%	12/17/10		$32,500,000	(229,816)
Deutsche Bank	3-Month USD-LIBOR Δ	Pay	4.000%	12/17/10		26,700,000	(183,413)
Lehman Brothers	3-Month USD-LIBOR Δ	Pay	4.000%	12/17/10		2,500,000	(19,837)
Morgan Stanley	3-Month USD-LIBOR Δ	Pay	4.000%	12/17/10		70,000,000	(404,922)
UBS	6-Month Australian Bank Bill Δ	Pay	7.500%	03/15/11	AUD	5,900,000	(59,342)
Barclays	6-Month EUR-LIBOR Δ	Receive	4.000%	12/15/11	EUR	5,700,000	297,148
Morgan Stanley	BRL - CDI Compounded Δ	Pay	10.115%	01/02/12	BRL	8,900,000	(432,678)
Goldman Sachs	BRL - CDI Compounded Δ	Pay	10.150%	01/02/12		6,100,000	(405,384)
UBS	BRL - CDI Compounded Δ	Pay	10.575%	01/02/12		1,500,000	(52,837)
Barclays	BRL - CDI Compounded Δ	Pay	10.680%	01/02/12		5,600,000	(269,238)
Merrill Lynch	BRL - CDI Compounded Δ	Pay	12.540%	01/02/12		4,000,000	(99,658)
Morgan Stanley	BRL - CDI Compounded Δ	Pay	12.540%	01/02/12		900,000	(20,974)
UBS	BRL - CDI Compounded Δ	Pay	12.540%	01/02/12		3,000,000	(75,290)
Barclays	France CPI Excluding Tobacco Δ	Pay	1.948%	03/15/12	EUR	400,000	(23,438)
Lehman Brothers	France CPI Excluding Tobacco Δ	Pay	1.965%	03/15/12		100,000	(5,157)
Goldman Sachs	France CPI Excluding Tobacco Δ	Pay	1.995%	03/15/12		200,000	(11,014)
Royal Bank of Scotland	France CPI Excluding Tobacco Δ	Pay	1.955%	03/28/12		100,000	(2,435)
Royal Bank of Scotland	France CPI Excluding Tobacco Δ	Pay	1.950%	03/30/12		100,000	(4,878)
Goldman Sachs	France CPI Excluding Tobacco Δ	Pay	1.960%	03/30/12		100,000	(5,894)
Barclays	France CPI Excluding Tobacco Δ	Pay	1.960%	04/05/12		100,000	(5,837)
BNP Paribas	France CPI Excluding Tobacco Δ	Pay	1.940%	04/10/12		100,000	(6,039)
Royal Bank of Scotland	France CPI Excluding Tobacco Δ	Pay	1.940%	04/10/12		100,000	(5,197)
Barclays	France CPI Excluding Tobacco Δ	Pay	1.980%	04/30/12		100,000	(5,903)
Lehman Brothers	6-Month GBP-LIBOR Δ	Pay	5.500%	03/20/13	GBP	600,000	(28,307)
Citigroup	3-Month USD-LIBOR Δ	Pay	4.000%	12/17/13		$22,100,000	(245,913)
Morgan Stanley	3-Month USD-LIBOR Δ	Pay	4.000%	12/17/13		11,700,000	(23,299)
Barclays	6-Month EUR-LIBOR Δ	Receive	4.000%	12/15/14	EUR	1,000,000	73,764
Deutsche Bank	6-Month EUR-LIBOR Δ	Receive	4.000%	12/15/14		200,000	13,943
HSBC	6-Month EUR-LIBOR Δ	Receive	4.000%	12/15/14		2,500,000	174,293
Deutsche Bank	6-Month GBP-LIBOR Δ	Pay	5.000%	09/15/15	GBP	200,000	(19,935)
Goldman Sachs	6-Month GBP-LIBOR Δ	Pay	5.000%	09/15/15		300,000	(29,448)
Citigroup	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/15		$6,700,000	55,457
Goldman Sachs	28-Day Mexico Interbank TIIE Banxico Δ	Pay	8.170%	11/04/16	MXN	1,200,000	(12,466)
Deutsche Bank	6-Month GBP-LIBOR Δ	Receive	5.000%	09/20/17	GBP	1,100,000	37,954
Morgan Stanley	3-Month USD-LIBOR Δ	Pay	5.000%	12/17/18		$20,300,000	36,578
See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

							Unrealized
		Pay/Receive	Fixed	Expiration	Notional		Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount		(Depreciation)
Lehman Brothers	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/23		$13,600,000	$(229,012)
Merrill Lynch	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/23		22,700,000	237,309
Merrill Lynch	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/28		13,800,000	(331,849)
Morgan Stanley	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/28		2,700,000	(49,588)
Deutsche Bank	6-Month GBP-LIBOR Δ	Receive	4.000%	12/15/35	GBP	1,000,000	(29,460)
Morgan Stanley	6-Month GBP-LIBOR Δ	Receive	4.000%	12/15/35		800,000	(24,438)
Deutsche Bank	6-Month GBP-LIBOR Δ	Receive	4.500%	12/15/35		300,000	(20,471)
Deutsche Bank	3-Month USD-LIBOR Δ	Pay	5.000%	12/15/35		$1,800,000	(11,040)
Morgan Stanley	6-Month EUR-LIBOR Δ	Receive	5.000%	09/17/38	EUR 1,700,000		122,875
Goldman Sachs	6-Month EUR-LIBOR Δ	Receive	4.750%	09/19/38		2,200,000	213,191
Barclays	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/38		$2,100,000	(45,496)

							$(2,668,524)

Total Swap Agreements							$(1,818,683)

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.09%

Financials - 0.09%

Wachovia Corp 7.500%	100	$88,138

		88,138

Total Convertible Preferred Stocks (Cost $100,000)		88,138

	Principal
	Amount
CORPORATE BONDS & NOTES - 14.48%

Consumer Discretionary - 0.20%

Wal-Mart Stores Inc
5.800% due 02/15/18	$200,000	207,460

Energy - 0.49%

Rockies Express Pipeline LLC
5.100% due 08/20/09 ~ §	500,000	500,502

Financials - 13.79%

Allstate Life Global Funding II
3.328% due 05/21/10 §	800,000	795,333
Allstate Life Global Funding Trusts
5.375% due 04/30/13	400,000	398,850
American Express Bank FSB
6.000% due 09/13/17	300,000	289,961
American Express Centurion Bank
6.000% due 09/13/17	200,000	193,307
American Express Co
7.000% due 03/19/18	210,000	212,950
American International Group Inc
8.175% due 05/15/58 ~ §	200,000	188,725
Bank of America Corp
5.650% due 05/01/18	300,000	280,591
8.125% due 11/15/80 §	1,000,000	946,510
Bank of America NA
2.638% due 02/27/09 §	500,000	498,303
Barclays Bank PLC (United Kingdom)
5.450% due 09/12/12	700,000	709,793
Citigroup Funding Inc
3.820% due 05/07/10 §	1,800,000	1,786,851
Credit Suisse New York (Switzerland)
5.000% due 05/15/13	1,200,000	1,169,041
Ford Motor Credit Co LLC
7.875% due 06/15/10	500,000	431,762
General Electric Capital Corp
2.826% due 12/12/08 §	100,000	99,857
HBOS PLC (United Kingdom)
6.750% due 05/21/18 ~	500,000	479,027
Merrill Lynch & Co Inc
4.966% due 05/12/10 §	1,100,000	1,083,125
6.875% due 04/25/18	700,000	667,369
Metropolitan Life Global Funding I
5.125% due 04/10/13 ~	100,000	98,572
Morgan Stanley
6.625% due 04/01/18	300,000	284,756
New York Life Global Funding
4.650% due 05/09/13 ~	300,000	297,901
Rabobank Nederland (Netherlands)
2.733% due 01/15/09 ~ §	100,000	99,942
Santander Perpetual SA Unipersonal (Spain)
6.671% due 04/24/56 ~ §	300,000	290,311
The Goldman Sachs Group Inc
6.150% due 04/01/18	200,000	194,381
6.750% due 10/01/37	500,000	458,752
UBS AG (Switzerland)
5.750% due 04/25/18	500,000	477,985
Wachovia Bank NA
3.619% due 05/14/10 §	1,000,000	995,367
Wachovia Corp
5.500% due 05/01/13	700,000	670,667

		14,099,989

Total Corporate Bonds & Notes (Cost $15,173,127)		14,807,951

MORTGAGE-BACKED SECURITIES - 70.73%

Collateralized Mortgage Obligations - 2.75%

Bear Stearns Adjustable Rate
Mortgage Trust
4.125% due 03/25/35 “ §	224,781	214,845
4.125% due 03/25/35 “ §	108,670	104,069
4.550% due 08/25/35 “ §	61,699	59,954
4.550% due 08/25/35 “ §	101,838	96,765
Citigroup Mortgage Loan Trust Inc
4.248% due 08/25/35 “ §	73,310	69,287
4.748% due 08/25/35 “ §	92,908	88,588
Countrywide Home Loan Mortgage
Pass-Through Trust
2.823% due 06/25/35 ~ “ §	53,429	47,115
4.611% due 01/19/34 “ §	535,270	487,290
Freddie Mac
2.701% due 02/15/19 “ §	758,217	743,368
GSR Mortgage Loan Trust
4.540% due 09/25/35 “ §	138,128	130,527
Lehman XS Trust
2.563% due 07/25/46 “ §	17,509	17,095
MLCC Mortgage Investors Inc
4.709% due 12/25/34 “ §	458,131	446,183
Residential Accredit Loans Inc
2.663% due 06/25/46 “ §	231,842	166,297
Structured Asset Mortgage Investments Inc
2.693% due 05/25/46 “ §	188,502	134,956

		2,806,339

Fannie Mae - 66.29%

5.000% due 04/01/36 “	463,915	447,035
5.500% due 10/01/35 “	75,798	74,955
5.500% due 12/01/36 “	1,950,957	1,926,837
5.500% due 12/01/36 “	931,685	920,166
5.500% due 01/01/37 “	554,596	547,739
5.500% due 01/01/37 “	378,057	373,383
5.500% due 02/01/37 “	2,353,923	2,324,821
5.500% due 02/01/37 “	27,039,764	26,691,268
5.500% due 03/01/37 “	901,884	890,260
5.500% due 03/01/37 “	735,258	726,168
5.500% due 03/01/37 “	890,176	878,703
5.500% due 03/01/37 “	476,312	470,174
5.500% due 03/01/37 “	882,770	871,393
5.500% due 03/01/37 “	106,753	105,378
5.500% due 04/01/37 “	60,880	60,095
5.500% due 04/01/37 “	480,073	473,885
5.500% due 04/01/37 “	487,386	481,104
5.500% due 04/01/37 “	1,957,928	1,932,694
5.500% due 05/01/37 “	977,328	964,731
5.500% due 06/01/37 “	931,148	919,147
5.500% due 06/01/37 “	937,281	925,201
5.500% due 06/01/37 “	915,400	903,602
5.500% due 07/01/37 “	953,091	940,807
See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
5.500% due 07/01/37 “	$956,372	$944,046
5.500% due 07/01/37 “	918,094	906,261
5.500% due 07/01/37 “	942,262	930,118
5.500% due 08/01/37 “	145,769	143,890
5.500% due 09/01/37 “	960,009	947,636
5.500% due 11/01/37 “	409,740	404,459
6.000% due 12/01/35 “	134,875	136,411
6.000% due 08/01/36 “	4,599,742	4,647,806
6.000% due 09/01/36 “	74,129	74,903
6.000% due 11/01/36 “	75,708	76,499
6.000% due 11/01/36 “	313,676	316,953
6.000% due 04/01/37 “	462,165	466,896
6.000% due 06/01/37 “	33,711	34,056
6.000% due 08/01/37 “	2,298,298	2,321,825
6.000% due 10/01/37 “	828,818	837,302
6.000% due 10/01/37 “	866,407	875,276
6.000% due 05/01/38 “	6,773,626	6,842,965
6.000% due 07/14/38 “	2,000,000	2,017,812

		67,774,660

Freddie Mac - 1.69%

5.000% due 07/14/38 “	100,000	95,828
5.500% due 12/01/36 “	633,005	624,696
6.000% due 07/14/38 “	1,000,000	1,010,156

		1,730,680

Total Mortgage-Backed Securities (Cost $73,004,882)		72,311,679

ASSET-BACKED SECURITIES - 0.00%

Freddie Mac Structured Pass-Through Securities
2.763% due 09/25/31 “ §	3,824	3,780

Total Asset-Backed Securities
(Cost $3,826)		3,780

U.S. TREASURY OBLIGATIONS - 108.19%

U.S. Treasury Inflation Protected Securities - 108.19%

0.625% due 04/15/13 ^	6,134,580	6,113,974
0.875% due 04/15/10 ^	6,616,292	6,704,599
1.625% due 01/15/15 ^	4,641,528	4,775,152
1.750% due 01/15/28 ^	206,366	195,420
1.875% due 07/15/13 ^	1,647,296	1,734,887
1.875% due 07/15/15 ^	9,668,571	10,072,199
2.000% due 04/15/12 ^	3,301,438	3,466,288
2.000% due 01/15/14 ^	7,545,791	7,976,420
2.000% due 07/15/14 ^	1,146,780	1,214,790
2.000% due 01/15/16 ^	4,465,392	4,683,754
2.000% due 01/15/26 ^	7,297,104	7,226,866
2.375% due 04/15/11 ^	8,601,283	9,074,239
2.375% due 01/15/25 ^	3,474,743	3,591,189
2.375% due 01/15/27 ^	3,537,270	3,693,023
2.500% due 07/15/16 ^	5,458,938	5,939,230
2.625% due 07/15/17 ^	6,362,178	7,013,262
3.000% due 07/15/12 ^	4,957,961	5,418,028
3.375% due 01/15/12 ^	243,412	267,458
3.375% due 04/15/32 ^	182,675	229,017
3.500% due 01/15/11 ^	5,215,014	5,645,106
3.625% due 04/15/28 ^	2,098,305	2,606,916
3.875% due 04/15/29 ^	7,692,341	9,948,843
4.250% due 01/15/10 ^	2,825,856	3,015,361
		110,606,021

Total U.S. Treasury Obligations (Cost $109,186,785)		110,606,021

FOREIGN GOVERNMENT BONDS & NOTES - 1.76%

France Government Bond OAT (France)
2.500% due 07/25/13 ^	EUR	786,254	1,260,502
United Kingdom Gilt Inflation Linked Bond
(United Kingdom)
2.500% due 05/20/09 ^	GBP	100,000	540,185

Total Foreign Government Bonds & Notes (Cost $1,711,232)			1,800,687

MUNICIPAL BONDS - 1.04%

Buckeye Tobacco Settlement
Financing Authority OH ‘A2’
5.875% due 06/01/47		$100,000	83,567
Texas Water Development Board
4.500% due 07/15/24		800,000	794,568
Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47		100,000	89,334
Tobacco Settlement Financing Corp RI ‘A’
6.000% due 06/01/23		95,000	91,553

Total Municipal Bonds (Cost $957,739)			1,059,022

PURCHASED OPTIONS - 0.25%

(See Note (g) to Notes to Schedule of Investments) (Cost $82,598)			258,689

SHORT-TERM INVESTMENTS - 23.73%

Certificates of Deposit - 1.47%

Unicredito Italiano NY
3.071% due 05/18/09 §		1,500,000	1,498,971

Commercial Paper - 21.15%

Barclays U.S. Funding Corp
2.688% due 08/18/08		3,000,000	2,989,069
Danske Corp
2.690% due 09/18/08		2,000,000	1,987,720
Palisades Co
3.570% due 08/19/08		2,300,000	2,290,506
Rabobank USA Financial Corp
2.240% due 07/01/08		2,800,000	2,800,000
Societe Generale North America Inc
2.900% due 09/18/08		4,600,000	4,571,756
UBS Finance LLC
2.570% due 07/14/08		3,200,000	3,196,942
Unicredito Italiano Bank
3.080% due 09/16/08		2,200,000	2,186,739
Westpac Trust
2.350% due 07/07/08		1,600,000	1,599,373

			21,622,105

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
Money Market Funds - 1.11%

BlackRock Liquidity Funds Institutional TempCash	569,669	$569,669
BlackRock Liquidity Funds Institutional TempFund	569,669	569,669

		1,139,338

Total Short-Term Investments (Cost $24,258,240)		24,260,414

TOTAL INVESTMENTS - 220.27% (Cost $224,478,429)		225,196,381

OTHER ASSETS & LIABILITIES, NET - (120.27%)		(122,959,973)

NET ASSETS - 100.00%		$102,236,408

Notes to Schedule of Investments
(a) As of June 30, 2008, the Fund was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	108.19%
Mortgage-Backed Securities	70.73%
Short-Term Investments	23.73%
Corporate Bonds & Notes	14.48%
Foreign Government Bonds & Notes	1.76%
Municipal Bonds	1.04%
Purchased Options	0.25%
Convertible Preferred Stocks	0.09%

220.27%
Other Assets & Liabilities, Net	(120.27%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) 1.00% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.
(d) Investments sold short outstanding as of June 30, 2008:

	Principal
Description	Amount	Value

Fannie Mae
5.000% due 07/14/38	$500,000	$479,297
5.500% due 07/14/38	57,000,000	56,189,517
Freddie Mac
5.500% due 07/14/38	900,000	886,640
U.S. Treasury Bonds
4.375% due 02/15/38	3,100,000	3,022,503
4.750% due 08/15/17	800,000	847,750
4.750% due 02/15/37	400,000	413,188
5.000% due 05/15/37	700,000	752,501
U.S. Treasury Inflation Protection Securities
1.625% due 01/15/18 ^	2,476,392	2,499,763
U.S. Treasury Notes
2.500% due 03/31/13	1,200,000	1,158,095
3.125% due 04/30/13	1,100,000	1,091,149
3.500% due 02/15/18	1,600,000	1,540,626
3.625% due 12/31/12	930,000	944,459
4.125% due 08/31/12	700,000	724,774
4.250% due 11/15/13	600,000	626,344
4.250% due 08/15/14	1,000,000	1,045,079
4.875% due 05/31/11	5,300,000	5,594,818

Total Investments sold short
(Proceeds $77,624,863)		$77,816,503

(e) The amount of $695,000 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of June 30, 2008:

				Net
				Unrealized
	Number of	Notional		Appreciation
Long Futures Outstanding	Contracts	Amount		(Depreciation)

3-Month Euribor (09/08)	18	EUR	18,000,000	$(80,061)
3-Month Euribor (12/08)	7		7,000,000	(22,042)
3-Month Euribor (06/09)	10		10,000,000	(49,280)
Eurodollar (09/08)	13		$13,000,000	18,363
Eurodollar (12/08)	17		17,000,000	52,063
Eurodollar (03/09)	57		57,000,000	164,100
Eurodollar (06/09)	43		43,000,000	95,325
Eurodollar (09/09)	31		31,000,000	31,713
Eurodollar (12/09)	13		13,000,000	(11,913)
Eurodollar (03/10)	12		12,000,000	(11,013)
Euro-Bund 10-Year Notes Call Options Strike @ EUR 109.20 (09/08)	28	EUR	2,800,000	—
Euro-Bund 10-Year Notes Call Options Strike @ EUR 126.00 (09/08)	25		2,500,000	7
Euro-Schatz 2-Year Notes Call Options Strike @ EUR 107.20 (09/08)	12		1,200,000	2
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/08)	23	GBP	11,500,000	(34,583)
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/08)	7		3,500,000	(19,856)
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/09)	4		2,000,000	(11,055)
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/09)	7		3,500,000	(17,964)
U.S. Treasury 10-Year Notes (09/08)	131		$13,100,000	(25,766)

Short Futures Outstanding
Euro-Bobl 5-Year Notes (09/08)	10	EUR	1,000,000	14,044
Euro-Bund 10-Year Notes (09/08)	29		2,900,000	76,251
Euro-Schatz 2-Year Notes (09/08)	12		1,200,000	10,675
United Kingdom Gilt 10-Year Notes (09/08)	6	GBP	600,000	15,616

				$194,626

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)
(f) Forward foreign currency contracts outstanding as of June 30, 2008 were as follows:

		Principal		Net
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Buy	BRL	5,956,085	07/08	$568,892
Sell	BRL	5,956,085	07/08	(185,892)
Buy	BRL	3,393,861	12/08	80,794
Sell	BRL	1,288,871	12/08	(59,949)
Sell	CHF	85,000	09/08	(1,554)
Buy	CNY	5,916,844	03/09	64,791
Sell	CNY	5,916,844	03/09	(54,732)
Sell	EUR	249,000	07/08	(3,998)
Sell	GBP	1,162,000	08/08	(12,537)
Buy	JPY	47,247,000	07/08	7,402
Buy	KRW	24,878,820	08/08	(2,464)
Sell	KRW	24,878,820	08/08	(92)
Buy	MXN	17,600,851	07/08	134,485
Sell	MXN	17,600,851	07/08	(57,070)
Buy	MXN	9,714,775	11/08	7,288
Buy	MYR	190,514	11/08	(993)
Buy	MYR	236,504	02/09	(1,505)
Buy	PLN	999,197	07/08	104,419
Sell	PLN	999,197	07/08	(14,299)
Buy	PLN	999,197	05/09	13,579
Buy	RUB	454,950	07/08	1,394
Sell	RUB	454,950	07/08	(278)
Buy	RUB	13,522,103	11/08	26,283
Sell	RUB	7,735,420	11/08	(19,994)
Buy	RUB	454,950	05/09	397
Buy	SGD	535,718	11/08	4,174

				$598,541

(g) Purchased options outstanding as of June 30, 2008:

Interest Rate Swaptions

		Pay/Receive
		Floating Rate
		Based on
		3-Month	Exercise	Expiration	Notional
Counterparty	Description	USD-LIBOR	Rate	Date	Amount	Cost	Value

Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap Δ	Pay	3.850%	08/03/09	$1,000,000	$10,575	$6,891

Options on Exchange-Traded Futures Contracts

		Exercise	Expiration	Numbers of
Counterparty	Description	Price	Date	Contracts	Cost	Value

Merrill Lynch	Put- CBOT U.S. Treasury 10-Year Note Futures (09/08)	$91.00	08/22/08	24	$435	$375
Merrill Lynch	Put- CBOT U.S. Treasury 10-Year Note Futures (09/08)	92.00	08/22/08	164	2,972	2,563
Merrill Lynch	Call- CBOT U.S. Treasury 2-Year Note Futures (09/08)	110.25	08/22/08	5	247	78
Merrill Lynch	Call- CBOT U.S. Treasury 2-Year Note Futures (09/08)	111.00	08/22/08	18	608	281
Merrill Lynch	Call- CBOT U.S. Treasury 5-Year Bond Futures (09/08)	126.00	08/22/08	260	4,713	2,031
Merrill Lynch	Call- CBOT U.S. Treasury 30-Year Bond Futures (09/08)	142.00	08/22/08	71	1,287	1,109

					$10,262	$6,437

Options on Securities

		Strike	Expiration	Notional
Counterparty	Description	Price	Date	Amount	Cost	Value

Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 2.000% due 01/15/26 Δ	$87.00	07/01/08	$6,000,000	$469	$60
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 2.375% due 01/15/27 Δ	92.00	07/01/08	3,000,000	234	—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 4.250% due 01/15/10 Δ	103.50	07/01/08	2,500,000	195	22,575
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 3.625% due 04/15/28 Δ	109.50	07/01/08	1,700,000	133	153
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 3.875% due 04/15/29 Δ	118.00	07/07/08	7,000,000	547	46,760
See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)

		Strike	Expiration	Notional
Counterparty	Description	Price	Date	Amount	Cost	Value

Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities	$95.50	07/10/08	$5,000,000	$1,172	$400
	2.500% due 07/15/16 Δ
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities	97.50	07/10/08	5,000,000	1,172	42,650
	0.875% due 04/15/10 Δ
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities	100.00	07/10/08	5,000,000	1,172	18,650
	2.375% due 04/15/11 Δ
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities	103.50	07/11/08	1,600,000	125	6,464
	3.500% due 01/15/11 Δ
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities	91.50	07/15/08	4,500,000	1,054	3,420
	1.625% due 01/15/15 Δ
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities	92.50	07/15/08	4,300,000	1,008	860
	2.000% due 01/15/16 Δ
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities	95.00	07/15/08	6,200,000	1,453	62
	2.625% due 07/15/17 Δ
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities	102.50	07/16/08	1,400,000	109	1,344
	3.000% due 07/15/12 Δ
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities	97.50	07/17/08	600,000	47	756
	0.875% due 04/15/10 Δ
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities	90.00	07/21/08	2,400,000	187	—
	2.375% due 01/15/25 Δ

					$9,077	$144,154

Foreign Currency Options

		Exercise	Expiration	Notional
Counterparty	Description	Price	Date	Amount		Cost	Value

Morgan Stanley	Call - OTC U.S. dollar versus Euro Δ	$1.39	07/08/10	EUR	500,000	$26,342	$18,694
Morgan Stanley	Put - OTC U.S. dollar versus Euro Δ	1.39	07/08/10		500,000	26,342	82,513

						$52,684	$101,207

Total Purchased Options						$82,598	$258,689

(h) Transactions in written options for the year ended March 31, 2008 were as follows:

	Numbers of
	Contracts	Premium

Outstanding, March 31, 2008	7,740,007	$226,993
Call Options Written	300,120	107,495
Put Options Written	92	50,051
Call Options Expired	(48)	(30,224)
Put Options Expired	(53)	(16,930)

Outstanding, June 30, 2008	8,040,118	$337,385

(i) Premiums received and value of written options outstanding as of June 30, 2008:

Interest Rate Swaptions

		Pay/Receive
		Floating Rate
		Based on
		3-Month	Exercise	Expiration	Notional
Counterparty	Description	USD-LIBOR	Rate	Date	Amount	Premium	Value

Barclays	Call - OTC 10-Year Interest Rate Swap Δ	Receive	5.250%	09/15/08	$1,000,000	$26,625	$45,191
Barclays	Put - OTC 10-Year Interest Rate Swap Δ	Pay	5.250%	09/15/08	1,000,000	26,625	4,570
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap Δ	Receive	4.550%	08/03/09	300,000	9,185	6,631
Lehman Brothers	Call - OTC 7-Year Interest Rate Swap Δ	Receive	5.365%	09/20/10	1,000,000	27,250	46,695
Lehman Brothers	Put - OTC 7-Year Interest Rate Swap Δ	Pay	5.365%	09/20/10	1,000,000	37,600	28,677
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap Δ	Receive	5.365%	09/20/10	1,000,000	31,445	46,695
Royal Bank of Scotland	Put - OTC 7-Year Interest Rate Swap Δ	Pay	5.365%	09/20/10	1,000,000	31,445	28,677

						$190,175	$207,136

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)
Options on Exchange-Traded Futures Contracts

		Exercise	Expiration	Numbers of
Counterparty	Description	Price	Date	Contracts	Premium	Value

Merrill Lynch	Put- CBOT U.S. Treasury 30-Year Bond Futures (09/08)	$109.00	08/22/08	5	$2,644	$625
Merrill Lynch	Put- CBOT U.S. Treasury 10-Year Note Futures (09/08)	111.00	08/22/08	19	14,187	6,531
Merrill Lynch	Put- CBOT U.S. Treasury 10-Year Note Futures (09/08)	112.00	08/22/08	10	10,913	5,625
Merrill Lynch	Put- CBOT U.S. Treasury 10-Year Note Futures (09/08)	113.00	08/22/08	5	5,378	4,453
Merrill Lynch	Call- CBOT U.S. Treasury 10-Year Note Futures (09/08)	116.00	08/22/08	39	36,949	21,328
Merrill Lynch	Call- CBOT U.S. Treasury 30-Year Bond Futures (09/08)	117.00	08/22/08	15	13,869	15,234
Merrill Lynch	Call- CBOT U.S. Treasury 10-Year Note Futures (09/08)	117.00	08/22/08	5	4,909	1,719
Merrill Lynch	Call- CBOT U.S. Treasury 30-Year Bond Futures (09/08)	119.00	08/22/08	10	12,006	4,844
Merrill Lynch	Call- CBOT U.S. Treasury 30-Year Bond Futures (09/08)	120.00	08/22/08	10	11,381	3,281

					$112,236	$63,640

Foreign Currency Options

		Exercise		Expiration	Notional
Counterparty	Description	Price		Date	Amount	Premium	Value

JPMorgan Chase	Put - OTC Japanese yen versus U.S. dollar Δ	JPY	95.00	03/05/09	$870,000	$17,487	$11,694
Royal Bank of Scotland	Put - OTC Japanese yen versus U.S. dollar Δ		95.00	03/05/09	870,000	17,487	11,694

						$34,974	$23,388

Total Written Options						$337,385	$294,164

(j) Swap agreements outstanding as of June 30, 2008:
Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Goldman Sachs	Ford Motor Credit Co 7.000% due 10/01/13 Δ	Sell	1.400%	09/20/08	$100,000	$(1,789)
Lehman Brothers	General Motors Acceptance Corp 6.875% due 08/28/12 Δ	Sell	1.425%	09/20/08	100,000	(2,687)
Goldman Sachs	General Motors Acceptance Corp 6.875% due 08/28/12 Δ	Buy	(5.050%)	09/20/08	500,000	9,309
Royal Bank of Scotland	Republic of Indonesia 6.750% due 03/10/14 Δ	Sell	0.400%	12/20/08	1,000,000	(1,681)
Credit Suisse	Chesapeake Energy Corp 6.875% due 01/15/16 Δ	Sell	1.010%	06/20/12	100,000	(3,240)
Merrill Lynch	Dow Jones CDX HY-8 Index Δ	Buy	(2.750%)	06/20/12	198,000	12,207
Morgan Stanley	General Motors Acceptance Corp 6.875% due 08/28/12 Δ	Sell	6.850%	06/20/12	100,000	(23,440)
Royal Bank of Scotland	Lehman Brothers Holdings Inc 6.625% due 01/18/12 Δ	Sell	0.660%	09/20/12	100,000	(7,864)
Citigroup	The Bear Stearns Cos Inc 5.300% due 10/30/15 Δ	Sell	0.720%	09/20/12	100,000	(1,323)
Morgan Stanley	The Goldman Sachs Group Inc 6.600% due 01/15/12 Δ	Sell	0.750%	09/20/12	100,000	(2,256)
Morgan Stanley	The Goldman Sachs Group Inc 6.600% due 01/15/12 Δ	Sell	0.800%	09/20/12	100,000	(2,069)
Credit Suisse	Chesapeake Energy Corp 6.875% due 01/15/16 Δ	Sell	1.550%	09/20/12	100,000	(1,602)
Goldman Sachs	General Motors Acceptance Corp 6.875% due 08/28/12 Δ	Sell	3.050%	09/20/12	100,000	(31,449)
Citigroup	RH Donnelley Corp 8.875% due 01/15/16 Δ	Sell	3.400%	09/20/12	100,000	(30,525)
Morgan Stanley	Ford Motor Credit Co 7.000% due 10/01/13 Δ	Sell	3.800%	09/20/12	100,000	(23,864)
Citigroup	General Motors Acceptance Corp 6.875% due 08/28/12 Δ	Buy	(5.000%)	09/20/12	100,000	27,525
Goldman Sachs	General Motors Acceptance Corp 6.875% due 08/28/12 Δ	Sell	5.350%	09/20/12	500,000	(134,101)
BNP Paribas	The Goldman Sachs Group Inc 6.600% due 01/15/12 Δ	Buy	(0.390%)	12/20/12	100,000	3,780
Goldman Sachs	Dow Jones CDX NA IG-9 Index Δ	Buy	(0.600%)	12/20/12	900,000	11,880
Merrill Lynch	Dow Jones CDX NA IG-9 Index Δ	Buy	(0.600%)	12/20/12	1,400,000	53,686
Morgan Stanley	Dow Jones CDX NA IG-9 Index Δ	Buy	(0.600%)	12/20/12	1,400,000	53,686
Royal Bank of Scotland	Dow Jones CDX NA IG-9 Index Δ	Buy	(0.600%)	12/20/12	400,000	7,158
Deutsche Bank	Dow Jones CDX NA IG-9 Index Δ	Sell	0.710%	12/20/12	600,000	4,537
Deutsche Bank	Dow Jones CDX NA IG-9 Index Δ	Sell	0.720%	12/20/12	3,900,000	26,164
Goldman Sachs	The Bear Stearns Cos Inc 5.300% due 10/30/15 Δ	Buy	(1.780%)	12/20/12	100,000	(2,850)
Lehman Brothers	Dow Jones CDX NA HY-9 Index Δ	Sell	3.330%	12/20/12	200,000	(14,299)
Deutsche Bank	American International Group Inc 6.250% due 05/01/36 Δ	Sell	1.950%	03/20/13	1,200,000	(10,445)
Deutsche Bank	Dow Jones CDX NA IG-10 Index Δ	Buy	(1.550%)	06/20/13	3,200,000	13,238
Goldman Sachs	Dow Jones CDX NA IG-10 Index Δ	Buy	(1.550%)	06/20/13	1,400,000	6,060
Barclays	Dow Jones CDX NA IG-9 Index Δ	Buy	(0.800%)	12/20/17	2,700,000	85,898
Goldman Sachs	Dow Jones CDX NA IG-9 Index Δ	Buy	(0.800%)	12/20/17	400,000	14,050
Lehman Brothers	Dow Jones CDX NA IG-9 Index Δ	Buy	(0.800%)	12/20/17	300,000	10,541
Morgan Stanley	Dow Jones CDX NA IG-9 Index Δ	Buy	(0.800%)	12/20/17	500,000	10,078
Barclays	Dow Jones CDX NA IG-10 Index Δ	Buy	(1.500%)	06/20/18	700,000	19,153
Goldman Sachs	Dow Jones CDX NA IG-10 Index Δ	Buy	(1.500%)	06/20/18	300,000	4,854
Morgan Stanley	Dow Jones CMBX NA AAA-3 Index Δ	Sell	0.080%	12/13/49	400,000	22,921

						$101,241

(1)	If the Fund is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.
See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)
Interest Rate Swaps

							Unrealized
		Pay/Receive	Fixed	Expiration	Notional		Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount		(Depreciation)

Morgan Stanley	6-Month JPY-LIBOR Δ	Pay	1.000%	03/18/09	JPY	300,000,000	$3,448
Barclays	6-Month Australian Bank Bill Δ	Pay	7.000%	12/15/09	AUD	800,000	(7,508)
Morgan Stanley	6-Month Australian Bank Bill Δ	Pay	7.000%	12/15/09		1,600,000	(15,079)
Morgan Stanley	3-Month USD-LIBOR Δ	Pay	4.000%	12/17/09		$100,000	(254)
Morgan Stanley	6-Month GBP-LIBOR Δ	Pay	5.000%	12/19/09	GBP	3,000,000	(63,240)
Citigroup	6-Month Australian Bank Bill Δ	Pay	6.500%	01/15/10	AUD	300,000	(5,895)
Deutsche Bank	6-Month Australian Bank Bill Δ	Pay	6.500%	01/15/10		1,100,000	(21,349)
Royal Bank of Canada	6-Month Australian Bank Bill Δ	Pay	6.500%	01/15/10		700,000	(13,441)
Deutsche Bank	6-Month EUR-LIBOR Δ	Pay	4.500%	03/19/10	EUR	1,200,000	(24,955)
Morgan Stanley	6-Month EUR-LIBOR Δ	Pay	4.500%	03/19/10		1,200,000	(24,951)
Deutsche Bank	6-Month GBP-LIBOR Δ	Pay	6.000%	03/20/10	GBP	1,400,000	(33,209)
Deutsche Bank	6-Month Australian Bank Bill Δ	Pay	7.000%	06/15/10	AUD	5,200,000	(88,783)
Credit Suisse	6-Month GBP-LIBOR Δ	Pay	5.000%	09/15/10	GBP	500,000	(9,709)
Royal Bank of Scotland	6-Month GBP-LIBOR Δ	Pay	5.000%	09/15/10		1,000,000	(18,137)
Barclays	France CPI Excluding Tobacco Δ	Pay	2.103%	10/15/10	EUR	500,000	(10,081)
UBS	France CPI Excluding Tobacco Δ	Pay	2.146%	10/15/10		100,000	(1,959)
Lehman Brothers	3-Month USD-LIBOR Δ	Pay	4.000%	12/17/10		$100,000	(793)
JPMorgan Chase	France CPI Excluding Tobacco Δ	Pay	2.261%	07/14/11	EUR	500,000	(10,246)
JPMorgan Chase	France CPI Excluding Tobacco Δ	Pay	2.028%	10/15/11		200,000	(7,997)
UBS	France CPI Excluding Tobacco Δ	Pay	2.095%	10/15/11		300,000	(10,107)
Goldman Sachs	France CPI Excluding Tobacco Δ	Pay	1.976%	12/15/11		4,000,000	(204,441)
BNP Paribas	France CPI Excluding Tobacco Δ	Pay	1.988%	12/15/11		1,000,000	(50,502)
Morgan Stanley	BRL - CDI Compounded Δ	Pay	10.115%	01/02/12	BRL	1,300,000	(73,382)
UBS	BRL - CDI Compounded Δ	Pay	10.575%	01/02/12		2,400,000	(147,311)
Barclays	BRL - CDI Compounded Δ	Pay	10.680%	01/02/12		2,200,000	(112,370)
Lehman Brothers	BRL - CDI Compounded Δ	Pay	12.540%	01/02/12		1,400,000	(43,688)
Morgan Stanley	BRL - CDI Compounded Δ	Pay	12.540%	01/02/12		1,100,000	(29,509)
Barclays	6-Month GBP-LIBOR Δ	Receive	5.000%	09/17/13	GBP	100,000	5,674
Merrill Lynch	3-Month USD-LIBOR Δ	Pay	4.000%	12/17/13		$3,500,000	(50,055)
Morgan Stanley	3-Month USD-LIBOR Δ	Pay	4.000%	12/17/13		1,800,000	(3,585)
Goldman Sachs	6-Month GBP-LIBOR Δ	Receive	5.000%	09/15/15	GBP	300,000	17,859
Citigroup	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/15		$1,000,000	8,277
Deutsche Bank	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/15		300,000	5,773
UBS	Eurostat Eurozone HICP Excluding Tobacco Δ	Receive	2.275%	10/15/16	EUR	200,000	(2,379)
UBS	France CPI Excluding Tobacco Δ	Pay	2.350%	10/15/16		200,000	(2,379)
JPMorgan Chase	France CPI Excluding Tobacco Δ	Pay	2.353%	10/15/16		100,000	(969)
Credit Suisse	6-Month EUR-LIBOR Δ	Receive	4.000%	06/15/17		500,000	58,550
Barclays	United Kingdom RPI Index Δ	Pay	3.250%	12/14/17	GBP	400,000	(39,957)
Barclays	6-Month Australian Bank Bill Δ	Receive	6.750%	12/15/17	AUD	100,000	4,386
Morgan Stanley	6-Month Australian Bank Bill Δ	Receive	6.750%	12/15/17		200,000	8,850
Royal Bank of Scotland	United Kingdom RPI Index Δ	Pay	3.183%	12/19/17	GBP	600,000	(64,781)
Morgan Stanley	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/18		$7,200,000	(11,737)
Lehman Brothers	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/23		500,000	(2,415)
Merrill Lynch	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/23		700,000	(6,528)
Royal Bank of Scotland	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/23		200,000	1,474
Royal Bank of Scotland	United Kingdom RPI Index Δ	Pay	3.440%	09/10/27	GBP	100,000	(16,512)
Morgan Stanley	6-Month EUR-LIBOR Δ	Pay	4.500%	06/18/34	EUR	200,000	2,239
Barclays	6-Month EUR-LIBOR Δ	Receive	4.000%	12/15/35		400,000	8,213
Credit Suisse	6-Month GBP-LIBOR Δ	Receive	4.000%	12/15/35	GBP	200,000	4,239
HSBC	6-Month GBP-LIBOR Δ	Receive	4.250%	06/12/36		200,000	36,993
Citigroup	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/38		$5,500,000	(63,962)
Lehman Brothers	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/38		900,000	(14,656)
Morgan Stanley	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/38		400,000	(2,562)
Royal Bank of Scotland	3-Month USD-LIBOR Δ	Receive	5.000%	12/17/38		300,000	(3,796)

							$(1,149,194)

Total Swap Agreements							$(1,047,953)

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL COMSTOCK FUND
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.98%

Consumer Discretionary - 18.06%

Comcast Corp ‘A’	254,200	$4,822,174
J.C. Penney Co Inc	20,000	725,800
Liberty Media Corp — Entertainment ‘A’ *	49,800	1,206,654
Liberty Media Corp — Interactive ‘A’ *	94,975	1,401,831
Lowe’s Cos Inc	35,300	732,475
Macy’s Inc	36,100	701,062
News Corp ‘B’	100,500	1,542,675
The Home Depot Inc	27,800	651,076
Time Warner Inc	312,000	4,617,600
Viacom Inc ‘B’ *	128,750	3,932,025

		20,333,372

Consumer Staples - 17.17%

Altria Group Inc	29,000	596,240
Cadbury PLC ADR (United Kingdom)	54,136	2,724,123
CVS Caremark Corp	28,100	1,111,917
Dr Pepper Snapple Group Inc *	31,952	670,353
Kimberly-Clark Corp	15,700	938,546
Kraft Foods Inc ‘A’	113,102	3,217,752
Philip Morris International Inc	26,800	1,323,652
Sara Lee Corp	37,500	459,375
The Coca-Cola Co	20,100	1,044,798
The Procter & Gamble Co	11,500	699,315
Unilever NV ‘NY’ (Netherlands)	71,500	2,030,600
Wal-Mart Stores Inc	80,300	4,512,860

		19,329,531

Financials - 24.62%

Aflac Inc	7,500	471,000
American International Group Inc	35,400	936,684
Bank of America Corp	135,300	3,229,611
Barclays PLC ADR (United Kingdom)	2,800	64,820
Berkshire Hathaway Inc ‘B’ *	182	730,184
Citigroup Inc	156,200	2,617,912
Fannie Mae	10,400	202,904
Freddie Mac	34,300	562,520
Genworth Financial Inc ‘A’	24,300	432,783
JPMorgan Chase & Co	56,100	1,924,791
Merrill Lynch & Co Inc	29,700	941,787
MetLife Inc	27,500	1,451,175
The Bank of New York Mellon Corp	56,939	2,154,002
The Chubb Corp	77,780	3,811,998
The Hartford Financial Services Group Inc	20,800	1,343,056
The PNC Financial Services Group Inc	22,900	1,307,590
The Travelers Cos Inc	25,486	1,106,092
Torchmark Corp	4,900	287,385
U.S. Bancorp	32,200	898,058
Wachovia Corp	118,756	1,844,281
Wells Fargo & Co	59,000	1,401,250

		27,719,883

Health Care - 12.52%

Abbott Laboratories	24,200	1,281,874
Boston Scientific Corp *	94,500	1,161,405
Bristol-Myers Squibb Co	102,900	2,112,537
Cardinal Health Inc	42,300	2,181,834
Eli Lilly & Co	13,500	623,160
GlaxoSmithKline PLC ADR (United Kingdom)	8,400	371,448
Pfizer Inc	58,800	1,027,236
Roche Holding AG ADR (Switzerland)	3,400	307,088
Schering-Plough Corp	109,100	2,148,179
UnitedHealth Group Inc	15,200	399,000
WellPoint Inc *	9,700	462,302
Wyeth	42,100	2,019,116

		14,095,179

Industrials - 1.73%

General Electric Co	36,700	$979,523
Southwest Airlines Co	73,900	963,656

		1,943,179

Information Technology - 8.56%

Alcatel-Lucent ADR (France) *	83,100	501,924
Computer Sciences Corp *	12,700	594,868
Dell Inc *	70,000	1,531,600
eBay Inc *	33,996	929,111
Hewlett-Packard Co	22,500	994,725
Intel Corp	26,100	560,628
International Business Machines Corp	19,800	2,346,894
KLA-Tencor Corp	14,700	598,437
Microsoft Corp	23,700	651,987
Telefonaktiebolaget LM Ericsson ADR (Sweden)	32,700	340,080
The Western Union Co	23,600	583,392

		9,633,646

Materials - 7.28%

Alcoa Inc	11,700	416,754
E.I. du Pont de Nemours & Co	40,899	1,754,158
International Paper Co	209,058	4,871,051
Rohm & Haas Co	24,800	1,151,712

		8,193,675

Telecommunication Services - 6.04%

AT&T Inc	72,500	2,442,525
Verizon Communications Inc	122,900	4,350,660

		6,793,185

Total Common Stocks
(Cost $127,618,900)		108,041,650

SHORT-TERM INVESTMENTS - 7.48%

Money Market Funds - 7.48%

BlackRock Liquidity Funds Institutional TempCash	4,209,267	4,209,267
BlackRock Liquidity Funds Institutional TempFund	4,209,267	4,209,267

		8,418,534

Total Short-Term Investments
(Cost $8,418,534)		8,418,534

TOTAL INVESTMENTS - 103.46%
(Cost $136,037,434)		116,460,184

OTHER ASSETS & LIABILITIES, NET - (3.46%)		(3,889,890)

NET ASSETS - 100.00%		$112,570,294

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL COMSTOCK FUND
Schedule of Investments (Continued)
June 30, 2008 (Unaudited)
Note to Schedule of Investments
(a) As of June 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Financials	24.62%
Consumer Discretionary	18.06%
Consumer Staples	17.17%
Health Care	12.52%
Information Technology	8.56%
Short-Term Investments	7.48%
Materials	7.28%
Telecommunication Services	6.04%
Industrials	1.73%

103.46%
Other Assets & Liabilities, Net	(3.46%)

100.00%

See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MID-CAP GROWTH FUND
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.24%

Consumer Discretionary - 27.71%

Abercrombie & Fitch Co ‘A’	9,922	$621,911
Choice Hotels International Inc	7,531	199,572
Coach Inc *	13,116	378,790
Ctrip.com International Ltd ADR (Cayman)	10,504	480,873
Discovery Holding Co ‘A’ *	17,630	387,155
Gafisa SA ADR (Brazil)	11,624	399,517
Groupe Aeroplan Inc (Canada)	27,079	458,088
Grupo Televisa SA ADR (Mexico)	17,390	410,752
Li & Fung Ltd (Bermuda) +	154,200	465,292
Lululemon Athletica Inc *	9,120	265,027
Marriott International Inc ‘A’	11,427	299,844
Mohawk Industries Inc *	3,313	212,363
Morningstar Inc *	8,398	604,908
New Oriental Education & Technology Group Inc ADR (Cayman) *	4,008	234,147
NVR Inc *	426	213,034
Penn National Gaming Inc *	3,382	108,731
priceline.com Inc *	4,549	525,228
Starbucks Corp *	33,254	523,418
Strayer Education Inc	1,388	290,189
Wynn Resorts Ltd	11,337	922,265

		8,001,104

Energy - 15.30%

Continental Resources Inc *	6,984	484,131
Range Resources Corp	4,930	323,112
Southwestern Energy Co *	32,172	1,531,709
Ultra Petroleum Corp (Canada) *	21,159	2,077,814

		4,416,766

Financials - 9.36%

Alleghany Corp *	858	284,899
Brookfield Asset Management Inc ‘A’ (Canada)	14,463	470,626
Calamos Asset Management Inc ‘A’	15,295	260,474
Forest City Enterprises Inc ‘A’	9,890	318,656
GLG Partners Inc	20,488	159,806
IntercontinentalExchange Inc *	3,449	393,186
Leucadia National Corp	17,350	814,409

		2,702,056

Health Care - 9.22%

Gen-Probe Inc *	7,637	362,605
Illumina Inc *	10,440	909,428
Intuitive Surgical Inc *	1,102	296,879
Mindray Medical International Ltd ADR (Cayman)	11,873	443,100
Techne Corp *	8,397	649,844

		2,661,856

Industrials - 11.65%

Aecom Technology Corp *	7,425	241,535
C.H. Robinson Worldwide Inc	12,987	712,207
Covanta Holding Corp *	14,074	375,635
Expeditors International of Washington Inc	12,006	516,258
Grupo Aeroportuario del Pacifico SA de CV ADR (Mexico)	8,612	252,934
IHS Inc ‘A’ *	8,887	618,535
Monster Worldwide Inc *	12,616	260,016
The Corporate Executive Board Co	9,189	386,398

		3,363,518

Information Technology - 14.40%

Akamai Technologies Inc *	8,505	295,889
Alibaba.com Ltd (Cayman) + *	213,600	300,999
Baidu.com Inc ADR (Cayman) *	2,513	786,468
Equinix Inc *	3,890	347,066
NHN Corp (South Korea) + *	1,770	308,443
Redecard SA (Brazil)	33,083	611,265
salesforce.com Inc *	7,509	512,339
Tencent Holdings Ltd (Cayman) +	88,800	688,716
Teradata Corp *	13,162	304,569

		4,155,754

Materials - 6.19%

Intrepid Potash Inc *	6,118	402,442
Martin Marietta Materials Inc	6,311	653,756
Nalco Holding Co	24,090	509,504
Texas Industries Inc	3,950	221,714

		1,787,416

Telecommunication Services - 1.53%

NII Holdings Inc *	9,287	441,040

Utilities - 1.88%

Questar Corp	7,629	541,964

Total Common Stocks (Cost $23,157,348)		28,071,474

SHORT-TERM INVESTMENT - 5.93%

Money Market Fund - 5.93%

BlackRock Liquidity Funds Institutional TempCash	1,711,817	1,711,817

Total Short-Term Investment (Cost $1,711,817)		1,711,817

TOTAL INVESTMENTS - 103.17% (Cost $24,869,165)		29,783,291

OTHER ASSETS & LIABILITIES, NET - (3.17%)		(914,054)

NET ASSETS - 100.00%		$28,869,237

Notes to Schedule of Investments
(a) As of June 30, 2008, the Fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	27.71%
Energy	15.30%
Information Technology	14.40%
Industrials	11.65%
Financials	9.36%
Health Care	9.22%
Materials	6.19%
Short-Term Investment	5.93%
Utilities	1.88%
Telecommunication Services	1.53%

103.17%
Other Assets & Liabilities, Net	(3.17%)

100.00%

(b) Securities with a total aggregate market value of $1,763,450 or 6.11% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL REAL ESTATE FUND
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.50%

Consumer Discretionary - 5.84%

Gaylord Entertainment Co *	2,996	$71,784
Millennium & Copthorne Hotels PLC (United Kingdom) +	5,760	37,055
Morgans Hotel Group Co *	16,784	172,875
Starwood Hotels & Resorts Worldwide Inc	49,297	1,975,331

		2,257,045

Financials - 83.90%

Acadia Realty Trust REIT	12,665	293,195
AMB Property Corp REIT	14,266	718,721
American Campus Communities Inc REIT	972	27,060
AvalonBay Communities Inc REIT	27,442	2,446,729
Boston Properties Inc REIT	20,414	1,841,751
Brandywine Realty Trust REIT	784	12,356
BRE Properties Inc REIT	2,610	112,961
Brookfield Properties Corp (Canada)	85,760	1,525,670
Camden Property Trust REIT	21,975	972,614
Care Investment Trust Inc REIT	4,580	43,190
Developers Diversified Realty Corp REIT	1,980	68,726
DiamondRock Hospitality Co REIT	12,770	139,065
Douglas Emmett Inc REIT	12,591	276,624
Duke Realty Corp REIT	37,740	847,263
Equity Lifestyle Properties Inc REIT	8,465	372,460
Equity One Inc REIT	281	5,775
Equity Residential REIT	64,574	2,471,247
Extendicare REIT (Canada)	1,580	13,930
Federal Realty Investment Trust REIT	11,611	801,159
Forest City Enterprises Inc ‘A’	23,207	747,730
General Growth Properties Inc REIT	24,427	855,678
Healthcare Realty Trust Inc REIT	38,200	908,014
Hersha Hospitality Trust REIT	10,877	82,121
Highwoods Properties Inc REIT	3,546	111,415
Host Hotels & Resorts Inc REIT	112,305	1,532,963
Kilroy Realty Corp REIT	8,709	409,584
LaSalle Hotel Properties REIT	2,695	67,725
Liberty Property Trust REIT	31,072	1,030,037
Mack-Cali Realty Corp REIT	25,696	878,032
National Health Investors Inc REIT	540	15,395
Parkway Properties Inc REIT	1,108	37,373
Plum Creek Timber Co Inc REIT	27,238	1,163,335
Post Properties Inc REIT	20,126	598,749
ProLogis REIT	20,321	1,104,446
PS Business Parks Inc REIT	6,382	329,311
Public Storage REIT	9,272	749,085
Ramco-Gershenson Properties Trust REIT	6,715	137,926
Regency Centers Corp REIT	23,890	1,412,377
Senior Housing Properties Trust REIT	36,483	712,513
Simon Property Group Inc REIT	33,965	3,053,114
SL Green Realty Corp REIT	893	73,869
Sovran Self Storage Inc REIT	6,957	289,133
Strategic Hotels & Resorts Inc REIT	47,092	441,252
Sunstone Hotel Investors Inc REIT	8,110	134,626
Taubman Centers Inc REIT	6,728	327,317
The Macerich Co REIT	14,634	909,210
Ventas Inc REIT	950	40,442
Vornado Realty Trust REIT	14,790	1,301,520
Weingarten Realty Investors REIT	370	11,218

		32,456,006

Health Care - 1.76%

Assisted Living Concepts Inc ‘A’ *	44,861	246,736
Brookdale Senior Living Inc	21,340	434,482

		681,218

Total Common Stocks (Cost $37,492,436)		35,394,269

SHORT-TERM INVESTMENTS - 4.36%

Money Market Funds - 4.36%

BlackRock Liquidity Funds Institutional TempCash	37,454	37,454
BlackRock Liquidity Funds Institutional TempFund	1,650,138	1,650,138

		1,687,592

Total Short-Term Investments (Cost $1,687,592)		1,687,592

TOTAL INVESTMENTS - 95.86% (Cost $39,180,028)		37,081,861

OTHER ASSETS & LIABILITIES, NET - 4.14%		1,601,361

NET ASSETS - 100.00%		$38,683,222

Notes to Schedule of Investments
(a) As of June 30, 2008, the Fund was diversified by property sector as a percentage of net assets as follows:

Office/Industrial	20.87%
Retail	20.33%
Residential	17.14%
Lodging	12.03%
Diversified	9.20%
Health Care/Assisted Living	6.24%
Land	3.01%
Self-Storage	2.68%

91.50%
Short-Term Investments	4.36%
Other Assets & Liabilities, Net	4.14%

100.00%

(b) Securities with a total aggregate market value of $37,055 or 0.10% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
See explanation of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
Schedule of Investments (Continued)
Explanation of Symbols and Terms
June 30, 2008 (Unaudited)
Explanation of Symbols for Schedules of Investments
*	Non-income producing securities.

+	Securities were fair valued under procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities may be sold to “qualified institutional buyers” in transactions exempt from registration pursuant to Rule 144A of the 1933 Act.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities. The rate shown is based on the latest available information as of June 30, 2008.

‡	Securities were fully/partially segregated with the broker(s)/custodian to cover margin requirements for open futures contracts as of June 30, 2008.

”	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

Δ	Illiquid holdings. Holdings were reported as illiquid by the portfolio manager pursuant to the Funds’ policy and procedures. Under the Funds’ policy, a holding is generally deemed illiquid if it cannot be sold or disposed of within seven days in the ordinary course of business at approximately the amount which a fund has valued the holding. Illiquid holdings may be difficult to value and difficult to sell, which means a fund may not be able to sell a holding quickly for its full value.
Explanation of Terms for Schedules of Investments

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
USD	United States Dollar

Other Abbreviations:

ADR	American Depositary Receipt
CBOT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
CMM	Constant Maturity Mortgage
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
HSI	Hong Kong Stock Exchange
LI	London Stock Exchange
LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
OTC	Over the Counter
REIT	Real Estate Investment Trust
RNC	Riparmio Non-Convertible (Non-convertible savings shares on Italian Stock Exchanges)
XAMS	Amsterdam Stock Exchange
XBSP	Sao Paulo Stock Exchange
Note: The descriptions and industry classifications of the companies shown in the schedule of investments were obtained from published reports and other sources believed to be reliable.

PACIFIC LIFE FUNDS
Federal Income Tax Information
June 30, 2008 (Unaudited)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investment securities for Federal income tax purposes as of June 30, 2008, are presented in the table below:

		Gross	Gross	Net Unrealized	Net Unrealized
	Total Cost of	Unrealized	Unrealized	Appreciation	Appreciation	Net
	Investments	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Appreciation
Funds	on Tax Basis	on Investments	on Investments	on Investments	on Other (1)	(Depreciation)
PL Portfolio Optimization Conservative	$67,465,129	$102,834	$(2,484,755)	$(2,381,921)	$—	$(2,381,921)
PL Portfolio Optimization Moderate-Conservative	126,156,697	1,026,813	(4,818,612)	(3,791,799)	—	(3,791,799)
PL Portfolio Optimization Moderate	469,388,540	5,901,035	(22,884,574)	(16,983,539)	—	(16,983,539)
PL Portfolio Optimization Moderate-Aggressive	495,279,465	6,327,339	(31,040,849)	(24,713,510)	—	(24,713,510)
PL Portfolio Optimization Aggressive	219,633,469	2,505,027	(17,924,122)	(15,419,095)	—	(15,419,095)
PL Money Market	36,659,643	—	—	—	—	—
PL Small-Cap Growth	37,122,544	4,931,412	(5,879,267)	(947,855)	—	(947,855)
PL International Value	136,032,079	11,776,325	(21,240,224)	(9,463,899)	(60,264)	(9,524,163)
PL Large-Cap Value	87,402,528	6,820,994	(7,121,085)	(300,091)	10,115	(289,976)
PL Short Duration Bond	64,186,050	584,488	(179,239)	405,249	119,307	524,556
PL Floating Rate Loan (2)	—	—	—	—	—	—
PL Growth LT	101,939,201	9,953,824	(7,011,350)	2,942,474	(96,068)	2,846,406
PL Mid-Cap Value	98,477,590	5,917,711	(13,471,737)	(7,554,026)	—	(7,554,026)
PL Large-Cap Growth	23,658,897	4,177,696	(688,231)	3,489,465	—	3,489,465
PL International Large-Cap	90,392,636	12,558,019	(5,753,026)	6,804,993	18,231	6,823,224
PL Small-Cap Value	38,230,405	1,407,154	(3,371,183)	(1,964,029)	—	(1,964,029)
PL Main Street Core	121,817,215	8,939,228	(8,103,114)	836,114	—	836,114
PL Emerging Markets	40,688,817	7,427,152	(3,122,747)	4,304,405	2,359	4,306,764
PL Managed Bond	226,211,415	1,312,051	(4,702,853)	(3,390,802)	(1,568,261)	(4,959,063)
PL Inflation Managed	227,304,726	2,592,202	(4,700,547)	(2,108,345)	(429,650)	(2,537,995)
PL Comstock	136,619,392	4,233,355	(24,392,563)	(20,159,208)	—	(20,159,208)
PL Mid-Cap Growth	25,198,796	6,703,296	(2,118,801)	4,584,495	(5,069)	4,579,426
PL Real Estate	39,591,338	1,672,782	(4,182,259)	(2,509,477)	112	(2,509,365)

(1)	Other includes net appreciation or depreciation on derivatives and assets and liabilities in foreign currencies.

(2)	Operations commenced on June 30, 2008. Total net assets were predominately made up of receivables on capital stock subscriptions.

PACIFIC LIFE FUNDS
Fund Valuation and Fair Value Measurements
June 30, 2008 (Unaudited)
Fund Valuation
     The net asset value (“NAV”) per share for each Fund is calculated by subtracting a Fund’s liabilities (including accrued expenses, dividends payable and any borrowings of a Fund) from a Fund’s total assets (the value of the securities and other investments a Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding.
     Each Fund’s NAV is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including when foreign markets are closed. For purposes of calculating the NAV, the Funds use pricing data as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time, although it occasionally closes earlier. The NAV of the Portfolio Optimization Funds is calculated based on the NAVs calculated for each of the Underlying Funds.
     The value of each security and other investment instruments (“holdings”) is based on pricing data obtained from various sources approved by the Funds’ Board of Trustees (the “Board”). Equity holdings, including options, are generally valued at the last reported sale price for securities traded on a principal exchange (U.S. or foreign). Treasury holdings are generally valued at the last reported sale price obtained from pricing/quotation sources (including pricing services and quotation reporting systems), market makers, or broker-dealers. Other equity and fixed income holdings traded in over-the-counter markets and for which no sales are reported are generally valued at the mean between the most recent bid and ask prices obtained from a pricing/quotation and/or valuation reporting system, from established market makers, or from broker-dealers. Bid and ask prices for fixed income holdings are generally based on evaluated prices determined from various observable market and other factors. Certain bonds are valued by a benchmark, matrix, or other pricing processes approved by the Board. If bid and ask prices are not available, holdings may be valued at bid prices or evaluated prices. Money market instruments and short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.
     In the event that market quotations are not readily available, (i.e., approved pricing services or dealers do not provide a valuation for a particular holding), the valuations are deemed unreliable, or if events that could materially affect the NAV occur after the close of the principal market for particular holding but before each Fund values its assets, the holdings may be valued at their fair value as determined in good faith pursuant to procedures adopted by and/or methodologies approved by the Pacific Life Funds’ Board and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a holding is the amount which the Funds might reasonably expect to receive for the holding upon its current sale. Fair valuations are based on a variety of factors and available information which the Funds may consider, including information that becomes known after the close of the NYSE. The values that are determined are deemed to be the price as of the time of close of the NYSE. When fair value pricing of holdings is employed, the prices of holdings used by the Funds to calculate its NAV may differ from market quotations or official closing prices. In light of the subjectivity and judgment involved in making fair value determinations, fair value may not be indicative of the particular amount for which the Funds could obtain upon its current sale.
     If events occur between the time of the determination of the closing price of a foreign holding on an exchange or over-the-counter market and the time a Fund’s NAV is determined, or if, under the Funds’ procedures, the closing price of a foreign holding is not deemed to be reliable, and there could be a material effect on a Fund’s NAV, the holding would be valued at fair value as determined in accordance with procedures and methodologies approved by the Board.
     The Pacific Life Funds has retained a statistical research service to assist in determining the fair value of foreign holdings as approved by the Board. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine fair values for certain foreign holdings. These fair values may not be indicative of the price that a Fund could obtain for a foreign holding if it were to dispose of the holding as of the close of the NYSE.
Statement of Financial Accounting Standards No. 157, Fair Value Measurements, (“SFAS 157”)
     The Fund implemented SFAS 157 as of April 1, 2008. SFAS 157 clarifies the definition of fair value for financial reporting under the accounting principles generally accepted in the United States of America, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Under SFAS 157, the Fund is required to characterize the value of its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
•	Level 1 — Quoted prices in active markets for identical holdings

•	Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

•	Level 3 — Significant unobservable inputs that are not corroborated by observable market data

PACIFIC LIFE FUNDS
Fund Valuation and Fair Value Measurements (Continued)
June 30, 2008 (Unaudited)
     The inputs or methodologies used for valuing the Funds’ holdings are not necessarily an indication of the risks associated with investing in those holdings. For example, money market holdings are valued using amortized cost in accordance with the rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2. Foreign holdings that are fair valued with the assistance of a statistical research service (as described above), are reflected as Level 2.
     The following is a summary of the three-tier hierarchy of inputs as defined in SFAS 157, used to value the Funds’ holdings as of June 30, 2008:

	Fair Value Measurements
		Level 1	Level 2	Level 3
	Total		Significant	Significant
	Fair Value at	Quoted	Observable	Unobservable
	June 30, 2008	Price	Input	Input
PL Portfolio Optimization Conservative

Investments in Securities	$65,083,208	$65,083,208	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$65,083,208	$65,083,208	$—	$—

PL Portfolio Optimization Moderate-Conservative

Investments in Securities	$122,364,898	$122,364,898	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$122,364,898	$122,364,898	$—	$—

PL Portfolio Optimization Moderate

Investments in Securities	$452,405,001	$452,405,001	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$452,405,001	$452,405,001	$—	$—

PL Portfolio Optimization Moderate-Aggressive

Investments in Securities	$470,565,955	$470,565,955	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$470,565,955	$470,565,955	$—	$—

PL Portfolio Optimization Aggressive

Investments in Securities	$204,214,374	$204,214,374	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$204,214,374	$204,214,374	$—	$—

PL Money Market

Investments in Securities	$36,659,643	$2,711,969	$33,947,674	$—
Other Financial Instruments*	—	—	—	—

Total	$36,659,643	$2,711,969	$33,947,674	$—

PL Small-Cap Growth

Investments in Securities	$36,174,689	$36,130,395	$—	$44,294
Other Financial Instruments*	—	—	—	—

Total	$36,174,689	$36,130,395	$—	$44,294

PL International Value

Investments in Securities	$126,568,180	$5,842,773	$120,725,407	$—
Other Financial Instruments*	(80,428)	(80,428)	—	—

Total	$126,487,752	$5,762,345	$120,725,407	$—

PL Large-Cap Value

Investments in Securities	$87,102,437	$85,939,413	$1,163,024	$—
Other Financial Instruments*	(44,454)	(44,454)	—	—

Total	$87,057,983	$85,894,959	$1,163,024	$—

PL Short Duration Bond

Investments in Securities	$64,591,299	$7,926,693	$56,664,606	$—
Other Financial Instruments*	119,307	119,307	—	—

Total	$64,710,606	$8,046,000	$56,664,606	$—

PL Growth LT

Investments in Securities	$104,881,675	$85,169,891	$19,711,784	$—
Other Financial Instruments*	(97,819)	(97,819)	—	—

Total	$104,783,856	$85,072,072	$19,711,784	$—

PACIFIC LIFE FUNDS
Fund Valuation and Fair Value Measurements (Continued)
June 30, 2008 (Unaudited)

	Fair Value Measurements
		Level 1	Level 2	Level 3
	Total		Significant	Significant
	Fair Value at	Quoted	Observable	Unobservable
	June 30, 2008	Price	Input	Input
PL Mid-Cap Value
Investments in Securities	$90,923,564	$90,923,564	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$90,923,564	$90,923,564	$—	$—

PL Large-Cap Growth
Investments in Securities	$27,148,362	$27,148,362	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$27,148,362	$27,148,362	$—	$—

PL International Large-Cap
Investments in Securities	$97,197,629	$4,689,959	$92,507,670	$—
Other Financial Instruments*	—	—	—	—

Total	$97,197,629	$4,689,959	$92,507,670	$—

PL Small-Cap Value
Investments in Securities	$36,266,376	$36,266,376	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$36,266,376	$36,266,376	$—	$—

PL Main Street Core
Investments in Securities	$122,653,329	$122,653,329	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$122,653,329	$122,653,329	$—	$—

PL Emerging Markets
Investments in Securities	$44,993,222	$19,897,179	$25,096,043	$—
Other Financial Instruments*	—	—	—	—

Total	$44,993,222	$19,897,179	$25,096,043	$—

PL Managed Bond
Investments in Securities	$222,820,613	$5,949,320	$216,871,293	$—
Other Financial Instruments*	(78,143,434)	(75,999,136)	(2,844,134)	699,836

Total	$144,677,179	$(70,049,816)	$214,027,159	$699,836

PL Inflation Managed
Investments in Securities	$225,196,381	$112,085,295	$113,111,086	$—
Other Financial Instruments*	(78,365,453)	(77,046,724)	(927,121)	(391,608)

Total	$146,830,928	$35,038,571	$112,183,965	$(391,608)

PL Comstock
Investments in Securities	$116,460,184	$116,460,184	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$116,460,184	$116,460,184	$—	$—

PL Mid-Cap Growth
Investments in Securities	$29,783,291	$28,019,841	$1,763,450	$—
Other Financial Instruments*	—	—	—	—

Total	$29,783,291	$28,019,841	$1,763,450	$—

PL Real Estate
Investments in Securities	$37,081,861	$37,044,806	$37,055	$—
Other Financial Instruments*	—	—	—	—

Total	$37,081,861	$37,044,806	$37,055	$—

PACIFIC LIFE FUNDS
Fund Valuation and Fair Value Measurements (Continued)
June 30, 2008 (Unaudited)
     The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of June 30, 2008:

			Investments in
	Total	Investments in	Other Financial
	Fair Value	Securities	Instruments*
PL Small-Cap Growth Fund
Fair Value, beginning of period	$—	$—	$—
Net purchases (sales)	—	—	—
Total realized and unrealized gains (losses)	—	—	—
Transfers in and/or out of Level 3	44,294	44,294	—

Fair Value, end of period	$44,294	$44,294	$—

PL Emerging Markets
Fair Value, beginning of period	$89,032	$89,032	$—
Net purchases (sales)	(29,293)	(29,293)	—
Total realized and unrealized gains (losses)	(59,739)	(59,739)	—
Transfers in and/or out of Level 3	—	—	—

Fair Value, end of period	$—	$—	$—

PL Managed Bond
Fair Value, beginning of period	$808,345	$122,530	$685,815
Net purchases (sales)	(4,908)	(4,908)	—
Accrued discounts (premiums)	—	—	—
Total realized and unrealized gains (losses)	8,811	(5,210)	14,021
Transfers in and/or out of Level 3	(112,412)	(112,412)	—

Fair Value, end of period	$699,836	$—	$699,836

PL Inflation Managed
Fair Value, beginning of period	$(46,846)	$—	$ (46,846)
Net purchases (sales)	—	—	—
Accrued discounts (premiums)	—	—	—
Total realized and unrealized gains (losses)	(344,762)	—	(344,762)
Transfers in and/or out of Level 3	—	—	—

Fair Value, end of period	$(391,608)	$—	$(391,608)

*	Other financial instruments include open futures contracts, swap contracts, written options, short sales, unfunded loan commitments and forward foreign currency contracts, if any.

Item 2. Controls and Procedures.
(a)	The Chief Executive Officer, President and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
     (a) Exhibit 99. CERT —Separate certifications for the principal executive officer and the principal financial officers of the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Life Funds
By:	/s/ Mary Ann Brown
Mary Ann Brown
President

Date:	August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James T. Morris
James T. Morris
Chief Executive Officer

Date:	August 28, 2008

By:	/s/ Mary Ann Brown
Mary Ann Brown
President

Date:	August 28, 2008

By:	/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and
Accounting Officer)

Date:	August 28, 2008